DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks: 98.6%
	Shares	Value
Communication Services: 10.8%
Media & Entertainment: 10.2%
Alphabet, Inc., Class A	8,905,400	$2,164,902,740
Alphabet, Inc., Class C	6,900,060	1,680,509,613
Charter Communications, Inc., Class A(a)	7,939,676	2,184,244,566
Comcast Corp., Class A	75,418,594	2,369,652,223
EchoStar Corp., Class A(a)	8,472,509	646,960,787
Fox Corp., Class A	10,676,375	673,252,208
Fox Corp., Class B	5,283,865	302,712,626
Meta Platforms, Inc., Class A	2,722,300	1,999,202,674
News Corp., Class A	9,974,090	306,304,304
		12,327,741,741
Telecommunication Services: 0.6%
T-Mobile U.S., Inc.	2,798,837	669,985,601
		12,997,727,342
Consumer Discretionary: 3.9%
Consumer Discretionary Distribution & Retail: 2.0%
Amazon.com, Inc.(a)	10,673,500	2,343,580,395
The Gap, Inc.(b)	3,941,972	84,318,781
		2,427,899,176
Consumer Durables & Apparel: 0.4%
VF Corp.(b)	27,374,300	395,011,149
Consumer Services: 1.5%
Booking Holdings, Inc.	338,230	1,826,195,092
		4,649,105,417
Consumer Staples: 2.4%
Food, Beverage & Tobacco: 2.4%
Anheuser-Busch InBev SA/NV ADR (Belgium)	27,510,185	1,639,882,128
Archer-Daniels-Midland Co.	10,007,007	597,818,598
Molson Coors Beverage Co., Class B(b)	13,942,525	630,899,256
		2,868,599,982
Energy: 4.1%
Baker Hughes Co., Class A	32,962,766	1,605,945,960
ConocoPhillips	7,617,834	720,570,918
Occidental Petroleum Corp.(b)	54,696,940	2,584,430,415
		4,910,947,293
Financials: 21.6%
Banks: 2.4%
Bank of America Corp.	10,676,300	550,790,317
Wells Fargo & Co.	27,828,841	2,332,613,453
		2,883,403,770
Financial Services: 15.1%
Capital One Financial Corp.	8,903,135	1,892,628,438
Fidelity National Information Services, Inc.(b)	29,009,253	1,912,870,143
Fiserv, Inc.(a)	26,535,300	3,421,196,229
LPL Financial Holdings, Inc.	2,285,630	760,406,245
State Street Corp.	5,436,700	630,711,567
The Bank of New York Mellon Corp.	26,323,224	2,868,178,487
The Charles Schwab Corp.	57,314,435	5,471,809,109
The Goldman Sachs Group, Inc.	1,581,200	1,259,188,620
		18,216,988,838
Insurance: 4.1%
Aegon, Ltd., NY Shs (Netherlands)	70,353,839	562,127,174
Aon PLC, Class A	1,798,700	641,380,446

	Shares	Value
MetLife, Inc.(b)	39,248,742	$3,232,918,878
Willis Towers Watson PLC	1,389,757	480,091,556
		4,916,518,054
		26,016,910,662
Health Care: 25.7%
Health Care Equipment & Services: 11.6%
Baxter International, Inc.(b)	38,623,700	879,461,649
CVS Health Corp.	48,222,894	3,635,523,979
GE HealthCare Technologies, Inc.	17,998,973	1,351,722,872
Humana, Inc.(b)	7,551,500	1,964,673,755
Medtronic PLC	5,743,900	547,049,036
The Cigna Group	6,278,072	1,809,654,254
UnitedHealth Group, Inc.	6,511,760	2,248,510,728
Zimmer Biomet Holdings, Inc.(b)	15,549,900	1,531,665,150
		13,968,261,423
Pharmaceuticals, Biotechnology & Life Sciences: 14.1%
Alnylam Pharmaceuticals, Inc.(a)	1,455,416	663,669,696
Avantor, Inc.(a)(b)	74,871,715	934,399,003
BioMarin Pharmaceutical, Inc.(a)(b)	9,769,625	529,122,890
Bristol-Myers Squibb Co.	5,307,239	239,356,479
Elanco Animal Health, Inc.(a)(b)	55,341,300	1,114,573,782
Gilead Sciences, Inc.	22,627,412	2,511,642,732
GSK PLC ADR (United Kingdom)	58,412,777	2,521,095,455
Haleon PLC ADR (United Kingdom)	113,554,161	1,018,580,824
Incyte Corp.(a)(b)	9,433,428	800,049,029
Neurocrine Biosciences, Inc.(a)	3,964,000	556,466,320
Novartis AG ADR (Switzerland)	8,142,808	1,044,233,698
Regeneron Pharmaceuticals, Inc.	2,922,880	1,643,447,738
Roche Holding AG ADR (Switzerland)	19,690,899	823,276,487
Sanofi SA ADR (France)	53,107,424	2,506,670,413
		16,906,584,546
		30,874,845,969
Industrials: 14.9%
Capital Goods: 11.0%
Ashtead Group PLC(b)(c) (United Kingdom)	26,496,300	1,780,560,483
Carrier Global Corp.	9,932,779	592,986,906
Fortive Corp.(b)	27,516,926	1,348,054,205
GE Aerospace	4,411,600	1,327,097,512
IDEX Corp.	272,016	44,273,324
Johnson Controls International PLC(b)	32,173,117	3,537,434,214
RTX Corp.	27,136,100	4,540,683,613
		13,171,090,257
Transportation: 3.9%
FedEx Corp.	11,049,755	2,605,642,727
Norfolk Southern Corp.	7,125,600	2,140,601,496
		4,746,244,223
		17,917,334,480
Information Technology: 8.2%
Semiconductors & Semiconductor Equipment: 2.1%
Microchip Technology, Inc.	4,227,400	271,483,628
SK hynix, Inc.(d) (South Korea)	114,320	28,583,752
Taiwan Semiconductor Manufacturing Co., Ltd.(e) (Taiwan)	52,400,000	2,279,628,104
		2,579,695,484
Software & Services: 3.2%
Adobe, Inc.(a)	1,215,921	428,916,133
1 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks (continued)
	Shares	Value
Cognizant Technology Solutions Corp., Class A	12,702,877	$851,981,960
Microsoft Corp.	4,910,700	2,543,497,065
		3,824,395,158
Technology, Hardware & Equipment: 2.9%
HP, Inc.	26,237,456	714,445,927
Ralliant Corp.(b)	6,854,266	299,737,052
TE Connectivity PLC (Switzerland)	7,937,375	1,742,491,934
Teledyne Technologies, Inc.(a)	1,287,100	754,292,084
		3,510,966,997
		9,915,057,639
Materials: 3.1%
Air Products & Chemicals, Inc.	5,995,751	1,635,161,213
Celanese Corp.(b)	10,127,698	426,173,532
International Flavors & Fragrances, Inc.(b)	17,514,000	1,077,811,560
LyondellBasell Industries NV, Class A	11,197,363	549,118,681
		3,688,264,986
Real Estate: 2.5%
Equity Real Estate Investment Trusts (Reits): 2.5%
Gaming & Leisure Properties, Inc. REIT	10,141,681	472,703,751
SBA Communications Corp. REIT, Class A(b)	6,167,900	1,192,563,465
Sun Communities, Inc. REIT(b)	10,948,300	1,412,330,700
		3,077,597,916
Utilities: 1.4%
American Electric Power Co., Inc.	5,900,000	663,750,000
Dominion Energy, Inc.	16,333,500	999,120,195
		1,662,870,195
Total Common Stocks (Cost $79,154,089,462)		$118,579,261,881
Short-Term Investments: 1.4%
	Par Value/ Shares	Value
Repurchase Agreements: 0.8%
Bank of America(f) 4.19%, dated 9/30/25, due 10/1/25, maturity value $125,014,549	125,000,000	125,000,000
Fixed Income Clearing Corp.(f) 4.18%, dated 9/30/25, due 10/1/25, maturity value $398,046,212	398,000,000	398,000,000
Fixed Income Clearing Corp.(f) 1.65%, dated 9/30/25, due 10/1/25, maturity value $120,081,714	120,076,211	120,076,211
Standard Chartered(f) 4.20%, dated 9/30/25, due 10/1/25, maturity value $375,043,750	375,000,000	375,000,000
		1,018,076,211

	Par Value/ Shares	Value
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	700,107,175	700,107,175
Total Short-Term Investments (Cost $1,718,183,386)		$1,718,183,386
Total Investments In Securities (Cost $80,872,272,848)	100.0%	$120,297,445,267
Other Assets Less Liabilities	0.0%	18,074,359
Net Assets	100.0%	$120,315,519,626
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	The security is issued in British Pounds (GBP).
(d)	The security is issued in Korean Won (KRW).
(e)	The security is issued in Taiwanese Dollar (TWD).
(f)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 3.75%-4.375%,
4/30/27-11/30/28. Total collateral value is $528,437,898.
Bank of America: U.S. Treasury Notes 0.625%-4.125%, 11/30/27-8/31/30.
Total collateral value is $127,514,858.
Standard Chartered: U.S. Treasury Notes 1.625%-4.625%, 11/15/26-
5/15/35. U.S. Treasury Bonds 1.125%-2.375%, 8/15/40-5/15/51.
U.S. Treasury Inflation Indexed Notes 1.125%-2.375%, 10/15/28-1/15/33.
Total collateral value is $382,544,626.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
USD United States Dollar
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2025. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
                September 30, 2025
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 19.3%
Consumer Discretionary 0.3%
The Gap, Inc.	$526,253,616	$—	$(507,766,988)	$151,085,237	$(85,253,084)	$— (a)	$7,665,656
VF Corp.	587,452,478	—	—	—	(192,441,329)	395,011,149	7,391,061
						395,011,149
Consumer Staples 0.5%
Molson Coors Beverage Co., Class B	614,276,945	238,637,349	(95,950,310)	5,672,407	(131,737,135)	630,899,256	15,383,578
Energy 2.1%
Occidental Petroleum Corp.	2,349,249,144	253,940,095	(118,325,862)	(6,164,391)	105,731,429	2,584,430,415	37,101,961
Occidental Petroleum Corp., Warrant(b)	261,706,101	—	(51,604,707)	—	(210,101,394)	—	—
						2,584,430,415
Financials 4.3%
Brighthouse Financial, Inc.(b)	243,640,577	—	(304,174,065)	92,621,120	(32,087,632)	—	—
Fidelity National Information Services, Inc.	1,856,256,140	419,062,031	—	—	(362,448,028)	1,912,870,143	29,337,320
MetLife, Inc.	3,253,939,203	34,562,935	(74,117,730)	10,779,592	7,754,878	3,232,918,878	65,644,722
						5,145,789,021
Health Care 5.8%
Avantor, Inc.(b)	1,408,344,400	120,744,793	—	—	(594,690,190)	934,399,003	—
Baxter International, Inc.	1,000,456,272	104,778,326	—	—	(225,772,949)	879,461,649	18,549,465
BioMarin Pharmaceutical, Inc.(b)	642,157,451	—	—	—	(113,034,561)	529,122,890	—
Elanco Animal Health, Inc.(b)	670,183,143	—	—	—	444,390,639	1,114,573,782	—
Humana, Inc.	1,731,114,072	188,248,893	—	—	45,310,790	1,964,673,755	19,720,898
Incyte Corp.(b)	670,353,912	—	(16,685,968)	(5,848,346)	152,229,431	— (a)	—
Zimmer Biomet Holdings, Inc.	1,322,867,868	289,884,664	—	—	(81,087,382)	1,531,665,150	10,171,128
						6,953,896,229
Industrials 2.6%
Ashtead Group PLC(c)	972,991,052	632,389,028	—	—	175,180,403	1,780,560,483	24,990,465
Fortive Corp.	360,968,400	1,503,554,069	(368,090,812)	—	(148,377,452)	1,348,054,205	3,980,350
Johnson Controls International PLC	3,151,873,567	—	(681,318,912)	262,232,538	804,647,021	— (a)	38,368,549
						3,128,614,688
Information Technology 0.2%
Ralliant Corp.	—	368,090,812	—	—	(68,353,760)	299,737,052	342,713
Materials 1.3%
Celanese Corp.	613,375,909	83,510,361	—	—	(270,712,738)	426,173,532	911,493
International Flavors & Fragrances, Inc.	1,361,753,507	101,478,714	—	—	(385,420,661)	1,077,811,560	20,026,640
						1,503,985,092
Real Estate 2.2%
SBA Communications Corp. REIT, Class A	994,870,080	261,834,573	—	—	(64,141,188)	1,192,563,465	17,885,208
Sun Communities, Inc. REIT	866,077,710	491,296,359	—	—	54,956,631	1,412,330,700	73,025,110
						2,604,894,165
				$510,378,157	$(1,175,458,261)	$23,247,257,067	$390,496,317
(a)	Company was not an affiliate at period end
(b)	Non-income producing
3 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Holdings of 5% Voting Securities  (continued)
(c)	The security is issued in British Pounds (GBP).
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$12,997,727,342	$—
Consumer Discretionary	4,649,105,417	—
Consumer Staples	2,868,599,982	—
Energy	4,910,947,293	—
Financials	26,016,910,662	—
Health Care	30,874,845,969	—
Industrials	16,136,773,997	1,780,560,483
Information Technology	7,606,845,783	2,308,211,856
Materials	3,688,264,986	—
Real Estate	3,077,597,916	—
Utilities	1,662,870,195	—
Short-Term Investments
Repurchase Agreements	—	1,018,076,211
Money Market Fund	700,107,175	—
Total Securities	$115,190,596,717	$5,106,848,550
Security transactions. Security transactions are recorded on the trade date.
5 / Dodge & Cox Stock Fund

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks: 96.9%
	Shares	Value
Communication Services: 9.2%
Media & Entertainment: 9.2%
Alphabet, Inc., Class C (United States)	1,522,280	$370,751,294
Baidu, Inc. ADR, Class A(a) (China)	374,600	49,361,042
Charter Communications, Inc., Class A(a) (United States)	702,097	193,150,395
Comcast Corp., Class A (United States)	6,545,900	205,672,178
EchoStar Corp., Class A(a) (United States)	174,855	13,351,928
Grupo Televisa SAB ADR (Mexico)	9,665,600	26,000,464
Meta Platforms, Inc., Class A (United States)	227,600	167,144,888
Tencent Holdings, Ltd. (China)	1,696,500	144,534,661
		1,169,966,850
Consumer Discretionary: 8.4%
Automobiles & Components: 0.5%
Stellantis NV (Netherlands)	6,382,123	59,074,170
Consumer Discretionary Distribution & Retail: 5.4%
Alibaba Group Holding, Ltd. ADR (China)	965,300	172,528,069
Amazon.com, Inc.(a) (United States)	951,500	208,920,855
Coupang, Inc., Class A(a) (South Korea)	7,160,457	230,566,715
JD.com, Inc. ADR, Class A (China)	2,113,746	73,938,835
		685,954,474
Consumer Durables & Apparel: 0.7%
adidas AG (Germany)	209,500	44,188,046
VF Corp. (United States)	2,748,900	39,666,627
		83,854,673
Consumer Services: 1.8%
Booking Holdings, Inc. (United States)	28,700	154,959,049
Entain PLC (United Kingdom)	5,781,690	67,777,106
Ollamani SAB(a) (Mexico)	1,786,800	5,356,449
		228,092,604
		1,056,975,921
Consumer Staples: 3.0%
Consumer Staples Distribution & Retail: 0.7%
Wal-Mart de Mexico SAB de CV (Mexico)	29,268,000	90,424,192
Food, Beverage & Tobacco: 1.5%
Anheuser-Busch InBev SA/NV (Belgium)	1,927,400	115,250,363
Archer-Daniels-Midland Co. (United States)	1,197,700	71,550,598
		186,800,961
Household & Personal Products: 0.8%
Reckitt Benckiser Group PLC (United Kingdom)	1,295,450	100,048,535
		377,273,688
Energy: 3.8%
BP PLC (United Kingdom)	20,763,400	119,108,083
Occidental Petroleum Corp. (United States)	3,487,108	164,765,853
Suncor Energy, Inc. (Canada)	2,630,400	109,977,024
TotalEnergies SE (France)	1,422,500	86,802,331
		480,653,291
Financials: 22.7%
Banks: 7.7%
Axis Bank, Ltd. (India)	12,002,100	152,936,087

	Shares	Value
Banco Santander SA (Spain)	16,187,794	$169,183,345
Barclays PLC (United Kingdom)	15,080,700	77,330,779
BNP Paribas SA, Class A (France)	1,822,700	166,154,076
Credicorp, Ltd. (Peru)	533,100	141,953,868
HDFC Bank, Ltd. (India)	22,154,800	237,739,679
IndusInd Bank, Ltd.(a) (India)	3,573,300	29,633,328
		974,931,162
Financial Services: 8.8%
Fidelity National Information Services, Inc. (United States)	2,380,700	156,983,358
Fiserv, Inc.(a) (United States)	1,672,800	215,674,104
Julius Baer Group, Ltd. (Switzerland)	1,410,800	98,125,324
LPL Financial Holdings, Inc. (United States)	173,600	57,754,984
The Charles Schwab Corp. (United States)	3,749,900	358,002,953
UBS Group AG (Switzerland)	2,748,800	112,999,316
XP, Inc., Class A (Brazil)	6,048,767	113,656,332
		1,113,196,371
Insurance: 6.2%
Aegon, Ltd. (Netherlands)	6,185,792	49,945,946
AIA Group, Ltd. (Hong Kong)	19,603,800	187,907,099
Aviva PLC (United Kingdom)	13,777,843	127,584,364
MetLife, Inc. (United States)	1,360,900	112,097,333
Prudential PLC (Hong Kong)	14,723,700	207,258,706
Willis Towers Watson PLC (United States)	301,983	104,320,028
		789,113,476
		2,877,241,009
Health Care: 23.0%
Health Care Equipment & Services: 10.0%
Baxter International, Inc. (United States)	3,637,900	82,834,983
CVS Health Corp. (United States)	3,927,800	296,116,842
Fresenius Medical Care AG (Germany)	2,806,300	147,251,311
GE HealthCare Technologies, Inc. (United States)	1,731,900	130,065,690
Humana, Inc. (United States)	733,000	190,704,610
Koninklijke Philips NV (Netherlands)	1,059,866	29,014,404
The Cigna Group (United States)	371,838	107,182,303
UnitedHealth Group, Inc. (United States)	433,900	149,825,670
Zimmer Biomet Holdings, Inc. (United States)	1,412,500	139,131,250
		1,272,127,063
Pharmaceuticals, Biotechnology & Life Sciences: 13.0%
Alnylam Pharmaceuticals, Inc.(a) (United States)	215,641	98,332,296
Avantor, Inc.(a) (United States)	7,756,600	96,802,368
Bayer AG (Germany)	6,681,020	221,518,626
BioMarin Pharmaceutical, Inc.(a) (United States)	800,500	43,355,080
BioNTech SE ADR(a) (Germany)	539,278	53,183,596
Elanco Animal Health, Inc.(a) (United States)	3,710,600	74,731,484
GSK PLC (United Kingdom)	17,121,920	368,127,037
Haleon PLC (United Kingdom)	32,656,000	147,505,248
Incyte Corp.(a) (United States)	555,680	47,127,221
Neurocrine Biosciences, Inc.(a) (United States)	176,463	24,771,876
Regeneron Pharmaceuticals, Inc. (United States)	303,152	170,453,275
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 1

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks (continued)
	Shares	Value
Roche Holding AG (Switzerland)	325,800	$107,230,961
Sanofi SA (France)	2,026,257	191,530,464
		1,644,669,532
		2,916,796,595
Industrials: 11.9%
Capital Goods: 7.9%
Ashtead Group PLC (United Kingdom)	2,785,200	187,166,399
Daikin Industries, Ltd. (Japan)	733,900	84,436,658
Fortive Corp. (United States)	2,560,031	125,415,918
Johnson Controls International PLC (United States)	1,873,803	206,024,640
Mitsubishi Electric Corp. (Japan)	1,900,400	49,473,954
RTX Corp. (United States)	2,109,000	352,898,970
		1,005,416,539
Transportation: 4.0%
DHL Group (Germany)	2,700,400	120,437,979
FedEx Corp. (United States)	764,900	180,371,069
Norfolk Southern Corp. (United States)	676,100	203,107,201
		503,916,249
		1,509,332,788
Information Technology: 7.2%
Semiconductors & Semiconductor Equipment: 5.1%
Infineon Technologies AG (Germany)	4,322,900	168,730,250
SK hynix, Inc. (South Korea)	327,075	81,779,484
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	9,082,800	395,141,339
		645,651,073
Software & Services: 1.1%
Microsoft Corp. (United States)	283,100	146,631,645
Technology, Hardware & Equipment: 1.0%
Ralliant Corp. (United States)	715,333	31,281,512
TE Connectivity PLC (Switzerland)	427,515	93,852,368
		125,133,880
		917,416,598
Materials: 6.0%
Air Products & Chemicals, Inc. (United States)	525,200	143,232,544
Akzo Nobel NV (Netherlands)	2,256,100	160,703,931
Celanese Corp. (United States)	934,000	39,302,720
Cemex SAB de CV ADR (Mexico)	8,300,700	74,623,293
Glencore PLC (Australia)	28,079,600	129,762,835
International Flavors & Fragrances, Inc. (United States)	2,608,727	160,541,060
LyondellBasell Industries NV, Class A (United States)	1,157,500	56,763,800
		764,930,183
Real Estate: 1.0%
Equity Real Estate Investment Trusts (Reits): 1.0%
SBA Communications Corp. REIT, Class A (United States)	626,700	121,172,445
Utilities: 0.7%
American Electric Power Co., Inc. (United States)	729,400	82,057,500
Total Common Stocks (Cost $9,182,193,626)		$12,273,816,868
Preferred Stocks: 1.9%
	Shares	Value
Financials: 1.5%
Banks: 1.5%
Itau Unibanco Holding SA, Pfd (Brazil)	25,071,852	$184,049,464
Information Technology: 0.4%
Technology, Hardware & Equipment: 0.4%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,191,930	56,665,870
Total Preferred Stocks (Cost $114,837,771)		$240,715,334
Short-Term Investments: 1.1%
	Par Value/ Shares	Value
Repurchase Agreements: 0.4%
Fixed Income Clearing Corp.(b) 4.18%, dated 9/30/25, due 10/1/25, maturity value $41,004,761	$41,000,000	41,000,000
Fixed Income Clearing Corp.(b) 1.65%, dated 9/30/25, due 10/1/25, maturity value $12,574,481	12,573,905	12,573,905
		53,573,905
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	83,024,349	83,024,349
Total Short-Term Investments (Cost $136,598,254)		$136,598,254
Total Investments In Securities (Cost $9,433,629,651)	99.9%	$12,651,130,456
Other Assets Less Liabilities	0.1%	10,962,251
Net Assets	100.0%	$12,662,092,707
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.875%- 4.875%, 2/28/27-11/30/28. Total collateral value is $54,645,535.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
2 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	443	12/19/25	$61,694,395	$(189,303)
MSCI Emerging Markets Index	130	12/19/25	8,838,050	90,998
				$(98,305)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	10/9/25	CNH	53,055,000	USD	7,446,734	$(3,709)
JPMorgan	10/9/25	USD	3,755,144	CNH	26,758,479	1,227
State Street	10/9/25	USD	3,690,776	CNH	26,296,521	1,667
Bank of America	10/10/25	USD	7,457,282	CNH	53,176,697	(2,816)
Bank of America	10/10/25	USD	7,459,088	CNH	53,173,219	(522)
Barclays	10/10/25	CNH	53,176,697	USD	7,459,104	994
HSBC	10/10/25	CNH	53,085,640	USD	7,449,362	(2,038)
State Street	10/10/25	USD	3,723,964	CNH	26,542,702	319
UBS	10/10/25	CNH	53,173,219	USD	7,459,035	576
UBS	10/10/25	USD	3,724,389	CNH	26,542,938	711
HSBC	10/16/25	USD	6,256,326	CNH	43,512,744	149,138
HSBC	10/16/25	USD	12,516,250	CNH	87,025,489	301,875
JPMorgan	10/16/25	USD	6,247,971	CNH	43,512,745	140,783
Barclays	11/20/25	USD	5,662,758	CNH	40,752,037	(71,096)
Citibank	11/20/25	USD	5,662,632	CNH	40,750,000	(70,935)
Citibank	11/20/25	USD	5,662,145	CNH	40,745,925	(70,849)
UBS	11/20/25	USD	5,663,624	CNH	40,752,038	(70,230)
Barclays	1/15/26	USD	4,667,068	CNH	33,335,000	(40,307)
Barclays	1/15/26	USD	4,666,237	CNH	33,330,000	(40,431)
Barclays	1/30/26	USD	7,516,141	CNH	53,176,697	297
UBS	1/30/26	USD	7,516,234	CNH	53,173,219	882
HSBC	2/5/26	USD	3,808,178	CNH	27,180,490	(34,774)
HSBC	2/5/26	USD	7,506,898	CNH	53,055,000	5,641
Morgan Stanley	2/5/26	USD	3,809,245	CNH	27,180,490	(33,707)
Morgan Stanley	2/5/26	USD	3,816,325	CNH	27,239,020	(34,902)
HSBC	2/12/26	USD	3,431,455	CNH	24,571,963	(44,100)
HSBC	2/12/26	USD	3,429,840	CNH	24,572,059	(45,729)
JPMorgan	2/12/26	USD	4,572,673	CNH	32,762,745	(61,418)
UBS	2/12/26	USD	3,429,648	CNH	24,572,059	(45,920)
UBS	2/12/26	USD	3,429,936	CNH	24,572,059	(45,633)
HSBC	3/13/26	USD	6,735,419	CNH	47,601,900	(8,945)
HSBC	3/20/26	USD	6,809,211	CNH	48,137,718	(13,848)
HSBC	3/20/26	USD	6,809,751	CNH	48,144,940	(14,332)
UBS	3/20/26	USD	6,816,018	CNH	48,144,940	(8,066)
Bank of America	4/17/26	USD	9,089,626	CNH	63,884,617	20,145
Bank of America	4/17/26	USD	9,113,992	CNH	64,057,692	19,941
Citibank	4/17/26	USD	9,121,519	CNH	64,057,692	27,468
HSBC	4/24/26	USD	7,541,217	CNH	53,085,640	2,033
HSBC	5/15/26	USD	536,109	CNH	3,750,187	2,916
HSBC	5/15/26	USD	536,044	CNH	3,749,625	2,931
HSBC	5/15/26	USD	535,680	CNH	3,750,188	2,487
State Street	5/15/26	USD	534,554	CNH	3,750,000	1,388
Bank of America	5/22/26	USD	3,237,370	CNH	22,757,740	527
HSBC	5/22/26	USD	3,234,827	CNH	22,723,040	2,919
HSBC	5/22/26	USD	3,232,582	CNH	22,729,574	(256)
State Street	5/22/26	USD	3,235,527	CNH	22,729,574	2,689
HSBC	6/12/26	USD	965,747	CNH	6,759,168	3,315
HSBC	6/12/26	USD	965,664	CNH	6,759,168	3,232
JPMorgan	6/12/26	USD	965,409	CNH	6,758,154	3,121
Bank of America	6/26/26	USD	7,285,617	CNH	51,009,520	17,002
HSBC	7/10/26	USD	8,467,631	CNH	59,216,683	23,244
HSBC	7/10/26	USD	8,466,299	CNH	59,216,683	21,913
JPMorgan	7/10/26	USD	8,462,551	CNH	59,215,430	18,343
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 3

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JPMorgan	7/10/26	USD	8,490,275	CNH	59,373,341	$23,549
HSBC	7/17/26	USD	4,617,273	CNH	32,319,529	6,930
HSBC	7/17/26	USD	17,820,738	CNH	125,000,000	(10,368)
UBS	7/17/26	USD	4,607,328	CNH	32,240,701	8,230
UBS	7/17/26	USD	4,606,405	CNH	32,239,771	7,439
HSBC	8/14/26	USD	8,167,670	CNH	57,373,800	(27,524)
HSBC	8/14/26	USD	6,116,033	CNH	42,965,130	(21,047)
UBS	8/14/26	USD	8,170,148	CNH	57,390,388	(27,416)
UBS	8/14/26	USD	8,168,254	CNH	57,377,086	(27,409)
Bank of America	9/11/26	USD	7,310,224	CNH	50,971,266	19,860
Goldman Sachs	9/11/26	USD	7,309,071	CNH	50,971,266	18,707
UBS	9/11/26	USD	7,330,777	CNH	51,110,913	20,440
UBS	9/11/26	USD	7,309,416	CNH	50,984,638	17,139
Citibank	9/18/26	USD	5,828,381	CNH	40,666,657	9,937
Citibank	9/18/26	USD	5,834,445	CNH	40,666,664	15,999
HSBC	9/18/26	USD	5,831,935	CNH	40,666,664	13,489
Morgan Stanley	9/18/26	USD	5,829,510	CNH	40,666,661	11,064
TWD: Taiwan Dollar
Citibank	10/14/25	TWD	118,000,000	USD	3,918,964	(43,682)
Goldman Sachs	10/14/25	USD	3,919,615	TWD	118,000,000	44,333
Bank of America	10/15/25	TWD	117,960,094	USD	3,905,317	(31,051)
Bank of America	10/15/25	USD	3,902,733	TWD	117,960,095	28,466
Citibank	10/15/25	USD	3,905,317	TWD	117,960,094	31,051
HSBC	10/15/25	USD	3,919,011	TWD	118,079,811	40,813
UBS	10/15/25	TWD	118,079,811	USD	3,916,412	(38,214)
UBS	10/15/25	TWD	117,960,095	USD	3,903,378	(29,112)
Bank of America	10/20/25	USD	4,264,086	TWD	127,666,730	69,418
Bank of America	10/20/25	TWD	127,666,730	USD	4,264,086	(69,418)
Citibank	10/20/25	TWD	127,666,539	USD	4,256,970	(62,309)
JPMorgan	10/20/25	USD	4,258,390	TWD	127,666,539	63,729
Citibank	10/22/25	USD	2,116,506	TWD	63,810,539	19,602
State Street	10/22/25	USD	2,118,723	TWD	63,856,192	20,319
State Street	10/22/25	TWD	127,666,731	USD	4,235,931	(40,624)
Citibank	10/23/25	USD	2,223,928	TWD	70,414,000	(90,151)
Morgan Stanley	10/23/25	USD	2,154,346	TWD	67,991,163	(80,109)
Citibank	10/27/25	USD	4,013,035	TWD	121,912,000	5,309
Citibank	10/27/25	TWD	121,912,000	USD	4,014,357	(6,630)
Bank of America	10/31/25	USD	5,209,035	TWD	158,198,395	6,845
HSBC	10/31/25	TWD	158,198,395	USD	5,206,464	(4,273)
Standard Chartered	10/31/25	USD	5,205,092	TWD	158,198,362	2,903
Standard Chartered	10/31/25	TWD	158,198,362	USD	5,202,182	7
Goldman Sachs	11/7/25	USD	4,042,655	TWD	127,000,000	(135,996)
UBS	11/7/25	USD	2,577,999	TWD	74,994,000	110,490
Citibank	11/20/25	USD	2,228,915	TWD	70,406,958	(90,251)
HSBC	11/20/25	USD	16,498,149	TWD	530,300,000	(969,637)
Citibank	12/18/25	USD	2,235,122	TWD	70,417,521	(89,927)
Citibank	12/18/25	USD	3,939,104	TWD	111,000,000	274,100
HSBC	12/18/25	USD	8,364,635	TWD	265,000,000	(385,147)
Bank of America	1/16/26	USD	3,305,098	TWD	103,713,988	(128,900)
HSBC	1/16/26	USD	3,311,087	TWD	103,786,012	(125,296)
Citibank	2/6/26	USD	2,247,105	TWD	70,417,521	(89,764)
HSBC	2/6/26	USD	3,817,718	TWD	118,250,000	(106,515)
Citibank	2/13/26	USD	3,372,926	TWD	97,116,667	147,566
Citibank	2/13/26	USD	3,370,819	TWD	97,116,668	145,459
Bank of America	2/26/26	USD	2,174,434	TWD	67,994,563	(86,946)
HSBC	2/26/26	USD	2,351,649	TWD	74,881,222	(138,769)
HSBC	2/26/26	USD	2,182,461	TWD	67,994,563	(78,920)
HSBC	3/6/26	USD	2,170,664	TWD	69,331,013	(137,177)
JPMorgan	3/6/26	USD	2,167,122	TWD	69,341,415	(141,065)
State Street	3/6/26	USD	2,174,558	TWD	69,337,947	(133,514)
Bank of America	3/13/26	USD	2,526,781	TWD	71,659,500	139,607
Citibank	3/13/26	USD	2,561,481	TWD	71,670,250	173,950
Citibank	3/13/26	USD	4,154,468	TWD	113,500,057	373,471
Goldman Sachs	3/13/26	USD	2,524,400	TWD	71,670,250	136,869
Citibank	3/20/26	USD	2,281,002	TWD	73,384,412	(165,503)
4 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank	3/20/26	USD	2,280,861	TWD	73,384,417	$(165,644)
HSBC	3/20/26	USD	2,279,373	TWD	73,384,416	(167,132)
HSBC	3/20/26	USD	2,280,719	TWD	73,384,405	(165,786)
Citibank	3/27/26	USD	3,615,430	TWD	116,163,756	(260,227)
JPMorgan	3/27/26	USD	2,185,641	TWD	67,984,364	(82,571)
UBS	3/27/26	USD	3,582,979	TWD	116,163,756	(292,678)
HSBC	4/17/26	USD	1,981,147	TWD	62,000,000	(91,728)
HSBC	4/17/26	USD	4,168,199	TWD	113,500,057	373,498
JPMorgan	4/17/26	USD	1,981,970	TWD	62,000,000	(90,905)
UBS	4/17/26	USD	3,853,549	TWD	118,250,000	(99,960)
HSBC	4/24/26	USD	3,861,661	TWD	118,329,019	(97,136)
HSBC	4/24/26	USD	3,863,691	TWD	118,170,981	(89,819)
HSBC	4/24/26	USD	4,173,557	TWD	113,499,886	376,322
UBS	5/15/26	USD	3,422,734	TWD	97,116,666	167,079
UBS	5/15/26	USD	3,419,962	TWD	97,116,666	164,307
UBS	5/15/26	USD	3,416,954	TWD	97,116,666	161,299
UBS	5/15/26	USD	3,414,431	TWD	97,116,667	158,776
Citibank	5/22/26	USD	2,551,493	TWD	71,107,555	166,145
HSBC	5/22/26	USD	2,542,661	TWD	71,118,223	156,955
HSBC	5/22/26	USD	2,544,480	TWD	71,118,222	158,775
HSBC	5/29/26	USD	4,202,390	TWD	113,653,642	387,248
JPMorgan	5/29/26	USD	4,155,772	TWD	113,473,341	346,681
UBS	5/29/26	USD	4,187,369	TWD	113,373,017	381,647
JPMorgan	6/5/26	USD	4,023,905	TWD	110,979,287	296,032
UBS	6/5/26	USD	4,045,909	TWD	110,979,288	318,037
UBS	6/5/26	USD	4,044,506	TWD	111,062,137	313,851
UBS	6/5/26	USD	4,036,638	TWD	110,979,288	308,766
HSBC	6/12/26	USD	5,970,546	TWD	168,250,000	315,111
UBS	6/12/26	USD	6,001,727	TWD	168,258,412	346,009
UBS	6/12/26	USD	5,981,624	TWD	168,233,175	326,754
JPMorgan	6/26/26	USD	4,948,373	TWD	136,649,322	348,956
UBS	6/26/26	USD	4,937,587	TWD	136,450,226	344,872
UBS	6/26/26	USD	4,922,802	TWD	136,450,226	330,087
UBS	6/26/26	USD	4,932,768	TWD	136,450,226	340,053
Citibank	7/10/26	USD	18,186,393	TWD	506,000,000	1,132,354
Citibank	7/10/26	USD	4,120,319	TWD	121,912,000	11,442
HSBC	7/10/26	USD	18,187,046	TWD	506,000,000	1,133,008
Bank of America	7/17/26	USD	2,506,455	TWD	69,466,398	163,623
Barclays	7/17/26	USD	2,511,017	TWD	69,499,930	167,054
Citibank	7/17/26	USD	2,497,485	TWD	69,500,000	153,519
HSBC	7/17/26	USD	2,506,169	TWD	69,533,672	161,068
Citibank	7/24/26	USD	3,787,614	TWD	108,250,000	134,324
Standard Chartered	7/24/26	USD	3,815,269	TWD	108,239,175	162,344
Citibank	8/7/26	USD	3,807,386	TWD	108,255,412	149,029
Citibank	8/7/26	USD	3,799,635	TWD	108,255,413	141,278
Citibank	8/7/26	USD	3,557,468	TWD	103,750,000	51,365
Citibank	8/7/26	USD	3,571,552	TWD	103,750,000	65,449
HSBC	8/28/26	USD	5,372,674	TWD	158,198,395	15,812
Standard Chartered	8/28/26	USD	5,373,586	TWD	158,198,362	16,724
Bank of America	9/11/26	USD	4,067,589	TWD	117,960,094	67,905
Citibank	9/11/26	USD	4,087,571	TWD	118,000,000	86,533
UBS	9/11/26	USD	4,067,589	TWD	117,960,095	67,905
UBS	9/11/26	USD	4,083,687	TWD	118,079,811	79,943
Bank of America	9/18/26	USD	4,449,093	TWD	127,666,730	117,379
Citibank	9/18/26	USD	4,443,666	TWD	127,666,539	111,959
State Street	9/18/26	USD	4,410,818	TWD	127,666,731	79,104
Unrealized gain on currency forward contracts						13,643,195
Unrealized loss on currency forward contracts						(5,980,813)
Net unrealized gain on currency forward contracts						$7,662,382
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 5

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,025,432,189	$144,534,661
Consumer Discretionary	885,936,599	171,039,322
Consumer Staples	161,974,790	215,298,898
Energy	274,742,877	205,910,414
Financials	1,260,442,960	1,616,798,049
Health Care	1,704,618,544	1,212,178,051
Industrials	1,067,817,798	441,514,990
Information Technology	271,765,525	645,651,073
Materials	474,463,417	290,466,766
Real Estate	121,172,445	—
Utilities	82,057,500	—
Preferred Stocks
Financials	184,049,464	—
Information Technology	—	56,665,870
Short-Term Investments
Repurchase Agreements	—	53,573,905
Money Market Fund	83,024,349	—
6 / Dodge & Cox Global Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$7,597,498,457	$5,053,631,999
Other Investments
Futures Contracts
Appreciation	$90,998	$—
Depreciation	(189,303)	—
Currency Forward Contracts
Appreciation	—	13,643,195
Depreciation	—	(5,980,813)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Global Stock Fund / 7

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks: 95.0%
	Shares	Value
Communication Services: 6.0%
Media & Entertainment: 2.7%
Baidu, Inc. ADR, Class A(a) (China)	3,088,685	$406,996,022
Grupo Televisa SAB ADR (Mexico)	46,380,780	124,764,298
NetEase, Inc. ADR (China)	2,157,326	327,891,979
Tencent Holdings, Ltd. (China)	8,746,800	745,190,552
		1,604,842,851
Telecommunication Services: 3.3%
Cellnex Telecom SA(b)(c) (Spain)	16,093,700	558,010,037
Deutsche Telekom AG (Germany)	24,340,200	829,284,027
Liberty Global, Ltd., Class A(a) (Belgium)	4,612,561	52,859,949
Liberty Global, Ltd., Class C(a) (Belgium)	6,395,068	75,142,049
Millicom International Cellular SA (Guatemala)	7,890,710	383,015,064
Sunrise Communications AG, Class A (Switzerland)	2,073,133	122,664,968
		2,020,976,094
		3,625,818,945
Consumer Discretionary: 10.6%
Automobiles & Components: 0.6%
Stellantis NV (Netherlands)	39,424,300	364,918,981
Consumer Discretionary Distribution & Retail: 5.8%
Alibaba Group Holding, Ltd. ADR (China)	7,754,700	1,385,997,531
Coupang, Inc., Class A(a) (South Korea)	31,561,400	1,016,277,080
JD.com, Inc. ADR, Class A (China)	14,183,748	496,147,505
Prosus NV, Class N (China)	8,200,745	581,586,650
		3,480,008,766
Consumer Durables & Apparel: 1.0%
adidas AG (Germany)	646,800	136,423,999
Kering SA (France)	1,395,200	464,945,285
		601,369,284
Consumer Services: 3.2%
Booking Holdings, Inc. (United States)	160,300	865,502,981
Entain PLC(d) (United Kingdom)	44,909,996	526,467,100
Flutter Entertainment PLC(a) (United States)	604,478	153,537,412
Ollamani SAB(a) (Mexico)	11,595,195	34,759,942
Yum China Holdings, Inc. (China)	8,073,100	346,497,452
		1,926,764,887
		6,373,061,918
Consumer Staples: 7.3%
Consumer Staples Distribution & Retail: 1.0%
Seven & i Holdings Co., Ltd. (Japan)	10,853,700	145,974,488
Wal-Mart de Mexico SAB de CV (Mexico)	141,453,700	437,024,618
		582,999,106
Food, Beverage & Tobacco: 4.6%
Anheuser-Busch InBev SA/NV (Belgium)	13,439,500	803,625,224
Danone SA (France)	7,036,200	613,024,456
Diageo PLC (United Kingdom)	19,468,300	463,458,676
Imperial Brands PLC (United Kingdom)	21,473,497	912,187,655
		2,792,296,011

	Shares	Value
Household & Personal Products: 1.7%
Beiersdorf AG (Germany)	4,374,500	$457,671,498
Reckitt Benckiser Group PLC (United Kingdom)	7,249,200	559,860,927
		1,017,532,425
		4,392,827,542
Energy: 5.1%
BP PLC (United Kingdom)	63,195,900	362,519,747
Equinor ASA (Norway)	4,354,500	106,510,850
Suncor Energy, Inc. (Canada)	21,668,754	905,970,605
TC Energy Corp. (Canada)	9,277,800	504,805,098
TotalEnergies SE (France)	19,027,870	1,161,099,101
		3,040,905,401
Financials: 24.1%
Banks: 14.2%
Axis Bank, Ltd. (India)	66,840,650	851,713,237
Banco Santander SA (Spain)	216,541,916	2,263,142,575
Barclays PLC (United Kingdom)	295,055,208	1,512,983,425
BNP Paribas SA, Class A (France)	20,740,092	1,890,629,743
Credicorp, Ltd. (Peru)	3,335,080	888,065,102
HDFC Bank, Ltd. (India)	92,493,800	992,536,439
IndusInd Bank, Ltd.(a) (India)	17,431,600	144,560,018
		8,543,630,539
Financial Services: 3.7%
Julius Baer Group, Ltd. (Switzerland)	6,581,500	457,762,841
UBS Group AG (Switzerland)	36,030,042	1,481,144,538
XP, Inc., Class A (Brazil)	16,476,502	309,593,473
		2,248,500,852
Insurance: 6.2%
Aegon, Ltd. (Netherlands)	42,539,375	343,475,717
AIA Group, Ltd. (Hong Kong)	79,983,500	766,660,926
Aon PLC, Class A (United States)	1,001,400	357,079,212
Aviva PLC (United Kingdom)	93,673,352	867,425,696
Prudential PLC (Hong Kong)	69,388,158	976,744,965
Willis Towers Watson PLC (United States)	1,208,873	417,605,178
		3,728,991,694
		14,521,123,085
Health Care: 14.2%
Health Care Equipment & Services: 1.9%
Fresenius Medical Care AG(d) (Germany)	14,034,734	736,426,246
Koninklijke Philips NV (Netherlands)	5,148,564	140,944,720
Olympus Corp. (Japan)	21,423,000	271,422,728
		1,148,793,694
Pharmaceuticals, Biotechnology & Life Sciences: 12.3%
Bayer AG (Germany)	22,390,610	742,392,205
BioNTech SE ADR(a) (Germany)	2,517,713	248,296,856
GSK PLC (United Kingdom)	77,964,620	1,676,265,543
Haleon PLC (United Kingdom)	154,811,204	699,273,183
Novartis AG (Switzerland)	12,273,070	1,578,200,554
Roche Holding AG (Switzerland)	3,255,500	1,071,486,778
Sanofi SA (France)	14,456,122	1,366,454,379
		7,382,369,498
		8,531,163,192
Industrials: 10.2%
Capital Goods: 9.1%
Ashtead Group PLC (United Kingdom)	13,623,800	915,524,051
Daikin Industries, Ltd. (Japan)	3,540,200	407,307,067
1 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks (continued)
	Shares	Value
Johnson Controls International PLC (United States)	16,602,001	$1,825,390,010
Mitsubishi Electric Corp. (Japan)	31,713,900	825,621,991
NIDEC Corp. (Japan)	16,435,900	291,912,927
Schneider Electric SE (France)	1,890,646	533,739,795
Smiths Group PLC(d) (United Kingdom)	20,175,116	643,593,011
		5,443,088,852
Transportation: 1.1%
DHL Group (Germany)	15,469,100	689,922,655
		6,133,011,507
Information Technology: 8.2%
Semiconductors & Semiconductor Equipment: 5.0%
Infineon Technologies AG (Germany)	22,091,300	862,261,577
SK hynix, Inc. (South Korea)	1,371,500	342,920,012
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	41,154,200	1,790,386,850
		2,995,568,439
Technology, Hardware & Equipment: 3.2%
Brother Industries, Ltd. (Japan)	7,931,700	132,640,019
Kyocera Corp. (Japan)	28,338,400	385,021,248
Murata Manufacturing Co., Ltd. (Japan)	21,507,800	408,162,227
Samsung Electronics Co., Ltd. (South Korea)	1,126,500	67,709,834
TE Connectivity PLC (Switzerland)	4,324,685	949,398,098
		1,942,931,426
		4,938,499,865
Materials: 8.1%
Akzo Nobel NV(d) (Netherlands)	13,435,060	956,990,807
Amrize, Ltd.(a) (United States)	5,577,641	270,295,384
Cemex SAB de CV ADR (Mexico)	76,950,135	691,781,714
Glencore PLC (Australia)	157,627,361	728,435,349
Holcim AG (Switzerland)	6,517,798	554,711,329
International Flavors & Fragrances, Inc. (United States)	7,740,800	476,368,832
Linde PLC (United States)	1,277,735	606,924,125
Mitsubishi Chemical Group Corp. (Japan)	43,225,400	249,205,480
Teck Resources, Ltd., Class B (Canada)	7,544,740	331,138,638
		4,865,851,658
Real Estate: 1.2%
Real Estate Management & Development: 1.2%
CK Asset Holdings, Ltd. (Hong Kong)	53,816,700	261,172,622
Daito Trust Construction Co., Ltd. (Japan)	12,326,000	270,353,253
Hang Lung Group, Ltd.(d) (Hong Kong)	92,433,300	174,330,752
		705,856,627
Total Common Stocks (Cost $39,954,597,502)		$57,128,119,740
Preferred Stocks: 3.0%
	Shares	Value
Financials: 2.4%
Banks: 2.4%
Itau Unibanco Holding SA, Pfd (Brazil)	197,492,296	$1,449,767,298

	Shares	Value
Information Technology: 0.6%
Technology, Hardware & Equipment: 0.6%
Samsung Electronics Co., Ltd., Pfd (South Korea)	7,414,600	$352,499,528
Total Preferred Stocks (Cost $1,028,519,666)		$1,802,266,826
Short-Term Investments: 1.8%
	Par Value/ Shares	Value
Repurchase Agreements: 1.1%
Fixed Income Clearing Corp.(e) 4.18%, dated 9/30/25, due 10/1/25, maturity value $620,071,989	$620,000,000	620,000,000
Fixed Income Clearing Corp.(e) 1.65%, dated 9/30/25, due 10/1/25, maturity value $59,707,384	59,704,648	59,704,648
		679,704,648
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	388,759,929	388,759,929
Total Short-Term Investments (Cost $1,068,464,577)		$1,068,464,577
Total Investments In Securities (Cost $42,051,581,745)	99.8%	$59,998,851,143
Other Assets Less Liabilities	0.2%	115,509,950
Net Assets	100.0%	$60,114,361,093
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	See below regarding holdings of 5% voting securities
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.875%- 4.375%, 2/28/27-11/30/28. Total collateral value is $693,298,849.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	10/9/25	CNH	599,325,000	USD	84,120,512	$(41,894)
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JPMorgan	10/9/25	USD	42,419,217	CNH	302,271,702	$13,866
State Street	10/9/25	USD	41,692,100	CNH	297,053,298	18,834
Bank of America	10/10/25	USD	84,239,663	CNH	600,699,726	(31,814)
Bank of America	10/10/25	USD	84,260,067	CNH	600,660,442	(5,899)
Barclays	10/10/25	CNH	600,699,726	USD	84,260,247	11,230
HSBC	10/10/25	CNH	599,671,119	USD	84,150,195	(23,020)
State Street	10/10/25	USD	42,067,000	CNH	299,834,222	3,600
UBS	10/10/25	CNH	600,660,442	USD	84,259,464	6,501
UBS	10/10/25	USD	42,071,802	CNH	299,836,897	8,027
HSBC	10/16/25	USD	102,509,993	CNH	712,751,979	2,472,401
HSBC	10/16/25	USD	51,240,257	CNH	356,375,990	1,221,461
JPMorgan	10/16/25	USD	51,171,832	CNH	356,375,990	1,153,036
Barclays	11/20/25	USD	46,552,734	CNH	335,016,750	(584,467)
Citibank	11/20/25	USD	46,547,692	CNH	334,966,500	(582,439)
Citibank	11/20/25	USD	46,551,700	CNH	335,000,000	(583,144)
UBS	11/20/25	USD	46,559,851	CNH	335,016,750	(577,350)
Citibank	12/11/25	USD	73,384,511	CNH	523,048,100	(314,749)
HSBC	12/11/25	USD	73,479,356	CNH	523,048,100	(219,904)
Bank of America	1/15/26	USD	36,125,945	CNH	260,009,623	(591,102)
Barclays	1/15/26	USD	44,582,401	CNH	318,434,254	(385,033)
Barclays	1/15/26	USD	44,574,465	CNH	318,386,491	(386,223)
HSBC	1/15/26	USD	36,001,668	CNH	259,100,406	(586,984)
Standard Chartered	1/15/26	USD	44,483,377	CNH	318,434,255	(484,056)
Barclays	1/30/26	USD	84,904,555	CNH	600,699,726	3,359
UBS	1/30/26	USD	84,905,603	CNH	600,660,442	9,959
HSBC	2/5/26	USD	39,528,515	CNH	282,130,821	(360,951)
HSBC	2/5/26	USD	84,800,141	CNH	599,325,000	63,727
Morgan Stanley	2/5/26	USD	39,613,080	CNH	282,738,359	(362,284)
Morgan Stanley	2/5/26	USD	39,539,594	CNH	282,130,821	(349,872)
HSBC	2/12/26	USD	42,758,232	CNH	306,183,149	(549,513)
HSBC	2/12/26	USD	42,738,106	CNH	306,184,340	(569,808)
JPMorgan	2/12/26	USD	56,978,574	CNH	408,245,787	(765,311)
UBS	2/12/26	USD	42,735,720	CNH	306,184,340	(572,194)
UBS	2/12/26	USD	42,739,299	CNH	306,184,340	(568,615)
Citibank	3/13/26	USD	29,751,423	CNH	210,559,749	(81,241)
HSBC	3/13/26	USD	86,722,133	CNH	612,900,000	(115,167)
UBS	3/13/26	USD	29,671,765	CNH	210,559,748	(160,899)
HSBC	3/20/26	USD	49,783,939	CNH	351,972,448	(104,777)
HSBC	3/20/26	USD	49,779,992	CNH	351,919,654	(101,241)
UBS	3/20/26	USD	49,829,751	CNH	351,972,448	(58,965)
Bank of America	4/17/26	USD	28,547,106	CNH	200,637,624	63,269
Bank of America	4/17/26	USD	28,623,631	CNH	201,181,188	62,626
Citibank	4/17/26	USD	28,647,271	CNH	201,181,188	86,266
UBS	4/17/26	USD	57,520,606	CNH	410,208,199	(715,248)
HSBC	4/24/26	USD	85,187,817	CNH	599,671,119	22,964
HSBC	5/15/26	USD	52,359,949	CNH	366,268,312	284,806
HSBC	5/15/26	USD	52,353,592	CNH	366,213,375	286,260
HSBC	5/15/26	USD	52,318,065	CNH	366,268,313	242,923
State Street	5/15/26	USD	52,208,062	CNH	366,250,000	135,524
Bank of America	5/22/26	USD	49,449,329	CNH	347,613,948	8,048
HSBC	5/22/26	USD	49,376,189	CNH	347,183,733	(3,903)
HSBC	5/22/26	USD	49,410,481	CNH	347,083,925	44,585
State Street	5/22/26	USD	49,421,172	CNH	347,183,733	41,080
HSBC	6/12/26	USD	58,161,538	CNH	407,066,786	199,618
HSBC	6/12/26	USD	58,156,552	CNH	407,066,786	194,632
JPMorgan	6/12/26	USD	58,141,184	CNH	407,005,728	187,958
Bank of America	6/26/26	USD	39,437,704	CNH	276,119,141	92,033
HSBC	6/26/26	USD	49,926,550	CNH	349,296,129	153,505
HSBC	6/26/26	USD	50,073,781	CNH	350,175,968	175,363
JPMorgan	6/26/26	USD	50,126,257	CNH	350,527,903	177,690
HSBC	7/10/26	USD	41,518,636	CNH	290,397,946	107,459
HSBC	7/10/26	USD	41,525,166	CNH	290,397,946	113,990
JPMorgan	7/10/26	USD	41,500,254	CNH	290,391,801	89,954
JPMorgan	7/10/26	USD	41,636,212	CNH	291,166,195	115,482
HSBC	7/17/26	USD	49,130,079	CNH	343,895,813	73,739
3 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	7/17/26	USD	49,024,257	CNH	343,057,042	$87,567
UBS	7/17/26	USD	49,014,437	CNH	343,047,145	79,159
HSBC	8/14/26	USD	40,190,148	CNH	282,335,793	(138,306)
HSBC	8/14/26	USD	53,672,028	CNH	377,019,163	(180,867)
UBS	8/14/26	USD	53,675,867	CNH	377,040,762	(180,114)
UBS	8/14/26	USD	53,688,311	CNH	377,128,174	(180,155)
Bank of America	9/11/26	USD	39,570,901	CNH	275,912,065	107,503
Goldman Sachs	9/11/26	USD	39,564,659	CNH	275,912,065	101,261
UBS	9/11/26	USD	39,682,160	CNH	276,667,988	110,643
UBS	9/11/26	USD	39,566,528	CNH	275,984,450	92,777
Citibank	9/18/26	USD	43,712,861	CNH	304,999,931	74,525
Citibank	9/18/26	USD	43,758,336	CNH	304,999,978	119,993
HSBC	9/18/26	USD	43,739,510	CNH	304,999,977	101,167
Morgan Stanley	9/18/26	USD	43,721,325	CNH	304,999,961	82,984
TWD: Taiwan Dollar
Citibank	10/14/25	TWD	537,500,000	USD	17,851,212	(198,976)
Goldman Sachs	10/14/25	USD	17,854,177	TWD	537,500,000	201,941
Bank of America	10/15/25	TWD	537,318,228	USD	17,789,049	(141,438)
Bank of America	10/15/25	USD	17,777,278	TWD	537,318,228	129,667
Citibank	10/15/25	USD	17,789,049	TWD	537,318,228	141,438
HSBC	10/15/25	USD	17,851,429	TWD	537,863,544	185,907
UBS	10/15/25	TWD	537,863,544	USD	17,839,587	(174,065)
UBS	10/15/25	TWD	537,318,228	USD	17,780,219	(132,608)
Bank of America	10/20/25	USD	18,926,752	TWD	566,666,950	308,122
Bank of America	10/20/25	TWD	566,666,950	USD	18,926,752	(308,122)
Citibank	10/20/25	TWD	566,666,100	USD	18,895,168	(276,566)
JPMorgan	10/20/25	USD	18,901,471	TWD	566,666,100	282,869
Citibank	10/22/25	USD	9,394,413	TWD	283,232,155	87,008
State Street	10/22/25	USD	9,404,253	TWD	283,434,795	90,189
State Street	10/22/25	TWD	566,666,950	USD	18,801,783	(180,314)
Citibank	10/23/25	USD	19,015,243	TWD	602,060,625	(770,820)
Morgan Stanley	10/23/25	USD	19,929,004	TWD	628,959,376	(741,057)
Citibank	10/27/25	USD	18,201,982	TWD	552,958,000	24,078
Citibank	10/27/25	TWD	552,958,000	USD	18,207,975	(30,072)
Bank of America	10/31/25	USD	23,626,695	TWD	717,542,723	31,047
HSBC	10/31/25	TWD	717,542,723	USD	23,615,031	(19,383)
Standard Chartered	10/31/25	USD	23,608,810	TWD	717,542,572	13,167
Standard Chartered	10/31/25	TWD	717,542,572	USD	23,595,613	31
Goldman Sachs	11/7/25	USD	22,330,097	TWD	701,500,000	(751,190)
UBS	11/7/25	USD	14,610,038	TWD	425,006,000	626,167
Citibank	11/20/25	USD	19,057,883	TWD	602,000,418	(771,674)
Citibank	12/18/25	USD	19,110,958	TWD	602,090,728	(768,902)
Citibank	12/18/25	USD	20,227,829	TWD	570,000,000	1,407,543
Bank of America	1/16/26	USD	18,476,695	TWD	579,798,681	(720,595)
HSBC	1/16/26	USD	18,510,171	TWD	580,201,319	(700,450)
Citibank	2/6/26	USD	19,213,413	TWD	602,090,729	(767,511)
HSBC	2/6/26	USD	21,199,232	TWD	656,625,000	(591,461)
Citibank	2/13/26	USD	18,916,635	TWD	544,666,667	827,607
Citibank	2/13/26	USD	18,904,816	TWD	544,666,668	815,788
Bank of America	2/26/26	USD	20,114,833	TWD	628,990,824	(804,305)
HSBC	2/26/26	USD	17,230,930	TWD	548,667,259	(1,016,787)
HSBC	2/26/26	USD	20,189,081	TWD	628,990,824	(730,057)
HSBC	3/6/26	USD	19,716,960	TWD	629,759,702	(1,246,031)
JPMorgan	3/6/26	USD	19,684,788	TWD	629,854,176	(1,281,348)
State Street	3/6/26	USD	19,752,327	TWD	629,822,685	(1,212,761)
Bank of America	3/13/26	USD	14,102,962	TWD	399,960,000	779,203
Citibank	3/13/26	USD	14,296,640	TWD	400,020,000	970,883
Citibank	3/13/26	USD	21,229,879	TWD	580,000,290	1,908,487
Goldman Sachs	3/13/26	USD	14,089,676	TWD	400,020,000	763,919
Citibank	3/20/26	USD	20,438,525	TWD	657,548,212	(1,482,956)
Citibank	3/20/26	USD	20,437,255	TWD	657,548,246	(1,484,227)
HSBC	3/20/26	USD	20,423,924	TWD	657,548,246	(1,497,557)
HSBC	3/20/26	USD	20,435,982	TWD	657,548,146	(1,485,497)
Citibank	3/27/26	USD	13,603,262	TWD	437,072,807	(979,118)
JPMorgan	3/27/26	USD	20,218,501	TWD	628,896,480	(763,832)
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 4

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	3/27/26	USD	13,481,164	TWD	437,072,807	$(1,101,216)
HSBC	4/17/26	USD	10,784,470	TWD	337,500,000	(499,327)
HSBC	4/17/26	USD	21,300,047	TWD	580,000,290	1,908,622
JPMorgan	4/17/26	USD	10,788,952	TWD	337,500,000	(494,846)
UBS	4/17/26	USD	21,398,195	TWD	656,625,000	(555,061)
HSBC	4/24/26	USD	21,443,241	TWD	657,063,780	(539,384)
HSBC	4/24/26	USD	21,454,511	TWD	656,186,220	(498,754)
HSBC	4/24/26	USD	21,327,429	TWD	579,999,420	1,923,058
UBS	5/15/26	USD	19,195,977	TWD	544,666,666	937,042
UBS	5/15/26	USD	19,180,430	TWD	544,666,666	921,494
UBS	5/15/26	USD	19,149,410	TWD	544,666,667	890,474
UBS	5/15/26	USD	19,163,559	TWD	544,666,666	904,623
Citibank	5/22/26	USD	21,727,557	TWD	605,525,274	1,414,830
HSBC	5/22/26	USD	21,667,839	TWD	605,616,113	1,352,066
HSBC	5/22/26	USD	21,652,346	TWD	605,616,113	1,336,572
HSBC	5/29/26	USD	21,474,769	TWD	580,785,136	1,978,887
JPMorgan	5/29/26	USD	21,236,542	TWD	579,863,766	1,771,587
UBS	5/29/26	USD	21,398,009	TWD	579,351,098	1,950,264
JPMorgan	6/5/26	USD	20,663,294	TWD	569,893,639	1,520,166
UBS	6/5/26	USD	20,769,085	TWD	570,319,083	1,611,667
UBS	6/5/26	USD	20,776,290	TWD	569,893,639	1,633,163
UBS	6/5/26	USD	20,728,681	TWD	569,893,639	1,585,554
HSBC	6/12/26	USD	9,758,694	TWD	275,000,000	515,041
UBS	6/12/26	USD	9,809,658	TWD	275,013,750	565,542
UBS	6/12/26	USD	9,776,800	TWD	274,972,500	534,071
JPMorgan	6/26/26	USD	18,796,567	TWD	519,067,207	1,325,524
UBS	6/26/26	USD	18,699,435	TWD	518,310,931	1,253,846
UBS	6/26/26	USD	18,737,291	TWD	518,310,931	1,291,702
UBS	6/26/26	USD	18,755,597	TWD	518,310,931	1,310,009
Citibank	7/10/26	USD	18,688,590	TWD	552,958,000	51,896
Bank of America	7/17/26	USD	21,548,299	TWD	597,211,114	1,406,685
Barclays	7/17/26	USD	21,587,521	TWD	597,499,402	1,436,184
Citibank	7/17/26	USD	21,471,180	TWD	597,500,000	1,319,823
HSBC	7/17/26	USD	21,545,846	TWD	597,789,484	1,384,725
Citibank	7/24/26	USD	19,244,227	TWD	550,000,000	682,476
Citibank	7/24/26	USD	12,181,540	TWD	350,000,000	369,517
Standard Chartered	7/24/26	USD	19,384,737	TWD	549,945,000	824,843
Citibank	8/7/26	USD	19,344,688	TWD	550,027,500	757,190
Citibank	8/7/26	USD	19,305,307	TWD	550,027,500	717,809
Citibank	8/7/26	USD	19,887,533	TWD	580,000,000	287,151
Citibank	8/7/26	USD	19,966,264	TWD	580,000,000	365,882
HSBC	8/28/26	USD	24,368,916	TWD	717,542,723	71,718
Standard Chartered	8/28/26	USD	24,373,049	TWD	717,542,572	75,857
Bank of America	9/11/26	USD	18,528,215	TWD	537,318,228	309,312
Citibank	9/11/26	USD	18,619,232	TWD	537,500,000	394,166
UBS	9/11/26	USD	18,601,541	TWD	537,863,544	364,147
UBS	9/11/26	USD	18,528,215	TWD	537,318,228	309,312
Bank of America	9/18/26	USD	19,747,933	TWD	566,666,950	521,003
Citibank	9/18/26	USD	19,723,846	TWD	566,666,100	496,945
State Street	9/18/26	USD	19,578,046	TWD	566,666,950	351,116
Unrealized gain on currency forward contracts						61,431,976
Unrealized loss on currency forward contracts						(37,235,777)
Net unrealized gain on currency forward contracts						$24,196,199
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2025. Further detail on these holdings and related activity during the period appear below.
5 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 3.8%
Consumer Discretionary 0.9%
Entain PLC	$417,391,431	$—	$(48,407,598)	$(36,660,157)	$194,143,424	$526,467,100	$11,776,316
Health Care 0.0%
Fresenius Medical Care AG	662,351,779	18,397,900	(50,561,712)	(14,021,205)	120,259,484	— (a)	20,747,783
Industrials 1.0%
Smiths Group PLC	432,632,511	—	—	—	210,960,500	643,593,011	3,780,281
Materials 1.6%
Akzo Nobel NV	806,695,185	—	—	—	150,295,622	956,990,807	20,019,595
Real Estate 0.3%
Hang Lung Group, Ltd.	125,843,400	—	(1,752,251)	(3,555,331)	53,794,934	174,330,752	10,298,845
				$(54,236,693)	$729,453,964	$2,301,381,670	$66,622,820
(a)	Company was not an affiliate at period end
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 6

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,370,669,361	$2,255,149,584
Consumer Discretionary	4,298,719,903	2,074,342,015
Consumer Staples	437,024,618	3,955,802,924
Energy	1,410,775,703	1,630,129,698
Financials	1,972,342,965	12,548,780,120
Health Care	248,296,856	8,282,866,336
Industrials	1,825,390,010	4,307,621,497
Information Technology	949,398,098	3,989,101,767
Materials	2,106,213,309	2,759,638,349
Real Estate	—	705,856,627
Preferred Stocks
Financials	1,449,767,298	—
Information Technology	—	352,499,528
Short-Term Investments
Repurchase Agreements	—	679,704,648
Money Market Fund	388,759,929	—
7 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$16,457,358,050	$43,541,493,093
Other Investments
Currency Forward Contracts
Appreciation	$—	$61,431,976
Depreciation	—	(37,235,777)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox International Stock Fund / 8

DODGE & COX EMERGING MARKETS STOCK FUND
Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks: 90.7%
	Shares	Value
Communication Services: 9.1%
Media & Entertainment: 6.5%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	705,400	$2,150,479
Baidu, Inc. ADR, Class A(a) (China)	38,044	5,013,058
Grupo Televisa SAB (Mexico)	2,961,814	1,593,025
IGG, Inc. (Singapore)	2,244,600	1,300,281
JOYY, Inc. ADR, Class A (China)	47,206	2,766,744
Megacable Holdings SAB de CV (Mexico)	337,994	1,098,501
MultiChoice Group(a) (South Africa)	256,669	1,862,255
NetEase, Inc. ADR (China)	48,550	7,379,114
Sun TV Network, Ltd. (India)	243,528	1,445,697
Tencent Holdings, Ltd. (China)	280,200	23,871,861
Zhihu, Inc. ADR(a) (China)	264,134	1,339,159
		49,820,174
Telecommunication Services: 2.6%
America Movil SAB de CV, Series B (Mexico)	1,207,600	1,267,375
Millicom International Cellular SA (Guatemala)	236,679	11,488,399
PT Telkom Indonesia Persero Tbk, Class B (Indonesia)	9,609,800	1,771,825
Safaricom PLC (Kenya)	10,050,300	2,246,071
Singapore Telecommunications, Ltd. (Singapore)	725,000	2,319,410
Sitios Latinoamerica SAB de CV(a) (Brazil)	2,118,402	471,951
		19,565,031
		69,385,205
Consumer Discretionary: 15.5%
Automobiles & Components: 1.3%
BYD Co., Ltd., Class H (China)	206,000	2,921,452
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	185,929	1,871,956
Hankook Tire & Technology Co., Ltd. (South Korea)	46,800	1,284,358
Hyundai Mobis Co., Ltd. (South Korea)	9,000	1,924,116
Kia Corp. (South Korea)	13,535	972,935
Yadea Group Holdings, Ltd.(b)(c) (China)	696,000	1,240,276
		10,215,093
Consumer Discretionary Distribution & Retail: 10.3%
Alibaba Group Holding, Ltd. ADR (China)	201,641	36,039,296
China Tourism Group Duty Free Corp., Ltd., Class A (China)	136,750	1,372,249
China Yongda Automobiles Services Holdings, Ltd. (China)	7,572,200	1,858,744
Com7 PCL NVDR (Thailand)	135,700	107,854
Coupang, Inc., Class A(a) (South Korea)	499,200	16,074,240
Cuckoo Homesys Co., Ltd. (South Korea)	47,934	894,548
JD.com, Inc., Class A (China)	587,771	10,272,614
MercadoLibre, Inc.(a) (Brazil)	373	871,679
Motus Holdings, Ltd. (South Africa)	259,999	1,567,454
Prosus NV, Class N (China)	55,900	3,964,359
PT Mitra Adiperkasa Tbk (Indonesia)	10,405,400	701,725
Vibra Energia SA (Brazil)	168,429	778,180

	Shares	Value
Vipshop Holdings, Ltd. ADR (China)	117,597	$2,309,605
Zhongsheng Group Holdings, Ltd. (China)	987,300	1,853,361
		78,665,908
Consumer Durables & Apparel: 1.3%
ANTA Sports Products, Ltd. (China)	51,200	615,541
Feng Tay Enterprise Co., Ltd. (Taiwan)	143,420	579,509
Haier Smart Home Co., Ltd., Class H (China)	452,000	1,475,070
Hangzhou GreatStar Industrial Co., Ltd., Class A (China)	272,974	1,173,841
Man Wah Holdings, Ltd. (Hong Kong)	2,184,800	1,211,435
Midea Group Co., Ltd., Class A (China)	157,671	1,607,886
Pou Chen Corp. (Taiwan)	2,076,143	1,962,898
Shenzhou International Group Holdings, Ltd. (China)	175,900	1,399,548
		10,025,728
Consumer Services: 2.6%
Afya, Ltd., Class A (Brazil)	32,855	512,538
Arcos Dorados Holdings, Inc., Class A (Brazil)	105,966	715,271
DigiPlus Interactive Corp. (Philippines)	4,513,140	1,954,582
H World Group, Ltd. (China)	248,840	982,882
Humansoft Holding Co. KSC (Kuwait)	118,197	962,151
Las Vegas Sands Corp. (United States)	26,786	1,440,819
Laureate Education, Inc.(a) (United States)	14,700	463,638
Leejam Sports Co. JSC (Saudi Arabia)	25,808	984,848
New Oriental Education & Technology Group, Inc.(a) (China)	220,000	1,180,466
Ollamani SAB(a) (Mexico)	705,556	2,115,108
Sands China, Ltd. (Macau)	557,443	1,557,243
Ser Educacional SA(b)(c) (Brazil)	384,100	818,393
Trip.com Group, Ltd. ADR (China)	18,250	1,372,400
Yum China Holdings, Inc. (China)	116,170	4,986,016
		20,046,355
		118,953,084
Consumer Staples: 5.3%
Consumer Staples Distribution & Retail: 1.4%
BIM Birlesik Magazalar AS (Turkey)	79,434	1,034,017
Jeronimo Martins SGPS SA (Portugal)	27,000	657,746
Migros Ticaret AS (Turkey)	27,195	291,177
PriceSmart, Inc. (United States)	5,863	710,537
Wal-Mart de Mexico SAB de CV (Mexico)	2,677,857	8,273,304
		10,966,781
Food, Beverage & Tobacco: 3.7%
Ambev SA (Brazil)	6,069,000	13,786,314
Anadolu Efes Biracilik Ve Malt (Turkey)	1,620,220	539,173
Arca Continental SAB de CV (Mexico)	32,499	341,343
Bombay Burmah Trading Co. (India)	48,500	966,770
Century Pacific Food, Inc. (Philippines)	2,444,243	1,582,192
China Feihe, Ltd.(b)(c) (China)	1,456,557	749,181
Coca-Cola HBC AG (Italy)	25,480	1,201,985
Eastern Co. SAE (Egypt)	459,261	408,872
Fomento Economico Mexicano SAB de CV (Mexico)	42,002	413,862
GFPT PCL NVDR (Thailand)	3,396,829	1,044,437
JBS NV, Class A(a) (Brazil)	14,250	212,753
Kweichow Moutai Co., Ltd., Class A (China)	4,762	964,753
1 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks (continued)
	Shares	Value
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	2,361,814	$1,343,672
Sanquan Food Co., Ltd., Class A (China)	406,305	613,022
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	8,483	611,032
Thai Union Group PCL NVDR (Thailand)	3,020,000	1,193,459
Tingyi (Cayman Islands) Holding Corp. (China)	464,000	622,850
Ulker Biskuvi Sanayi AS (Turkey)	345,004	867,447
Vietnam Dairy Products JSC (Vietnam)	224,700	510,163
		27,973,280
Household & Personal Products: 0.2%
Grape King Bio, Ltd. (Taiwan)	334,714	1,429,184
		40,369,245
Energy: 5.3%
ADNOC Logistics & Services PLC (United Arab Emirates)	1,007,259	1,585,442
China Suntien Green Energy Corp., Ltd., Class H (China)	2,696,000	1,473,042
Geopark, Ltd. (Colombia)	90,559	576,861
LUKOIL PJSC(a)(d) (Russia)	7,143	1
NAC Kazatomprom JSC GDR(b) (Kazakhstan)	42,150	2,250,358
National Energy Services Reunited Corp.(a) (United States)	2,151,330	22,072,646
Novatek PJSC(a)(d) (Russia)	30,294	4
Parex Resources, Inc. (Canada)	51,500	673,123
Petroleo Brasileiro SA - Petrobras (Brazil)	1,394,343	8,849,811
Petroreconcavo SA (Brazil)	149,300	353,736
PRIO SA(a) (Brazil)	118,400	848,249
PT Medco Energi Internasional Tbk (Indonesia)	21,558,700	1,771,274
		40,454,547
Financials: 20.1%
Banks: 12.6%
Akbank TAS (Turkey)	717,100	1,081,946
Asia Commercial Bank JSC (Vietnam)	963,687	929,733
Axis Bank, Ltd. (India)	773,856	9,860,817
Banca Transilvania SA (Romania)	129,295	838,673
Bangkok Bank PCL NVDR (Thailand)	520,600	2,394,085
BDO Unibank, Inc. (Philippines)	627,349	1,433,282
China Merchants Bank Co., Ltd., Class H (China)	156,800	943,321
Commercial International Bank Egypt (CIB) (Egypt)	412,083	869,810
Credicorp, Ltd. (Peru)	61,243	16,307,786
Equity Group Holdings PLC (Kenya)	3,256,546	1,470,626
Grupo Cibest SA ADR (Colombia)	11,546	599,699
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	50,343	505,616
HDFC Bank, Ltd. (India)	1,555,600	16,692,899
Hong Leong Financial Group BHD (Malaysia)	267,000	1,091,476
ICICI Bank, Ltd. (India)	57,556	873,605
IndusInd Bank, Ltd.(a) (India)	730,793	6,060,456
Intercorp Financial Services, Inc. (Peru)	16,548	667,546
JB Financial Group Co., Ltd. (South Korea)	89,686	1,466,119
Kasikornbank PCL NVDR (Thailand)	416,843	2,155,423
KB Financial Group, Inc. (South Korea)	5,909	488,010

	Shares	Value
Metropolitan Bank & Trust Co. (Philippines)	1,081,550	$1,265,181
Military Commercial Joint Stock Bank (Vietnam)	1,730,101	1,715,193
OTP Bank Nyrt. (Hungary)	21,010	1,819,637
PT Bank Mandiri Persero Tbk (Indonesia)	5,012,900	1,327,628
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	6,145,200	1,520,650
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	12,088,613	2,825,711
Saudi Awwal Bank (Saudi Arabia)	134,402	1,151,974
Shinhan Financial Group Co., Ltd. (South Korea)	219,817	11,054,802
The Commercial Bank PSQC (Qatar)	463,900	584,389
The Saudi National Bank (Saudi Arabia)	77,400	810,309
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	4,018,200	5,755,145
		96,561,547
Financial Services: 3.2%
AEON Credit Service (M) BHD (Malaysia)	880,600	1,157,906
Chailease Holding Co., Ltd. (Taiwan)	979,102	3,589,170
Dlocal, Ltd., Class A (Uruguay)	34,500	492,660
Fawry for Banking & Payment Technology Services SAE(a) (Egypt)	1,554,200	461,225
FirstRand, Ltd. (South Africa)	519,007	2,335,300
Grupo de Inversiones Suramericana SA (Colombia)	24,109	268,120
Kaspi.KZ JSC ADR (Kazakhstan)	17,439	1,424,417
KIWOOM Securities Co., Ltd. (South Korea)	2,600	458,180
KRUK SA (Poland)	8,000	1,009,896
Patria Investments, Ltd., Class A (Cayman Islands)	19,400	283,240
Samsung Card Co., Ltd. (South Korea)	26,200	974,308
Shriram Finance, Ltd. (India)	127,200	887,596
XP, Inc., Class A (Brazil)	601,896	11,309,626
		24,651,644
Insurance: 4.3%
AIA Group, Ltd. (Hong Kong)	1,379,800	13,225,712
BB Seguridade Participacoes SA (Brazil)	54,400	339,959
China Pacific Insurance Group Co., Ltd., Class H (China)	286,800	1,140,071
Korean Reinsurance Co. (South Korea)	154,724	1,205,142
Old Mutual, Ltd. (South Africa)	1,215,078	941,254
Ping An Insurance Group Co. of China, Ltd., Class H (China)	160,657	1,093,253
Prudential PLC (Hong Kong)	881,340	12,406,215
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	3,053	981,569
Sanlam, Ltd. (South Africa)	337,718	1,634,879
		32,968,054
		154,181,245
Health Care: 3.3%
Health Care Equipment & Services: 2.0%
China Isotope & Radiation Corp., Class H (China)	844,800	1,743,740
Narayana Hrudayalaya, Ltd.(b) (India)	121,200	2,379,734
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	447,030	1,346,055
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 2

Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks (continued)
	Shares	Value
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	1,793,600	$1,340,945
Sinocare, Inc., Class A (China)	579,157	1,619,126
Sinopharm Group Co., Ltd., Class H (China)	1,764,414	4,164,462
Sonoscape Medical Corp., Class A (China)	299,700	1,446,412
Tofflon Science & Technology Group Co., Ltd., Class A (China)	692,060	1,383,425
		15,423,899
Pharmaceuticals, Biotechnology & Life Sciences: 1.3%
Adcock Ingram Holdings, Ltd. (South Africa)	213,541	902,416
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	1,188,700	1,375,639
China Medical System Holdings, Ltd. (China)	998,000	1,794,167
Dr Reddy's Laboratories, Ltd. (India)	146,560	2,025,894
Imeik Technology Development Co., Ltd., Class A (China)	68,424	1,742,765
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	234,494	2,346,573
		10,187,454
		25,611,353
Industrials: 6.9%
Capital Goods: 4.0%
Ayala Corp. (Philippines)	132,350	1,098,688
BOC Aviation, Ltd.(b)(c) (China)	146,300	1,310,488
Chicony Power Technology Co., Ltd. (Taiwan)	559,000	1,835,583
Contemporary Amperex Technology Co., Ltd., Class A (China)	118,100	6,669,740
DL E&C Co., Ltd. (South Korea)	40,000	1,198,738
Doosan Bobcat, Inc. (South Korea)	32,888	1,304,855
Ferreycorp SAA (Peru)	415,150	395,774
Goldwind Science & Technology Co., Ltd., Class H (China)	933,800	1,688,800
Hanwha Aerospace Co., Ltd. (South Korea)	1,500	1,183,058
KOC Holding AS (Turkey)	401,234	1,669,320
Larsen & Toubro, Ltd. (India)	52,654	2,173,864
PT Astra International Tbk (Indonesia)	7,217,200	2,503,646
Sany Heavy Industry Co., Ltd., Class A (China)	576,600	1,877,022
SFA Engineering Corp. (South Korea)	70,454	1,194,965
Shenzhen Inovance Technology Co., Ltd., Class A (China)	126,100	1,484,480
Sungrow Power Supply Co., Ltd., Class A (China)	67,000	1,523,320
Xinyi Glass Holdings, Ltd. (China)	1,198,000	1,390,456
		30,502,797
Commercial & Professional Services: 0.2%
NICE Information Service Co., Ltd. (South Korea)	122,295	1,215,897
S-1 Corp. (South Korea)	13,450	804,975
		2,020,872
Transportation: 2.7%
Copa Holdings SA, Class A (Panama)	3,736	443,912
DiDi Global, Inc. ADR, Class A(a) (China)	1,829,400	11,378,868

	Shares	Value
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	$7
Grupo Aeroportuario del Sureste SAB de CV ADR (Mexico)	1,600	517,328
Gulf Warehousing Co. (Qatar)	672,367	509,147
Hyundai Glovis Co., Ltd. (South Korea)	12,208	1,443,634
International Container Terminal Services, Inc. (Philippines)	275,980	2,235,882
Movida Participacoes SA (Brazil)	510,400	859,258
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	47,961	656,503
SIMPAR SA (Brazil)	716,600	671,865
Westports Holdings BHD (Malaysia)	1,461,300	1,860,479
		20,576,883
		53,100,552
Information Technology: 15.4%
Semiconductors & Semiconductor Equipment: 11.6%
ACM Research, Inc., Class A(a) (United States)	117,092	4,581,810
ASE Technology Holding Co., Ltd. (Taiwan)	634,000	3,439,416
Elan Microelectronics Corp. (Taiwan)	795,000	3,392,761
MediaTek, Inc. (Taiwan)	135,000	5,851,941
Novatek Microelectronics Corp. (Taiwan)	163,857	2,295,488
Powertech Technology, Inc. (Taiwan)	783,714	3,770,021
Realtek Semiconductor Corp. (Taiwan)	207,000	3,742,930
SK hynix, Inc. (South Korea)	34,483	8,621,882
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,226,143	53,342,558
		89,038,807
Software & Services: 1.1%
Shanghai Baosight Software Co., Ltd., Class A (China)	495,704	1,616,006
TOTVS SA (Brazil)	828,100	7,146,345
		8,762,351
Technology, Hardware & Equipment: 2.7%
Ennoconn Corp. (Taiwan)	333,036	3,225,891
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	514,400	1,138,547
Lenovo Group, Ltd. (China)	1,675,271	2,490,850
Universal Scientific Industrial (Shanghai) Co., Ltd., Class A (China)	1,378,300	4,242,973
WNC Corp. (Taiwan)	349,306	1,338,960
Yageo Corp. (Taiwan)	686,396	3,841,110
Zhen Ding Technology Holding, Ltd. (Taiwan)	749,000	4,107,220
		20,385,551
		118,186,709
Materials: 5.7%
Abou Kir Fertilizers & Chemical Industries Co. (Egypt)	598,100	666,222
Alpek SAB de CV, Class A (Mexico)	708,623	384,619
Alrosa PJSC(a)(d) (Russia)	215,620	26
Cemex SAB de CV ADR (Mexico)	1,100,714	9,895,419
EID Parry India, Ltd.(a) (India)	90,688	1,043,026
GCC SAB de CV (Mexico)	39,100	370,045
Glencore PLC (Australia)	3,116,808	14,403,547
Indorama Ventures PCL NVDR (Thailand)	2,004,000	1,386,732
KCC Corp. (South Korea)	3,295	900,721
3 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks (continued)
	Shares	Value
Loma Negra Cia Industrial Argentina SA ADR(a) (Argentina)	34,686	$255,636
Orbia Advance Corp. SAB de CV (Mexico)	475,935	462,330
PT Alamtri Minerals Indonesia Tbk (Indonesia)	10,950,100	690,977
PTT Global Chemical PCL NVDR (Thailand)	1,927,143	1,481,228
Sahara International Petrochemical Co. (Saudi Arabia)	176,724	963,280
Severstal PAO(a)(d) (Russia)	16,182	2
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	1,444,660	4,523,162
Suzano SA (Brazil)	37,300	349,715
Teck Resources, Ltd., Class B (Canada)	33,500	1,470,315
UPL, Ltd. (India)	103,374	766,208
Zhejiang NHU Co., Ltd., Class A (China)	1,050,863	3,514,774
		43,527,984
Real Estate: 1.6%
Equity Real Estate Investment Trusts (Reits): 0.2%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	353,549	607,927
Prologis Property Mexico SAB de CV REIT (Mexico)	209,516	858,039
		1,465,966
Real Estate Management & Development: 1.4%
China Resources Land, Ltd. (China)	393,129	1,536,945
Emaar Development PJSC (United Arab Emirates)	437,451	1,602,542
Greentown Service Group Co., Ltd.(b) (China)	7,858,871	5,059,592
Hang Lung Group, Ltd. (Hong Kong)	637,129	1,201,636
Megaworld Corp. (Philippines)	47,972,943	1,640,069
		11,040,784
		12,506,750
Utilities: 2.5%
China Gas Holdings, Ltd. (China)	987,476	966,916
China Water Affairs Group, Ltd. (China)	1,394,000	1,062,268
GAIL (India), Ltd. (India)	985,500	1,956,945
Huaneng Power International, Inc., Class H (China)	1,236,000	860,180
Jiangxi Hongcheng Environment Co., Ltd., Class A (China)	663,467	820,532
Korea Electric Power Corp. (South Korea)	65,470	1,688,085
KunLun Energy Co., Ltd. (China)	986,900	882,151
Mahanagar Gas, Ltd.(b) (India)	123,596	1,805,679
Manila Electric Co. (Philippines)	153,930	1,401,765
NTPC, Ltd. (India)	593,787	2,278,692
Tenaga Nasional BHD (Malaysia)	573,843	1,803,119
The Hub Power Co., Ltd. (Pakistan)	1,199,600	1,029,207
YTL Power International BHD (Malaysia)	2,196,000	2,210,829
YTL Power International BHD, Warrant(a) (Malaysia)	202,420	89,943
		18,856,311
Total Common Stocks (Cost $571,174,232)		$695,132,985
Preferred Stocks: 5.1%
	Shares	Value
Consumer Discretionary: 0.2%
Automobiles & Components: 0.2%
Hyundai Motor Co., Pfd 2 (South Korea)	9,947	$1,179,459
Consumer Staples: 0.2%
Food, Beverage & Tobacco: 0.0%
Embotelladora Andina SA, Pfd, Class B (Chile)	113,671	447,860
Household & Personal Products: 0.2%
Amorepacific Corp., Pfd (South Korea)	25,710	756,055
LG H&H Co., Ltd., Pfd (South Korea)	5,656	463,224
		1,219,279
		1,667,139
Financials: 2.6%
Banks: 2.6%
Itau Unibanco Holding SA, Pfd (Brazil)	2,755,580	20,228,383
Industrials: 0.0%
Capital Goods: 0.0%
DL E&C Co., Ltd., Pfd (South Korea)	7,401	99,661
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,907	142,770
		242,431
Information Technology: 2.0%
Technology, Hardware & Equipment: 2.0%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	43,277	2,633,707
Samsung Electronics Co., Ltd., Pfd (South Korea)	265,179	12,606,948
		15,240,655
Utilities: 0.1%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	59,300	618,041
Cia Energetica de Minas Gerais, Pfd (Brazil)	163,600	342,739
		960,780
Total Preferred Stocks (Cost $35,288,223)		$39,518,847
Short-Term Investments: 3.5%
	Par Value/ Shares	Value
Repurchase Agreements: 2.2%
Fixed Income Clearing Corp.(e) 4.18%, dated 9/30/25, due 10/1/25, maturity value $16,001,858	$16,000,000	16,000,000
Fixed Income Clearing Corp.(e) 1.65%, dated 9/30/25, due 10/1/25, maturity value $764,737	764,702	764,702
		16,764,702
Money Market Fund: 1.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class	10,213,951	10,213,951
Total Short-Term Investments (Cost $26,978,653)		$26,978,653
Total Investments In Securities (Cost $633,441,108)	99.3%	$761,630,485
Other Assets Less Liabilities	0.7%	4,983,320
Net Assets	100.0%	$766,613,805
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 4

Portfolio of Investments (unaudited)
                September 30, 2025
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.875%- 4.875%, 2/28/27-10/31/28. Total collateral value is $17,100,088.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index	411	12/19/25	$27,941,835	$287,692
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	10/9/25	CNH	8,842,500	USD	1,241,122	$(618)
JPMorgan	10/9/25	USD	625,857	CNH	4,459,746	205
State Street	10/9/25	USD	615,129	CNH	4,382,754	278
Bank of America	10/10/25	USD	1,243,181	CNH	8,862,203	(87)
Bank of America	10/10/25	USD	1,242,880	CNH	8,862,782	(469)
Barclays	10/10/25	CNH	8,862,782	USD	1,243,184	166
HSBC	10/10/25	CNH	8,847,607	USD	1,241,560	(340)
State Street	10/10/25	USD	620,661	CNH	4,423,784	53
UBS	10/10/25	CNH	8,862,203	USD	1,243,172	96
UBS	10/10/25	USD	620,731	CNH	4,423,823	118
Citibank	10/16/25	USD	13,272,611	CNH	95,300,000	(103,126)
Barclays	11/20/25	USD	972,744	CNH	7,000,350	(12,213)
Citibank	11/20/25	USD	972,722	CNH	7,000,000	(12,185)
Citibank	11/20/25	USD	972,638	CNH	6,999,300	(12,170)
UBS	11/20/25	USD	972,892	CNH	7,000,350	(12,064)
Citibank	12/11/25	USD	1,292,427	CNH	9,211,770	(5,543)
Citibank	12/11/25	USD	13,386,432	CNH	95,800,000	(112,115)
HSBC	12/11/25	USD	1,294,097	CNH	9,211,770	(3,873)
Barclays	1/15/26	USD	1,089,760	CNH	7,783,722	(9,412)
Barclays	1/15/26	USD	1,089,566	CNH	7,782,555	(9,441)
Standard Chartered	1/15/26	USD	1,087,340	CNH	7,783,723	(11,832)
Barclays	1/30/26	USD	1,252,690	CNH	8,862,782	50
UBS	1/30/26	USD	1,252,706	CNH	8,862,203	147
HSBC	2/5/26	USD	1,143,387	CNH	8,160,809	(10,441)
HSBC	2/5/26	USD	1,251,150	CNH	8,842,500	940
Morgan Stanley	2/5/26	USD	1,143,707	CNH	8,160,809	(10,120)
Morgan Stanley	2/5/26	USD	1,145,833	CNH	8,178,382	(10,479)
HSBC	2/12/26	USD	444,493	CNH	3,182,928	(5,712)
HSBC	2/12/26	USD	444,284	CNH	3,182,940	(5,923)
JPMorgan	2/12/26	USD	592,321	CNH	4,243,920	(7,956)
UBS	2/12/26	USD	444,297	CNH	3,182,940	(5,911)
UBS	2/12/26	USD	444,259	CNH	3,182,940	(5,948)
Citibank	3/13/26	USD	654,261	CNH	4,630,398	(1,787)
HSBC	3/13/26	USD	780,499	CNH	5,516,100	(1,037)
UBS	3/13/26	USD	652,509	CNH	4,630,397	(3,538)
HSBC	3/20/26	USD	295,696	CNH	2,090,424	(601)
HSBC	3/20/26	USD	295,720	CNH	2,090,738	(622)
5 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley	3/20/26	USD	3,936,506	CNH	27,800,000	$(3,877)
UBS	3/20/26	USD	295,992	CNH	2,090,738	(350)
Bank of America	4/17/26	USD	2,509,115	CNH	17,634,816	5,561
Bank of America	4/17/26	USD	2,515,842	CNH	17,682,592	5,504
Citibank	4/17/26	USD	2,517,919	CNH	17,682,592	7,582
UBS	4/17/26	USD	4,950,181	CNH	35,302,216	(61,554)
HSBC	4/24/26	USD	1,256,869	CNH	8,847,607	339
HSBC	5/15/26	USD	1,149,926	CNH	8,050,403	5,339
HSBC	5/15/26	USD	1,150,847	CNH	8,050,402	6,260
HSBC	5/15/26	USD	1,150,707	CNH	8,049,195	6,292
State Street	5/15/26	USD	1,147,508	CNH	8,050,000	2,979
Bank of America	5/22/26	USD	1,681,799	CNH	11,822,545	274
HSBC	5/22/26	USD	1,679,312	CNH	11,807,913	(133)
HSBC	5/22/26	USD	1,680,478	CNH	11,804,519	1,516
State Street	5/22/26	USD	1,680,842	CNH	11,807,913	1,397
HSBC	6/12/26	USD	2,248,768	CNH	15,738,899	7,718
HSBC	6/12/26	USD	2,248,575	CNH	15,738,898	7,525
JPMorgan	6/12/26	USD	2,247,980	CNH	15,736,537	7,267
UBS	6/12/26	USD	23,601,099	CNH	165,000,000	106,878
Bank of America	6/26/26	USD	1,351,015	CNH	9,458,998	3,153
HSBC	6/26/26	USD	1,716,815	CNH	12,006,033	6,012
HSBC	6/26/26	USD	1,711,767	CNH	11,975,867	5,263
JPMorgan	6/26/26	USD	1,718,615	CNH	12,018,100	6,092
HSBC	7/10/26	USD	1,692,044	CNH	11,832,970	4,645
HSBC	7/10/26	USD	1,691,778	CNH	11,832,970	4,379
JPMorgan	7/10/26	USD	1,691,029	CNH	11,832,720	3,665
JPMorgan	7/10/26	USD	1,696,569	CNH	11,864,274	4,706
HSBC	7/17/26	USD	372,053	CNH	2,604,260	558
HSBC	7/17/26	USD	9,979,613	CNH	70,000,000	(5,806)
UBS	7/17/26	USD	371,252	CNH	2,597,908	663
UBS	7/17/26	USD	371,177	CNH	2,597,833	599
HSBC	8/14/26	USD	1,800,018	CNH	12,644,225	(6,066)
HSBC	8/14/26	USD	10,814,063	CNH	75,968,796	(37,214)
UBS	8/14/26	USD	1,800,146	CNH	12,644,949	(6,041)
UBS	8/14/26	USD	1,800,564	CNH	12,647,881	(6,042)
Bank of America	9/11/26	USD	1,355,578	CNH	9,451,905	3,683
Goldman Sachs	9/11/26	USD	1,355,364	CNH	9,451,905	3,469
HSBC	9/11/26	USD	10,758,241	CNH	75,000,000	31,074
UBS	9/11/26	USD	1,359,390	CNH	9,477,801	3,790
UBS	9/11/26	USD	1,355,429	CNH	9,454,385	3,178
Citibank	9/18/26	USD	384,021	CNH	2,676,666	1,053
HSBC	9/18/26	USD	383,856	CNH	2,676,666	888
TWD: Taiwan Dollar
Citibank	10/22/25	USD	3,066,998	TWD	92,466,922	28,405
Morgan Stanley	10/22/25	TWD	185,000,000	USD	6,138,837	(59,478)
State Street	10/22/25	USD	3,070,211	TWD	92,533,078	29,444
Citibank	10/23/25	USD	3,563,330	TWD	110,000,000	(51,699)
Citibank	10/23/25	USD	3,615,151	TWD	111,672,000	(54,828)
Citibank	10/23/25	USD	376,342	TWD	11,915,750	(15,256)
Citibank	10/23/25	TWD	65,000,000	USD	2,137,455	(1,301)
Bank of America	11/3/25	TWD	65,000,000	USD	2,139,143	(1,196)
Citibank	11/3/25	USD	2,139,213	TWD	65,000,000	1,267
Goldman Sachs	11/7/25	USD	1,007,162	TWD	31,640,000	(33,881)
UBS	11/7/25	USD	464,077	TWD	13,500,000	19,890
Citibank	11/20/25	USD	377,186	TWD	11,914,558	(15,273)
Barclays	12/18/25	USD	4,681,450	TWD	133,000,000	290,050
Citibank	12/18/25	USD	378,237	TWD	11,916,346	(15,218)
Citibank	12/18/25	USD	794,997	TWD	22,500,000	52,091
Citibank	12/18/25	USD	1,102,239	TWD	31,060,000	76,699
Bank of America	1/16/26	USD	75,659	TWD	2,374,176	(2,951)
HSBC	1/16/26	USD	75,796	TWD	2,375,824	(2,868)
Citibank	2/6/26	USD	380,264	TWD	11,916,346	(15,190)
HSBC	2/6/26	USD	917,221	TWD	28,410,000	(25,591)
Citibank	2/13/26	USD	752,498	TWD	21,666,667	32,922
Citibank	2/13/26	USD	752,028	TWD	21,666,668	32,452
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 6

Portfolio of Investments (unaudited)
                September 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	3/6/26	USD	793,648	TWD	25,349,104	$(50,155)
JPMorgan	3/6/26	USD	792,353	TWD	25,352,907	(51,577)
State Street	3/6/26	USD	795,071	TWD	25,351,639	(48,816)
UBS	3/6/26	USD	793,767	TWD	25,352,908	(50,163)
Bank of America	3/13/26	USD	135,153	TWD	3,832,950	7,467
Citibank	3/13/26	USD	137,009	TWD	3,833,525	9,304
Citibank	3/13/26	USD	1,170,084	TWD	31,966,683	105,186
Goldman Sachs	3/13/26	USD	135,026	TWD	3,833,525	7,321
Citibank	3/20/26	USD	86,646	TWD	2,787,571	(6,287)
Citibank	3/20/26	USD	259,922	TWD	8,362,716	(18,876)
HSBC	4/17/26	USD	798,850	TWD	25,000,000	(36,987)
HSBC	4/17/26	USD	1,173,951	TWD	31,966,683	105,194
JPMorgan	4/17/26	USD	799,182	TWD	25,000,000	(36,655)
UBS	4/17/26	USD	925,829	TWD	28,410,000	(24,016)
HSBC	4/24/26	USD	928,266	TWD	28,391,015	(21,579)
HSBC	4/24/26	USD	927,778	TWD	28,428,985	(23,337)
HSBC	4/24/26	USD	1,175,460	TWD	31,966,634	105,989
UBS	5/15/26	USD	762,991	TWD	21,666,666	36,657
UBS	5/15/26	USD	763,610	TWD	21,666,666	37,275
UBS	5/15/26	USD	761,757	TWD	21,666,667	35,423
UBS	5/15/26	USD	762,320	TWD	21,666,666	35,986
Citibank	5/22/26	USD	877,076	TWD	24,443,222	57,112
HSBC	5/22/26	USD	874,665	TWD	24,446,889	54,579
HSBC	5/22/26	USD	874,040	TWD	24,446,889	53,953
HSBC	5/29/26	USD	1,183,581	TWD	32,009,940	109,066
JPMorgan	5/29/26	USD	1,170,451	TWD	31,959,158	97,641
UBS	5/29/26	USD	1,179,350	TWD	31,930,902	107,489
JPMorgan	6/5/26	USD	1,125,968	TWD	31,054,205	82,836
UBS	6/5/26	USD	1,131,733	TWD	31,077,387	87,822
UBS	6/5/26	USD	1,132,126	TWD	31,054,204	88,993
UBS	6/5/26	USD	1,129,531	TWD	31,054,204	86,399
Citibank	6/12/26	USD	3,019,364	TWD	82,504,125	246,130
HSBC	6/12/26	USD	2,927,608	TWD	82,500,000	154,512
UBS	6/12/26	USD	2,933,040	TWD	82,491,750	160,221
UBS	6/12/26	USD	2,942,897	TWD	82,504,125	169,663
JPMorgan	6/26/26	USD	1,498,106	TWD	41,370,207	105,646
UBS	6/26/26	USD	1,490,365	TWD	41,309,931	99,933
UBS	6/26/26	USD	1,493,382	TWD	41,309,931	102,950
UBS	6/26/26	USD	1,494,841	TWD	41,309,931	104,409
Morgan Stanley	7/10/26	USD	6,339,742	TWD	185,000,000	104,569
Bank of America	7/17/26	USD	2,762,762	TWD	76,569,961	180,355
Barclays	7/17/26	USD	2,767,791	TWD	76,606,923	184,137
Citibank	7/17/26	USD	2,752,875	TWD	76,607,000	169,218
HSBC	7/17/26	USD	2,762,448	TWD	76,644,116	177,539
Citibank	7/24/26	USD	400,630	TWD	11,450,000	14,208
Citibank	7/24/26	USD	3,898,093	TWD	112,000,000	118,245
Standard Chartered	7/24/26	USD	403,555	TWD	11,448,855	17,172
Citibank	8/7/26	USD	402,721	TWD	11,450,572	15,763
Citibank	8/7/26	USD	401,901	TWD	11,450,573	14,943
Citibank	8/7/26	USD	81,436	TWD	2,375,000	1,176
Citibank	8/7/26	USD	81,758	TWD	2,375,000	1,498
Unrealized gain on currency forward contracts						4,278,553
Unrealized loss on currency forward contracts						(1,165,824)
Net unrealized gain on currency forward contracts						$3,112,729
The listed counterparty may be the parent company or one of its subsidiaries.
7 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize recent transaction data, dealer quotes, pricing models, and other inputs to arrive at market based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$32,417,326	$36,967,879	$—
Consumer Discretionary	68,497,183	50,455,901	—
Consumer Staples	23,738,113	16,631,132	—
Energy	33,374,426	7,080,116	5
Financials	32,198,669	121,982,576	—
Health Care	—	25,611,353	—
Industrials	14,923,508	38,177,037	7
Information Technology	12,866,702	105,320,007	—
Materials	13,188,079	30,339,877	28
Real Estate	1,465,966	11,040,784	—
Utilities	—	18,856,311	—
Dodge & Cox Emerging Markets Stock Fund / 8

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Preferred Stocks
Consumer Discretionary	$—	$1,179,459	$—
Consumer Staples	447,860	1,219,279	—
Financials	20,228,383	—	—
Industrials	—	242,431	—
Information Technology	—	15,240,655	—
Utilities	960,780	—	—
Short-Term Investments
Repurchase Agreements	—	16,764,702	—
Money Market Fund	10,213,951	—	—
Total Securities	$264,520,946	$497,109,499	$40
Other Investments
Futures Contracts
Appreciation	$287,692	$—	$—
Currency Forward Contracts
Appreciation	—	4,278,553	—
Depreciation	—	(1,165,824)	—
The following is a reconciliation of the Fund's holdings for which Level 3 inputs were used in determining value.
Common Stocks	Amount
Balance at 1/1/2025	$235,795
Net realized loss	(300,673)
Net change in unrealized depreciation	$64,918
Balance at 9/30/2025	40
Security transactions. Security transactions are recorded on the trade date.
9 / Dodge & Cox Emerging Markets Stock Fund

DODGE & COX BALANCED FUND
Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks: 62.7%
	Shares	Value
Communication Services: 5.5%
Media & Entertainment: 5.5%
Alphabet, Inc., Class A	426,700	$103,730,770
Alphabet, Inc., Class C	768,600	187,192,530
Baidu, Inc. ADR, Class A(a) (China)	445,200	58,664,004
Charter Communications, Inc., Class A(a)	486,549	133,852,063
Comcast Corp., Class A	4,270,048	134,164,908
EchoStar Corp., Class A(a)	1,063,449	81,204,965
Fox Corp., Class A	656,033	41,369,441
Fox Corp., Class B	103,780	5,945,556
Meta Platforms, Inc., Class A	92,900	68,223,902
News Corp., Class A	91,604	2,813,159
		817,161,298
Consumer Discretionary: 2.8%
Consumer Discretionary Distribution & Retail: 2.2%
Alibaba Group Holding, Ltd. ADR (China)	880,700	157,407,511
Amazon.com, Inc.(a)	615,300	135,101,421
Prosus NV ADR (China)	2,218,711	31,328,199
The Gap, Inc.	216,978	4,641,160
		328,478,291
Consumer Durables & Apparel: 0.2%
VF Corp.	2,227,600	32,144,268
Consumer Services: 0.4%
Booking Holdings, Inc.	12,000	64,791,240
		425,413,799
Consumer Staples: 2.7%
Food, Beverage & Tobacco: 2.7%
Anheuser-Busch InBev SA/NV ADR (Belgium)	2,498,000	148,905,780
Archer-Daniels-Midland Co.	852,955	50,955,532
Imperial Brands PLC ADR (United Kingdom)	3,534,900	150,586,740
Molson Coors Beverage Co., Class B	1,135,414	51,377,483
		401,825,535
Energy: 2.4%
Baker Hughes Co., Class A	2,367,300	115,334,856
ConocoPhillips	421,424	39,862,496
Occidental Petroleum Corp.	4,279,315	202,197,634
		357,394,986
Financials: 14.8%
Banks: 4.6%
Banco Santander SA(b) (Spain)	13,026,800	136,146,877
BNP Paribas SA ADR (France)	3,356,000	152,765,120
Credicorp, Ltd. (Peru)	337,097	89,762,189
HDFC Bank, Ltd. ADR (India)	3,408,000	116,417,280
Wells Fargo & Co.	2,200,442	184,441,049
		679,532,515
Financial Services: 7.9%
Capital One Financial Corp.	449,026	95,453,947
Fidelity National Information Services, Inc.	2,384,627	157,242,305
Fiserv, Inc.(a)	2,038,500	262,823,805
LPL Financial Holdings, Inc.	187,100	62,246,299
The Bank of New York Mellon Corp.	980,000	106,780,800
The Charles Schwab Corp.	3,665,500	349,945,285
The Goldman Sachs Group, Inc.	65,000	51,762,750
XP, Inc., Class A (Brazil)	5,288,300	99,367,157
		1,185,622,348

	Shares	Value
Insurance: 2.3%
Aegon, Ltd., NY Shs (Netherlands)	989,003	$7,902,134
AIA Group, Ltd. ADR (Hong Kong)	2,891,400	111,116,502
Aon PLC, Class A	148,500	52,952,130
MetLife, Inc.	1,586,890	130,712,129
Willis Towers Watson PLC	114,184	39,444,863
		342,127,758
		2,207,282,621
Health Care: 16.8%
Health Care Equipment & Services: 8.1%
Baxter International, Inc.	2,693,100	61,321,887
CVS Health Corp.	4,865,700	366,825,123
Fresenius Medical Care AG ADR (Germany)	3,826,910	100,762,540
GE HealthCare Technologies, Inc.	1,570,300	117,929,530
Humana, Inc.	613,400	159,588,278
Medtronic PLC	623,700	59,401,188
The Cigna Group	469,965	135,467,411
UnitedHealth Group, Inc.	408,972	141,218,032
Zimmer Biomet Holdings, Inc.	673,500	66,339,750
		1,208,853,739
Pharmaceuticals, Biotechnology & Life Sciences: 8.7%
Alnylam Pharmaceuticals, Inc.(a)	83,700	38,167,200
Avantor, Inc.(a)	6,317,700	78,844,896
Bayer AG ADR (Germany)	6,249,700	51,810,013
BioMarin Pharmaceutical, Inc.(a)	955,200	51,733,632
Elanco Animal Health, Inc.(a)	5,759,600	115,998,344
Gilead Sciences, Inc.	1,460,480	162,113,280
GSK PLC ADR (United Kingdom)	5,416,295	233,767,292
Haleon PLC ADR (United Kingdom)	12,213,413	109,554,315
Incyte Corp.(a)	1,243,700	105,478,197
Neurocrine Biosciences, Inc.(a)	304,000	42,675,520
Regeneron Pharmaceuticals, Inc.	244,900	137,699,923
Roche Holding AG ADR (Switzerland)	1,208,000	50,506,480
Sanofi SA ADR (France)	2,461,065	116,162,268
		1,294,511,360
		2,503,365,099
Industrials: 6.8%
Capital Goods: 4.8%
Ashtead Group PLC(c) (United Kingdom)	2,005,700	134,783,731
Daikin Industries, Ltd.(d) (Japan)	355,000	40,843,458
Fortive Corp.	2,246,783	110,069,899
GE Aerospace	122,700	36,910,614
IDEX Corp.	20,600	3,352,856
Johnson Controls International PLC	1,464,314	161,001,324
RTX Corp.	1,394,000	233,258,020
		720,219,902
Transportation: 2.0%
FedEx Corp.	602,534	142,083,542
Norfolk Southern Corp.	532,000	159,818,120
		301,901,662
		1,022,121,564
Information Technology: 4.3%
Semiconductors & Semiconductor Equipment: 1.4%
Microchip Technology, Inc.	369,387	23,722,033
SK hynix, Inc.(e) (South Korea)	9,127	2,282,050
Taiwan Semiconductor Manufacturing Co., Ltd.(f) (Taiwan)	4,151,000	180,586,570
		206,590,653
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 1

Portfolio of Investments (unaudited)
                September 30, 2025
Common Stocks (continued)
	Shares	Value
Software & Services: 1.7%
Adobe, Inc.(a)	121,900	$43,000,225
Cognizant Technology Solutions Corp., Class A	553,100	37,096,417
Microsoft Corp.	325,800	168,748,110
		248,844,752
Technology, Hardware & Equipment: 1.2%
HP, Inc.	747,330	20,349,796
Ralliant Corp.	611,666	26,748,154
TE Connectivity PLC (Switzerland)	360,636	79,170,421
Teledyne Technologies, Inc.(a)	96,400	56,494,256
		182,762,627
		638,198,032
Materials: 2.8%
Air Products & Chemicals, Inc.	489,309	133,444,350
Akzo Nobel NV ADR (Netherlands)	2,126,200	50,688,608
Celanese Corp.	815,032	34,296,547
Glencore PLC(c) (Australia)	18,105,400	83,669,569
International Flavors & Fragrances, Inc.	1,186,400	73,011,056
LyondellBasell Industries NV, Class A	1,022,400	50,138,496
		425,248,626
Real Estate: 2.1%
Equity Real Estate Investment Trusts (Reits): 2.1%
Gaming & Leisure Properties, Inc. REIT	1,086,054	50,620,977
SBA Communications Corp. REIT, Class A	621,500	120,167,025
Sun Communities, Inc. REIT	1,108,900	143,048,100
		313,836,102
Utilities: 1.7%
American Electric Power Co., Inc.	842,200	94,747,500
Dominion Energy, Inc.	2,690,700	164,590,119
		259,337,619
Total Common Stocks (Cost $6,774,983,111)		$9,371,185,281
Debt Securities: 33.5%
	Par Value	Value
U.S. Treasury: 5.3%
U.S. Treasury Inflation Indexed
2.50%, 1/15/29(g)	$40,623,390	$42,444,435
1.625%, 10/15/29(g)	171,445,540	174,836,664
1.50%, 2/15/53(g)	16,143,225	12,914,270
2.375%, 2/15/55(g)	22,970,005	22,422,673
U.S. Treasury Note/Bond
3.75%, 4/30/27	21,707,000	21,737,526
4.50%, 5/15/27	45,162,000	45,751,223
3.875%, 5/31/27	44,092,000	44,245,289
3.625%, 8/31/27	107,350,000	107,345,807
3.75%, 5/15/28	86,261,000	86,537,304
3.375%, 9/15/28	20,021,000	19,884,920
4.25%, 5/15/35	14,301,000	14,432,837
4.25%, 8/15/35	5,225,000	5,267,453
4.625%, 11/15/44	106,247,000	105,259,234
5.00%, 5/15/45	22,108,000	22,957,776
4.25%, 8/15/54	62,702,000	57,881,784
4.50%, 11/15/54	11,017,000	10,607,736
4.75%, 8/15/55	3,027,000	3,037,405
		797,564,336
Government-Related: 1.1%
Agency: 0.7%
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	38,299,000	37,954,424

	Par Value	Value
6.375%, 1/23/45	$10,725,000	$8,717,388
6.75%, 9/21/47	11,625,000	9,594,181
7.69%, 1/23/50	49,355,000	44,874,361
		101,140,354
Local Authority: 0.2%
State of Illinois GO
5.10%, 6/1/33	33,056,520	33,627,872
		33,627,872
Sovereign: 0.2%
Colombia Government International (Colombia)
7.375%, 4/25/30	4,925,000	5,236,752
8.50%, 4/25/35	3,925,000	4,343,013
7.75%, 11/7/36	9,425,000	9,872,687
8.375%, 11/7/54	3,875,000	4,094,906
		23,547,358
		158,315,584
Securitized: 16.2%
Asset-Backed: 2.7%
Auto Loan: 1.0%
Ford Credit Auto Owner Trust
Series 2023-B A3, 5.23%, 5/15/28	7,731,597	7,787,862
Series 2024-B A3, 5.10%, 4/15/29	12,828,000	13,017,244
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	12,556,000	12,642,439
Honda Auto Receivables Owner Trust
Series 2024-4 A3, 4.33%, 5/15/29	13,002,000	13,072,680
Series 2025-2 A4, 4.28%, 8/15/31	12,871,000	12,921,058
Hyundai Auto Receivables Trust
Series 2024-B A3, 4.84%, 3/15/29	33,250,000	33,614,776
Series 2025-A A3, 4.32%, 10/15/29	3,466,000	3,492,474
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	12,823,000	12,966,166
Series 2025-B A4, 4.49%, 6/17/30	15,302,000	15,518,764
Volkswagen Auto Loan Enhanced Trust
Series 2025-1 A3, 4.50%, 8/20/29	21,413,000	21,627,481
		146,660,944
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2007-20F 1, 5.71%, 6/1/27	132,945	134,080
		134,080
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(h)	7,763,160	8,014,934
8.20%, 4/6/28(h)	6,018,463	6,205,095
		14,220,029
Student Loan: 1.6%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.05%, Series 2025-2A A, 5.37%, 11/25/74(h)	5,134,000	5,133,704
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.264%, Series 2016-7A A, 5.621%, 3/25/66(h)	24,727,221	24,897,058
+1.414%, Series 2016-6A A3, 5.771%, 3/25/66(h)	17,237,605	17,560,295
+0.914%, Series 2017-5A A, 5.271%, 7/26/66(h)	3,596,154	3,603,111
2 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
+1.264%, Series 2017-1A A3, 5.621%, 7/26/66(h)	$3,747,512	$3,800,573
+1.164%, Series 2017-2A A, 5.521%, 12/27/66(h)	5,503,930	5,528,078
+0.864%, Series 2018-2A A3, 5.221%, 3/25/67(h)	54,865,361	54,326,292
+1.114%, Series 2019-2A A2, 5.471%, 2/27/68(h)	2,416,484	2,424,625
+0.814%, Series 2016-1A A, 5.171%, 2/25/70(h)	3,891,496	3,871,411
+0.664%, Series 2021-2A A1B, 5.021%, 2/25/70(h)	10,554,918	10,429,377
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 5.271%, 1/25/75	31,656,667	31,569,007
United States 90 Day Average SOFR
+0.861%, Series 2005-9 A7A, 5.202%, 1/25/41	2,872,515	2,860,208
+0.431%, Series 2006-2 A6, 4.772%, 1/25/41	5,793,584	5,681,893
+0.421%, Series 2006-8 A6, 4.762%, 1/25/41	3,156,377	3,041,553
+0.811%, Series 2004-3A A6B, 5.152%, 10/25/64(h)	12,602,460	12,626,153
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(h)	2,498,921	2,481,064
Series 2023-C A1A, 5.67%, 11/15/52(h)	8,081,527	8,301,455
Series 2023-A A1A, 5.38%, 1/15/53(h)	11,476,771	11,734,444
Series 2023-D A1A, 6.15%, 9/15/53(h)	10,693,838	11,289,205
Series 2025-A A1A, 5.13%, 4/15/54(h)	8,228,583	8,375,119
Series 2024-A A1A, 5.24%, 3/15/56(h)	8,100,752	8,273,619
		237,808,244
		398,823,297
CMBS: 0.0%
Agency CMBS: 0.0%*
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.469%, 3/25/26(i)	8,809,195	34,131
Series K056 X1, 1.374%, 5/25/26(i)	3,645,464	16,260
Series K064 X1, 0.723%, 3/25/27(i)	8,307,477	56,937
Series K065 X1, 0.792%, 4/25/27(i)	40,256,407	355,794
Series K066 X1, 0.865%, 6/25/27(i)	34,564,087	330,084
Series K069 X1, 0.467%, 9/25/27(i)	209,909,574	1,228,853
Series K090 X1, 0.853%, 2/25/29(i)	176,015,034	3,858,373
		5,880,432
		5,880,432
Mortgage-Related: 13.5%
CMO & REMIC: 3.1%
Dept. of Veterans Affairs
Series 2002-1 2J, 6.50%, 8/15/31	1,459,198	1,471,827
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	567,284	576,249
Trust 2009-30 AG, 6.50%, 5/25/39	442,524	472,219
Trust 2020-45 HD, 3.50%, 7/25/40	679,157	646,664
Trust 2001-T7 A1, 7.50%, 2/25/41	461,571	490,489
Trust 2001-T5 A3, 7.50%, 6/19/41(i)	263,501	271,893
Trust 2001-T4 A1, 7.50%, 7/25/41	439,101	451,248
Trust 2001-T8 A1, 7.50%, 7/25/41	368,865	376,805
Trust 2001-W3 A, 7.00%, 9/25/41(i)	214,895	214,883
Trust 2001-T10 A2, 7.50%, 12/25/41	238,896	245,811

	Par Value	Value
Trust 2013-106 MA, 4.00%, 2/25/42	$2,585,810	$2,575,663
Trust 2002-W6 2A1, 7.00%, 6/25/42(i)	387,326	387,665
Trust 2002-W8 A2, 7.00%, 6/25/42	620,584	649,142
Trust 2003-W2 1A2, 7.00%, 7/25/42	472,123	494,306
Trust 2003-W2 1A1, 6.50%, 7/25/42	981,549	1,024,040
Trust 2003-W4 4A, 5.13%, 10/25/42(i)	448,516	459,408
Trust 2012-121 NB, 7.00%, 11/25/42	448,944	477,170
Trust 2013-19 ZA, 3.50%, 3/25/43	16,151,029	15,257,167
Trust 2004-T1 1A2, 6.50%, 1/25/44	302,099	310,970
Trust 2004-W2 5A, 7.50%, 3/25/44	356,634	369,640
Trust 2004-W8 3A, 7.50%, 6/25/44	61,297	62,920
Trust 2005-W4 1A2, 6.50%, 8/25/45	852,713	886,859
Trust 2009-11 MP, 7.00%, 3/25/49	1,035,348	1,122,989
United States 30 Day Average SOFR
+0.664%, Trust 2013-98 FA, 5.021%, 9/25/43	1,705,271	1,685,694
Freddie Mac
Series T-48 1A4, 5.538%, 7/25/33	10,595,904	10,747,810
Series T-51 1A, 6.50%, 9/25/43(i)	99,418	103,323
Series T-59 1A1, 6.50%, 10/25/43	3,526,959	3,627,321
Series 4281 BC, 4.50%, 12/15/43(i)	10,125,343	10,178,642
Series 4384 DZ, 2.50%, 9/15/44	19,097,617	17,075,032
Series 4680 GZ, 3.50%, 3/15/47	14,074,287	13,011,242
United States 30 Day Average SOFR
+0.85%, Series 5524 FM, 5.206%, 4/25/55	46,700,834	46,729,783
+0.9%, Series 5572 FA, 5.256%, 9/25/55	50,182,257	50,145,569
+0.724%, Series 314 F2, 5.097%, 9/15/43	4,172,849	4,136,176
Ginnie Mae
CME Term SOFR 1 Month
+0.734%, Series 2014-H18 FA, 5.086%, 9/20/64	756,013	756,116
+0.814%, Series 2020-H02 FA, 5.166%, 1/20/70	13,589,576	13,582,940
+0.764%, Series 2020-H01 FV, 5.116%, 1/20/70	18,746,156	18,653,233
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.939%, 2/20/67	4,177,301	4,171,324
+0.8%, Series 2023-H05 FJ, 5.189%, 2/20/68	25,202,843	25,246,149
+0.41%, Series 2022-H06 FC, 4.799%, 8/20/68	26,763,265	26,558,566
+1.02%, Series 2023-H08 FE, 5.409%, 8/20/71	21,246,347	21,376,383
+1%, Series 2022-H20 FB, 5.389%, 8/20/71	28,747,895	28,885,192
+0.82%, Series 2022-H04 HF, 5.209%, 2/20/72	6,446,936	6,445,685
+0.67%, Series 2022-H09 FA, 5.059%, 4/20/72	20,506,022	20,355,885
+0.74%, Series 2022-H09 FC, 5.129%, 4/20/72	25,235,957	25,118,163
+0.97%, Series 2022-H11 EF, 5.359%, 5/20/72	14,426,573	14,487,980
CME Term SOFR 12 Month
+1.015%, Series 2017-H03 F, 5.249%, 1/20/67	5,306,416	5,343,705
+0.945%, Series 2017-H20 BF, 5.163%, 10/20/67	7,523,941	7,562,235
+0.945%, Series 2017-H20 FG, 5.163%, 10/20/67	5,113,996	5,140,105
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 3

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
+0.775%, Series 2018-H02 GF, 4.938%, 12/20/67	$13,399,712	$13,449,212
+0.795%, Series 2018-H08 GF, 4.557%, 5/20/68	3,741,354	3,734,900
+0.965%, Series 2018-H13 BF, 4.832%, 6/20/68	11,929,017	11,986,280
+0.995%, Series 2019-H04 EF, 5.154%, 11/20/68	15,002,205	15,078,618
+0.965%, Series 2019-H01 FV, 5.199%, 12/20/68	1,699,086	1,705,529
		456,374,819
Federal Agency Mortgage Pass-Through: 10.4%
Fannie Mae, 15 Year
4.50%, 1/1/27	11,532	11,519
3.50%, 1/1/27 - 12/1/29	831,129	823,963
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	8,846,255	8,757,001
4.50%, 1/1/31 - 12/1/34	10,354,051	10,390,758
3.50%, 4/1/36 - 4/1/37	5,919,653	5,754,989
2.50%, 4/1/42	33,119,944	29,546,195
3.00%, 8/1/42	20,463,915	18,932,166
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	3,327,936	3,489,952
5.50%, 7/1/33 - 8/1/37	2,445,228	2,532,972
6.00%, 9/1/36 - 8/1/37	2,925,551	3,026,849
7.00%, 8/1/37	106,857	113,678
4.50%, 3/1/40 - 2/1/55	124,510,857	120,976,858
5.00%, 12/1/48 - 3/1/49	2,597,473	2,624,630
2.50%, 6/1/50 - 10/1/50	110,335,120	94,522,320
2.00%, 9/1/50 - 12/1/50	80,757,894	66,162,116
3.00%, 3/1/52	27,754,524	24,687,974
3.50%, 4/1/52 - 8/1/52	299,155,664	275,194,923
4.00%, 10/1/52 - 7/1/53	121,826,922	115,104,327
Fannie Mae, 40 Year
4.50%, 6/1/56	12,074,386	11,819,837
Fannie Mae, Hybrid ARM
5.988%, 9/1/34(i)	144,481	147,452
6.082%, 12/1/34(i)	149,181	149,734
6.54%, 1/1/35(i)	195,920	199,355
6.112%, 1/1/35(i)	198,026	203,020
6.387%, 8/1/35(i)	97,598	99,548
6.601%, 5/1/37(i)	375,506	383,089
6.78%, 11/1/40(i)	161,438	165,339
6.52%, 12/1/40(i)	347,708	356,754
6.316%, 11/1/43(i)	579,823	597,678
6.514%, 4/1/44(i)	1,162,747	1,203,165
6.37%, 11/1/44(i)	1,523,952	1,570,551
6.225%, 12/1/44(i)	1,156,565	1,192,012
7.09%, 9/1/45(i)	359,442	369,620
6.288%, 12/1/45(i)	1,031,306	1,061,983
6.428%, 1/1/46(i)	393,139	402,966
3.298%, 4/1/46(i)	1,092,546	1,132,008
2.546%, 12/1/46(i)	2,580,453	2,612,767
6.276%, 6/1/47(i)	449,817	464,674
6.236%, 7/1/47(i)	1,055,796	1,090,685
6.357%, 8/1/47(i)	1,171,360	1,210,043
5.731%, 1/1/49(i)	886,086	927,236
1.949%, 4/1/52(i)	13,146,022	12,368,895
1.942%, 4/1/52(i)	31,960,272	28,835,529
2.318%, 4/1/52(i)	18,963,515	17,305,846
2.64%, 7/1/52(i)	15,714,018	14,521,944
Freddie Mac, Hybrid ARM
6.861%, 5/1/34(i)	196,427	200,911
6.75%, 10/1/35(i)	276,522	285,073

	Par Value	Value
6.48%, 4/1/37(i)	$504,473	$519,613
7.097%, 9/1/37(i)	381,605	392,893
7.384%, 1/1/38(i)	98,330	100,120
6.944%, 2/1/38(i)	301,202	311,479
6.873%, 7/1/38(i)	41,213	42,522
6.53%, 10/1/38(i)	124,265	125,925
6.884%, 10/1/41(i)	73,328	75,791
6.557%, 8/1/42(i)	515,781	535,803
6.457%, 5/1/44(i)	1,420,949	1,466,426
6.36%, 5/1/44(i)	68,940	70,511
6.365%, 6/1/44(i)	520,189	532,027
6.245%, 6/1/44(i)	475,806	492,326
6.484%, 1/1/45(i)	1,104,868	1,139,254
6.561%, 10/1/45(i)	713,363	734,855
6.684%, 10/1/45(i)	816,732	840,402
6.255%, 7/1/47(i)	383,196	394,089
5.946%, 1/1/49(i)	2,771,201	2,847,255
3.268%, 1/1/49(i)	7,277,627	7,114,896
3.717%, 3/1/49(i)	821,972	840,932
2.301%, 5/1/52(i)	12,765,229	11,601,542
2.024%, 5/1/52(i)	35,909,324	32,478,776
4.132%, 1/1/53(i)	7,596,772	7,523,347
Freddie Mac Gold, 15 Year
4.50%, 9/1/26	2,136	2,136
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	91,597	94,611
4.50%, 4/1/31 - 6/1/31	1,401,808	1,410,475
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	1,094,690	1,145,677
7.00%, 11/1/37 - 9/1/38	1,049,318	1,125,346
5.50%, 12/1/37	130,166	135,599
6.00%, 2/1/39	303,028	319,618
4.50%, 9/1/41 - 6/1/42	8,793,019	8,809,644
Freddie Mac Pool, 20 Year
3.00%, 5/1/42 - 10/1/42	94,204,408	87,218,710
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	105,366,000	90,426,445
2.00%, 9/1/50	67,254,741	55,031,119
3.00%, 2/1/52 - 6/1/52	113,904,775	101,171,511
3.50%, 5/1/52 - 8/1/53	164,076,511	150,568,789
4.00%, 9/1/52 - 3/1/53	34,740,515	32,807,282
4.50%, 10/1/52 - 1/1/54	76,028,749	74,038,654
		1,558,017,304
		2,014,392,123
		2,419,095,852
Corporate: 10.9%
Financials: 4.6%
Bank of America Corp.
4.45%, 3/3/26	3,970,000	3,972,632
4.25%, 10/22/26	2,970,000	2,973,943
4.183%, 11/25/27	7,925,000	7,928,654
4.623%, 5/9/29(j)	4,650,000	4,707,609
3.846%, 3/8/37(j)	40,560,000	37,894,748
Barclays PLC (United Kingdom)
5.829%, 5/9/27(j)	7,700,000	7,768,024
4.836%, 5/9/28	4,525,000	4,550,042
5.501%, 8/9/28(j)	10,750,000	10,981,017
5.746%, 8/9/33(j)	9,500,000	9,986,613
6.224%, 5/9/34(j)	2,800,000	3,012,181
BNP Paribas SA (France)
4.625%, 3/13/27(h)	12,175,000	12,219,384
5.085%, 5/9/31(h)(j)	4,500,000	4,585,986
2.588%, 8/12/35(h)(j)	6,500,000	5,826,299
Boston Properties, Inc.
4 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
3.65%, 2/1/26	$5,341,000	$5,324,761
2.75%, 10/1/26	22,161,000	21,807,906
2.90%, 3/15/30	7,270,000	6,748,847
3.25%, 1/30/31	5,850,000	5,439,999
6.50%, 1/15/34	14,850,000	16,015,402
Capital One Financial Corp.
4.927%, 5/10/28(j)	10,075,000	10,178,763
7.624%, 10/30/31(j)	10,600,000	11,988,521
Citigroup, Inc.
6.25%, (j)(k)(l)	45,886,000	46,175,449
4.412%, 3/31/31(j)	6,000,000	5,989,889
United States 90 Day Average SOFR
+6.63%, 10.942%, 10/30/40(k)	37,080,925	44,719,596
Elevance Health, Inc.
4.75%, 2/15/30	20,000,000	20,339,228
2.25%, 5/15/30	5,000,000	4,563,775
HSBC Holdings PLC (United Kingdom)
5.21%, 8/11/28(j)	5,525,000	5,619,365
4.762%, 3/29/33(j)	32,986,000	32,830,350
6.50%, 5/2/36	17,805,000	19,641,166
6.50%, 9/15/37	3,265,000	3,556,617
JPMorgan Chase & Co.
1.04%, 2/4/27(j)	17,500,000	17,306,764
8.75%, 9/1/30(k)	25,692,000	30,499,361
2.739%, 10/15/30(j)	5,000,000	4,722,000
2.956%, 5/13/31(j)	11,793,000	11,060,345
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	3,100,000	3,102,174
3.75%, 3/18/28(j)	8,025,000	7,970,476
7.953%, 11/15/33(j)	14,000,000	16,302,009
NatWest Group PLC (United Kingdom)
5.808%, 9/13/29(j)	11,800,000	12,303,394
6.016%, 3/2/34(j)	13,000,000	13,952,686
3.032%, 11/28/35(j)	12,365,000	11,309,243
The Charles Schwab Corp.
5.643%, 5/19/29(j)	4,500,000	4,673,223
5.853%, 5/19/34(j)	2,500,000	2,675,586
6.136%, 8/24/34(j)	5,075,000	5,528,142
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(j)	12,695,000	12,599,789
4.937%, 4/23/28(j)	4,600,000	4,653,851
5.218%, 4/23/31(j)	5,625,000	5,816,845
UBS Group AG (Switzerland)
9.25%, (h)(j)(k)(l)	22,775,000	27,121,996
5.959%, 1/12/34(h)(j)	23,275,000	24,897,540
UniCredit SPA (Italy)
7.296%, 4/2/34(h)(j)	29,960,000	31,995,545
5.459%, 6/30/35(h)(j)	7,325,000	7,384,850
Unum Group
6.75%, 12/15/28	8,417,000	8,934,372
Wells Fargo & Co.
4.10%, 6/3/26	3,376,000	3,373,346
4.30%, 7/22/27	13,145,000	13,191,293
2.572%, 2/11/31(j)	12,005,000	11,156,605
4.897%, 7/25/33(j)	11,000,000	11,175,214
5.389%, 4/24/34(j)	1,900,000	1,974,215
		683,027,630
Industrials: 5.3%
Bayer AG (Germany)
4.375%, 12/15/28(h)	10,100,000	10,063,997
6.375%, 11/21/30(h)	6,200,000	6,626,410
6.50%, 11/21/33(h)	11,350,000	12,243,537

	Par Value	Value
British American Tobacco PLC (United Kingdom)
3.75%, (b)(j)(k)(l)(m)	$84,228,000	$98,177,726
6.343%, 8/2/30	3,900,000	4,210,135
4.742%, 3/16/32	15,335,000	15,417,095
6.421%, 8/2/33	3,900,000	4,281,537
Cemex SAB de CV (Mexico)
5.20%, 9/17/30(h)	14,400,000	14,569,243
3.875%, 7/11/31(h)	13,105,000	12,437,287
Charter Communications, Inc.
4.50%, 5/1/32	14,925,000	13,582,738
4.40%, 4/1/33	2,475,000	2,347,533
4.50%, 6/1/33(h)	21,105,000	18,763,627
4.25%, 1/15/34(h)	2,525,000	2,183,021
6.55%, 5/1/37	11,000,000	11,442,879
6.75%, 6/15/39	6,160,000	6,444,718
6.484%, 10/23/45	18,957,000	18,727,767
Cox Enterprises, Inc.
3.35%, 9/15/26(h)	24,386,000	24,206,479
3.50%, 8/15/27(h)	16,200,000	15,978,619
CVS Health Corp.
7.00%, 3/10/55(j)(k)	24,355,000	25,566,489
Dillard's, Inc.
7.75%, 7/15/26	50,000	50,848
7.75%, 5/15/27	540,000	563,019
7.00%, 12/1/28	15,135,000	16,024,790
Elanco Animal Health, Inc.
6.65%, 8/28/28	13,000,000	13,518,284
Fibercop SpA (Italy)
7.20%, 7/18/36(h)	3,487,000	3,512,727
7.721%, 6/4/38(h)	5,536,000	5,602,581
Ford Motor Credit Co. LLC
3.375%, 11/13/25	9,350,000	9,332,802
4.389%, 1/8/26	18,850,000	18,843,075
4.542%, 8/1/26	18,304,000	18,288,358
2.70%, 8/10/26	12,700,000	12,495,329
4.95%, 5/28/27	10,000,000	9,982,706
7.35%, 11/4/27	4,000,000	4,171,955
6.80%, 5/12/28	3,100,000	3,219,606
HCA Healthcare, Inc.
5.00%, 3/1/28	2,425,000	2,469,627
5.25%, 3/1/30	8,610,000	8,889,149
Imperial Brands PLC (United Kingdom)
3.50%, 7/26/26(h)	7,800,000	7,746,919
6.125%, 7/27/27(h)	11,425,000	11,790,500
3.875%, 7/26/29(h)	27,915,000	27,422,249
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(h)	2,550,000	2,592,722
5.25%, 6/15/30(h)	3,600,000	3,727,300
5.85%, 6/15/35(h)	2,425,000	2,582,258
Macy's, Inc.
6.70%, 7/15/34(h)	2,539,000	2,329,533
Mars, Inc.
4.45%, 3/1/27(h)	2,175,000	2,190,342
4.60%, 3/1/28(h)	10,025,000	10,147,596
4.80%, 3/1/30(h)	5,075,000	5,170,294
Oracle Corp.
1.65%, 3/25/26	13,990,000	13,824,662
2.80%, 4/1/27	6,350,000	6,225,743
2.95%, 4/1/30	5,000,000	4,711,175
Philip Morris International, Inc.
4.875%, 2/13/29	9,900,000	10,112,494
5.125%, 2/13/31	5,925,000	6,131,758
Prosus NV (China)
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 5

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
4.85%, 7/6/27(h)	$14,200,000	$14,291,263
3.68%, 1/21/30(h)	3,750,000	3,602,651
3.061%, 7/13/31(h)	38,650,000	35,096,788
4.193%, 1/19/32(h)	13,680,000	13,115,857
4.987%, 1/19/52(h)	6,779,000	5,474,428
Synopsys, Inc.
4.65%, 4/1/28	1,550,000	1,567,348
4.85%, 4/1/30	7,035,000	7,165,646
5.00%, 4/1/32	3,575,000	3,653,281
TC Energy Corp. (Canada)
5.875%, 8/15/76(j)(k)	7,465,000	7,469,501
5.30%, 3/15/77(j)(k)	29,935,000	29,760,650
5.50%, 9/15/79(j)(k)	9,435,000	9,347,386
The Cigna Group
7.875%, 5/15/27	17,587,000	18,576,814
4.375%, 10/15/28	5,211,000	5,238,411
T-Mobile U.S., Inc.
2.25%, 2/15/26	6,800,000	6,746,575
3.375%, 4/15/29	6,500,000	6,311,043
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(h)	12,050,000	12,002,817
5.25%, 6/6/29(h)	2,594,000	2,596,773
Union Pacific Corp.
6.176%, 1/2/31	1,883,777	2,008,524
VMware, Inc.
1.40%, 8/15/26	19,765,000	19,325,641
4.65%, 5/15/27	14,137,000	14,142,789
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(j)(k)	18,300,000	19,334,780
		797,770,204
Utilities: 1.0%
Dominion Energy, Inc.
3.375%, 4/1/30	7,500,000	7,203,863
5.00%, 6/15/30	28,981,000	29,711,500
NextEra Energy, Inc.
4.625%, 7/15/27	10,075,000	10,173,731
4.685%, 9/1/27	10,552,000	10,666,748
4.90%, 3/15/29	11,975,000	12,248,131
5.05%, 3/15/30	14,650,000	15,084,620
The Southern Co.
5.113%, 8/1/27	11,900,000	12,101,270
4.85%, 6/15/28	12,475,000	12,702,968
4.00%, 1/15/51(j)(k)	19,036,000	18,966,878
3.75%, 9/15/51(j)(k)	19,900,000	19,634,622
		148,494,331
		1,629,292,165
Total Debt Securities (Cost $5,034,598,703)		$5,004,267,937
Mutual Funds: 1.1%
	Shares	Value
Dodge & Cox Emerging Markets Stock Fund(n)	14,071,007	$162,520,139
Total Mutual Funds (Cost $140,000,000)		$162,520,139
Short-Term Investments: 2.2%
	Par Value/ Shares	Value
Repurchase Agreements: 1.6%
Fixed Income Clearing Corp.(o) 4.18%, dated 9/30/25, due 10/1/25, maturity value $223,025,893	$223,000,000	223,000,000
Fixed Income Clearing Corp.(o) 1.65%, dated 9/30/25, due 10/1/25, maturity value $14,919,679	14,918,995	14,918,995
		237,918,995
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	90,851,063	90,851,063
Total Short-Term Investments (Cost $328,770,058)		$328,770,058
Total Investments In Securities (Cost $12,278,351,872)	99.5%	$14,866,743,415
Other Assets Less Liabilities	0.5%	68,167,187
Net Assets	100.0%	$14,934,910,602
(a)	Non-income producing
(b)	The security is issued in Euros (EUR).
(c)	The security is issued in British Pounds (GBP).
(d)	The security is issued in Japanese Yen (JPY).
(e)	The security is issued in Korean Won (KRW).
(f)	The security is issued in Taiwanese Dollar (TWD).
(g)	Inflation-linked
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(j)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(k)	Hybrid security: characteristics of both a debt and equity security.
(l)	Perpetual security: no stated maturity date.
(m)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(n)	An affiliated fund under the Investment Company Act of 1940 managed by Dodge & Cox. See below regarding holdings of affiliates
(o)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.75%- 4.375%, 4/30/27-11/30/28. Total collateral value is $242,677,415.
*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
6 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
NY Shs: New York Registry Shares
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index	(1,925)	12/19/25	$(648,604,687)	$(8,935,870)
Euro-Bobl	(561)	12/8/25	(77,594,664)	(20,602)
Long-Term U.S. Treasury Bond	885	12/19/25	103,185,469	2,447,829
$(6,508,643)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Bank of America	10/10/25	USD	22,707,892	EUR	20,612,245	$(1,503,803)
Standard Chartered	10/10/25	USD	22,838,757	EUR	20,716,508	(1,495,408)
Barclays	1/8/26	USD	20,498,330	EUR	19,390,089	(2,393,546)
HSBC	1/8/26	USD	20,666,551	EUR	19,531,773	(2,392,596)
State Street	1/8/26	USD	5,924,393	EUR	5,045,000	(31,717)
Unrealized gain on currency forward contracts						—
Unrealized loss on currency forward contracts						(7,817,070)
Net unrealized loss on currency forward contracts						$(7,817,070)
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of Affiliate
The Fund held shares of the fund listed below, which is a fund also managed by Dodge & Cox. The issuer was considered to be an affiliate of the Fund because it is under common control with the Fund. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Mutual Funds 1.1%
Dodge & Cox Emerging Markets Stock Fund	$ —	$140,000,200	$(194)	$(6)	$22,520,139	$162,520,139	$—
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 7

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$817,161,298	$—
Consumer Discretionary	425,413,799	—
Consumer Staples	401,825,535	—
Energy	357,394,986	—
Financials	2,071,135,744	136,146,877
Health Care	2,503,365,099	—
Industrials	846,494,375	175,627,189
Information Technology	455,329,412	182,868,620
Materials	341,579,057	83,669,569
Real Estate	313,836,102	—
Utilities	259,337,619	—
8 / Dodge & Cox Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Debt Securities
U.S. Treasury	$—	$797,564,336
Government-Related	—	158,315,584
Securitized	—	2,419,095,852
Corporate	—	1,629,292,165
Mutual Funds	162,520,139	—
Short-Term Investments
Repurchase Agreements	—	237,918,995
Money Market Fund	90,851,063	—
Total Securities	$9,046,244,228	$5,820,499,187
Other Investments
Futures Contracts
Appreciation	$2,447,829	$—
Depreciation	(8,956,472)	—
Currency Forward Contracts
Depreciation	—	(7,817,070)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Balanced Fund / 9

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities: 98.5%
	Par Value	Value
U.S. Treasury: 14.4%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$448,569,761	$358,847,179
2.125%, 2/15/54(a)	120,695,909	111,382,913
2.375%, 2/15/55(a)	191,727,575	187,159,067
U.S. Treasury Note/Bond
3.375%, 9/15/28	300,000,000	297,960,936
3.875%, 7/31/30	275,000,000	276,654,296
3.75%, 12/31/30	1,297,735,000	1,296,315,602
4.00%, 1/31/31	74,045,000	74,817,266
4.625%, 4/30/31	645,865,000	672,305,098
4.25%, 6/30/31	496,820,000	507,649,126
4.125%, 7/31/31	248,405,000	252,179,591
4.00%, 6/30/32	400,000,000	402,062,500
4.00%, 7/31/32	125,000,000	125,585,938
3.875%, 8/15/34	1,391,095,000	1,369,793,858
3.375%, 8/15/42	818,780,000	697,626,147
4.00%, 11/15/42	148,735,000	137,510,156
4.50%, 2/15/44	819,750,000	801,785,949
4.125%, 8/15/44	1,045,585,000	970,515,259
4.625%, 11/15/44	1,640,126,000	1,624,877,945
4.875%, 8/15/45	200,000,000	204,468,750
2.875%, 5/15/52	1,078,820,000	769,839,209
3.00%, 8/15/52	431,883,000	315,881,926
4.00%, 11/15/52	619,740,000	548,445,693
4.125%, 8/15/53	2,110,356,000	1,907,481,548
4.75%, 11/15/53	298,095,000	298,607,351
4.25%, 2/15/54	99,365,000	91,718,553
4.50%, 11/15/54	100,000,000	96,285,156
4.75%, 5/15/55	225,000,000	225,703,125
		14,623,460,137
Government-Related: 3.9%
Agency: 2.0%
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	702,275,000	695,956,632
6.625%, 6/15/35	207,456,000	197,820,104
6.50%, 6/2/41	69,963,000	61,281,802
6.375%, 1/23/45	134,016,000	108,929,558
6.75%, 9/21/47	107,825,000	88,988,609
6.35%, 2/12/48	22,250,000	17,669,982
7.69%, 1/23/50	920,115,000	836,583,372
		2,007,230,059
Local Authority: 1.4%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,320,000	48,692,783
7.102%, 1/1/41	145,657,000	168,740,532
State of California GO
7.50%, 4/1/34	113,011,000	132,598,824
7.55%, 4/1/39	39,695,000	48,432,461
7.30%, 10/1/39	218,125,000	255,189,913
7.35%, 11/1/39	4,105,000	4,823,999
7.625%, 3/1/40	33,650,000	40,810,834
State of Illinois GO
5.10%, 6/1/33	646,401,764	657,574,237
		1,356,863,583
Sovereign: 0.5%
Colombia Government International (Colombia)
7.375%, 4/25/30	148,800,000	158,219,040
3.125%, 4/15/31	94,380,000	81,869,931
8.50%, 4/25/35	79,250,000	87,690,125

	Par Value	Value
7.75%, 11/7/36	$129,210,000	$135,347,475
8.375%, 11/7/54	53,800,000	56,853,150
		519,979,721
		3,884,073,363
Securitized: 53.0%
Asset-Backed: 7.7%
Auto Loan: 2.9%
BMW Vehicle Owner Trust
Series 2025-A A3, 4.56%, 9/25/29	140,000,000	141,299,606
Series 2025-A A4, 4.66%, 12/27/32	42,777,000	43,592,257
Ford Credit Auto Owner Trust
Series 2024-B A3, 5.10%, 4/15/29	180,290,000	182,949,710
Series 2024-C A3, 4.07%, 7/15/29	8,329,000	8,349,175
Series 2024-D A3, 4.61%, 8/15/29	66,768,000	67,548,865
Series 2025-A A3, 4.45%, 10/15/29	210,587,000	212,694,997
Series 2024-B A4, 4.96%, 5/15/30	15,510,000	15,836,844
Series 2024-C A4, 4.11%, 7/15/30	4,694,000	4,710,196
Series 2024-D A4, 4.66%, 9/15/30	15,500,000	15,742,358
Series 2025-B A4, 3.95%, 7/15/31	33,000,000	32,955,478
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	54,545,000	54,920,504
Series 2024-4 A4, 4.44%, 4/16/30	8,043,000	8,120,625
Series 2025-2 A3, 4.28%, 4/16/30	31,942,000	32,185,379
Series 2025-3 A3, 4.18%, 8/16/30	39,090,000	39,293,018
Series 2025-2 A4, 4.42%, 5/16/31	6,866,000	6,945,063
Honda Auto Receivables Owner Trust
Series 2024-3 A3, 4.57%, 3/21/29	34,001,000	34,270,866
Series 2024-4 A3, 4.33%, 5/15/29	87,537,000	88,012,860
Series 2025-1 A3, 4.57%, 9/21/29	349,060,000	352,888,316
Series 2025-2 A3, 4.15%, 10/15/29	108,812,000	109,186,868
Series 2025-3 A3, 4.04%, 2/21/30	192,948,000	193,350,683
Series 2024-3 A4, 4.51%, 11/21/30	9,463,000	9,553,356
Series 2024-4 A4, 4.35%, 12/16/30	11,350,000	11,432,855
Series 2025-1 A4, 4.64%, 5/21/31	9,360,000	9,511,939
Series 2025-2 A4, 4.28%, 8/15/31	24,530,000	24,625,402
Series 2025-3 A4, 4.10%, 11/21/31	34,500,000	34,613,736
Hyundai Auto Receivables Trust
Series 2024-C A3, 4.41%, 5/15/29	26,345,000	26,545,509
Series 2025-A A3, 4.32%, 10/15/29	167,498,000	168,777,400
Series 2025-B A3, 4.36%, 12/17/29	83,002,000	83,791,009
Series 2025-B A4, 4.44%, 6/17/30	15,857,000	16,046,044
Series 2024-C A4, 4.44%, 1/15/31	12,432,000	12,547,359
Series 2025-A A4, 4.40%, 4/15/31	20,422,000	20,631,752
Series 2025-C A4, 3.89%, 1/15/32	39,000,000	38,885,837
Nissan Auto Receivables Owner Trust
Series 2024-B A3, 4.34%, 3/15/29	8,288,000	8,326,746
Series 2024-B A4, 4.35%, 9/15/31	16,509,000	16,629,565
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	140,233,000	141,798,673
Series 2024-D A3, 4.40%, 6/15/29	59,620,000	60,027,038
Series 2025-A A3, 4.64%, 8/15/29	135,734,000	137,452,840
Series 2024-C A4, 4.83%, 11/15/29	50,417,000	51,282,872
Series 2025-B A3, 4.34%, 11/15/29	16,357,000	16,490,288
Series 2025-C A3, 4.11%, 3/15/30	175,941,000	176,819,438
Series 2024-D A4, 4.43%, 4/15/30	12,000,000	12,121,513
Series 2025-A A4, 4.76%, 5/15/30	34,797,000	35,507,555
Series 2025-B A4, 4.49%, 6/17/30	22,366,000	22,682,830
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 A3, 4.63%, 7/20/29	104,700,000	105,909,599
Series 2025-1 A3, 4.50%, 8/20/29	44,040,000	44,481,122
Series 2024-1 A4, 4.67%, 6/20/31	14,000,000	14,244,565
Series 2025-1 A4, 4.61%, 7/21/31	45,885,000	46,548,809
		2,992,139,319
1 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2006-20A 1, 5.21%, 1/1/26	$50,133	$50,081
Series 2006-20B 1, 5.35%, 2/1/26	14,865	14,883
Series 2006-20C 1, 5.57%, 3/1/26	70,992	71,030
Series 2006-20G 1, 6.07%, 7/1/26	172,104	172,281
Series 2006-20H 1, 5.70%, 8/1/26	2,049	2,055
Series 2006-20I 1, 5.54%, 9/1/26	3,237	3,256
Series 2006-20J 1, 5.37%, 10/1/26	114,685	115,008
Series 2006-20L 1, 5.12%, 12/1/26	109,731	109,896
Series 2007-20A 1, 5.32%, 1/1/27	208,714	209,799
Series 2007-20C 1, 5.23%, 3/1/27	375,383	377,226
Series 2007-20D 1, 5.32%, 4/1/27	386,925	387,824
Series 2007-20G 1, 5.82%, 7/1/27	314,646	318,465
		1,831,804
Other: 0.2%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	59,648,196	61,582,706
8.20%, 4/6/28(b)	105,768,228	109,048,101
		170,630,807
Student Loan: 4.6%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.464%, Series 2016-1A A, 5.821%, 7/26/66(b)	10,156,918	10,251,091
+1.314%, Series 2017-1A A, 5.671%, 12/27/66(b)	24,511,514	24,957,035
+1.164%, Series 2017-2A A, 5.521%, 5/25/67(b)	5,155,656	5,168,592
+1.264%, Series 2020-2A A, 5.621%, 11/25/69(b)	4,075,512	4,118,782
+1.15%, Series 2024-1A A, 5.506%, 11/27/73(b)	213,009,353	214,661,922
+0.95%, Series 2025-1A A, 5.306%, 4/25/74(b)	375,770,447	375,993,579
+1.05%, Series 2025-2A A, 5.37%, 11/25/74(b)	359,060,000	359,039,322
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.764%, Series 2015-3 A2, 5.121%, 6/26/56	34,896,396	34,414,731
+1.614%, Series 2016-2A A3, 5.971%, 6/25/65(b)	26,972,724	27,489,764
+1.014%, Series 2019-1A A2, 5.371%, 12/27/67(b)	120,814,550	120,371,813
+0.714%, Series 2014-8 A3, 5.071%, 5/27/49	12,655,033	12,526,785
+1.364%, Series 2016-5A A, 5.721%, 6/25/65(b)	169,947,939	171,652,925
+1.464%, Series 2016-3A A3, 5.821%, 6/25/65(b)	2,034,713	2,059,201
+1.264%, Series 2016-7A A, 5.621%, 3/25/66(b)	155,424,799	156,492,319
+1.414%, Series 2016-6A A3, 5.771%, 3/25/66(b)	133,106,912	135,598,687
+0.914%, Series 2017-5A A, 5.271%, 7/26/66(b)	181,190,372	181,540,903
+1.164%, Series 2017-3A A3, 5.521%, 7/26/66(b)	209,635,205	210,554,770
+1.264%, Series 2017-1A A3, 5.621%, 7/26/66(b)	166,522,131	168,879,901
+1.114%, Series 2017-4A A3, 5.471%, 9/27/66(b)	104,527,180	104,819,814

	Par Value	Value
+1.164%, Series 2017-2A A, 5.521%, 12/27/66(b)	$118,916,684	$119,438,419
+0.834%, Series 2018-1A A3, 5.191%, 3/25/67(b)	87,573,792	86,964,655
+0.914%, Series 2018-3A A3, 5.271%, 3/25/67(b)	97,748,936	97,262,557
+0.794%, Series 2018-4A A2, 5.151%, 6/27/67(b)	105,390,685	105,092,640
+1.114%, Series 2019-2A A2, 5.471%, 2/27/68(b)	104,351,210	104,702,779
+0.944%, Series 2019-3A A, 5.301%, 7/25/68(b)	41,173,173	40,887,472
+0.924%, Series 2019-4A A2, 5.281%, 7/25/68(b)	35,651,847	35,685,695
+1.164%, Series 2020-1A A1B, 5.521%, 6/25/69(b)	33,345,600	33,841,066
+1.014%, Series 2020-2A A1B, 5.371%, 8/26/69(b)	59,510,080	59,493,994
+0.714%, Series 2021-1A A1B, 5.071%, 12/26/69(b)	37,560,456	37,305,718
+0.814%, Series 2016-1A A, 5.171%, 2/25/70(b)	110,394,257	109,824,490
+0.664%, Series 2021-2A A1B, 5.021%, 2/25/70(b)	47,737,990	47,170,189
Nelnet Student Loan Trust
CME Term SOFR 1 Month
+0.994%, Series 2020-5A A, 5.152%, 10/25/68(b)	40,574,730	40,498,287
United States 30 Day Average SOFR
+0.964%, Series 2017-3A A, 5.321%, 2/25/66(b)	68,545,448	68,545,496
+0.864%, Series 2019-1A A2, 5.221%, 4/25/67(b)	13,787,392	13,777,422
SLM Student Loan Trust
United States 90 Day Average SOFR
+0.931%, Series 2003-12 A6, 5.299%, 12/15/68(b)	143,764,525	143,347,306
+0.891%, Series 2004-8A A6, 5.232%, 1/25/40(b)	55,157,642	54,804,958
+0.431%, Series 2005-4 A4, 4.772%, 7/25/40	8,635,343	8,446,392
+0.751%, Series 2007-6 A5, 5.092%, 4/27/43	34,417,713	32,883,664
+0.811%, Series 2004-3A A6A, 5.152%, 10/25/64(b)	29,097,484	29,152,191
+0.811%, Series 2004-3A A6B, 5.152%, 10/25/64(b)	17,922,083	17,955,777
United States 30 Day Average SOFR
+1.314%, Series 2011-2 A2, 5.671%, 10/25/34	9,668,457	9,722,689
+0.914%, Series 2012-5 A3, 5.271%, 1/25/75	66,842,333	66,657,240
SMB Private Education Loan Trust (Private Loans)
Series 2017-B A2A, 2.82%, 10/15/35(b)	1,316,568	1,308,703
Series 2018-A A2A, 3.50%, 2/15/36(b)	10,671,322	10,612,255
Series 2018-B A2A, 3.60%, 1/15/37(b)	8,525,670	8,464,747
Series 2024-C A1A, 5.50%, 6/17/52(b)	34,007,174	35,001,792
Series 2023-C A1A, 5.67%, 11/15/52(b)	12,323,322	12,658,685
Series 2021-A APT2, 1.07%, 1/15/53(b)	20,003,799	18,232,382
Series 2025-B A1A, 5.02%, 3/17/53(b)	76,366,983	77,177,894
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
Series 2023-D A1A, 6.15%, 9/15/53(b)	$129,731,301	$136,953,948
Series 2024-F A1A, 5.06%, 3/16/54(b)	61,485,229	62,320,721
Series 2025-A A1A, 5.13%, 4/15/54(b)	18,969,080	19,306,884
Series 2024-A A1A, 5.24%, 3/15/56(b)	236,685,440	241,736,212
Series 2023-B A1A, 4.99%, 10/16/56(b)	135,354,257	136,262,904
Series 2024-E A1A, 5.09%, 10/16/56(b)	92,848,890	94,023,159
Series 2022-D A1A, 5.37%, 10/15/58(b)	120,244,296	122,703,725
		4,660,817,043
		7,825,418,973
CMBS: 0.2%
Agency CMBS: 0.2%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.469%, 3/25/26(c)	97,527,624	377,871
Series K056 X1, 1.374%, 5/25/26(c)	31,992,256	142,698
Series K062 X1, 0.40%, 12/25/26(c)	280,393,265	924,232
Series K064 X1, 0.723%, 3/25/27(c)	353,922,373	2,425,678
Series K065 X1, 0.792%, 4/25/27(c)	428,085,174	3,783,502
Series K066 X1, 0.865%, 6/25/27(c)	342,587,632	3,271,678
Series K067 X1, 0.695%, 7/25/27(c)	439,601,354	3,583,322
Series K069 X1, 0.467%, 9/25/27(c)	87,288,155	511,002
Series K070 X1, 0.448%, 11/25/27(c)	184,808,975	1,092,240
Series K071 X1, 0.406%, 11/25/27(c)	238,446,282	1,145,377
Series K089 X1, 0.685%, 1/25/29(c)	497,168,902	7,827,626
Series K091 X1, 0.704%, 3/25/29(c)	247,945,951	4,412,917
Series K092 X1, 0.851%, 4/25/29(c)	467,656,519	10,023,282
Series K093 X1, 1.078%, 5/25/29(c)	211,215,153	6,032,896
Series K094 X1, 1.009%, 6/25/29(c)	309,992,378	8,591,470
Series K095 X1, 1.072%, 6/25/29(c)	212,826,247	6,306,276
Series K096 X1, 1.243%, 7/25/29(c)	514,594,806	18,021,213
Series K097 X1, 1.212%, 7/25/29(c)	234,719,968	8,155,463
Series K098 X1, 1.261%, 8/25/29(c)	455,657,706	17,098,282
Series K099 X1, 0.996%, 9/25/29(c)	492,422,999	14,348,172
Series K101 X1, 0.94%, 10/25/29(c)	190,316,247	5,577,446
Series K102 X1, 0.939%, 10/25/29(c)	533,623,937	14,969,219
Series K152 X1, 1.095%, 1/25/31(c)	113,994,635	4,323,019
Series K154 X1, 0.424%, 11/25/32(c)	347,365,242	5,155,004
Series K-1511 X1, 0.926%, 3/25/34(c)	169,378,444	7,832,466
		155,932,351
		155,932,351
Mortgage-Related: 45.1%
CMO & REMIC: 4.3%
Dept. of Veterans Affairs
Series 1997-2 Z, 7.50%, 6/15/27	649,104	659,592
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	24,913	25,230
Trust 1998-58 PC, 6.50%, 10/25/28	165,332	167,715
Trust 2001-69 PQ, 6.00%, 12/25/31	299,215	309,022
Trust 2002-33 A1, 7.00%, 6/25/32	679,329	690,063
Trust 2002-69 Z, 5.50%, 10/25/32	47,118	48,240
Trust 2008-24 GD, 6.50%, 3/25/37	218,429	229,508
Trust 2007-47 PE, 5.00%, 5/25/37	529,681	539,030
Trust 2009-30 AG, 6.50%, 5/25/39	1,885,121	2,011,621
Trust 2009-40 TB, 6.00%, 6/25/39	1,007,375	1,061,943
Trust 2001-T3 A1, 7.50%, 11/25/40	30,374	31,222
Trust 2010-123 WT, 7.00%, 11/25/40	6,916,162	7,269,305
Trust 2001-T7 A1, 7.50%, 2/25/41	44,047	46,807
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	16,795	16,972
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	100,702	103,909
Trust 2001-T4 A1, 7.50%, 7/25/41	615,775	632,810

	Par Value	Value
Trust 2011-58 AT, 4.00%, 7/25/41	$2,177,011	$2,138,775
Trust 2001-T10 A1, 7.00%, 12/25/41	534,212	546,357
Trust 2013-106 MA, 4.00%, 2/25/42	5,807,517	5,784,728
Trust 2012-15 PZ, 4.00%, 3/25/42	2,712,726	2,634,287
Trust 2012-47 VZ, 4.00%, 5/25/42	4,607,077	4,487,904
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	709,535	710,155
Trust 2002-W8 A2, 7.00%, 6/25/42	511,526	535,065
Trust 2002-90 A1, 6.50%, 6/25/42	1,570,959	1,611,168
Trust 2002-T16 A3, 7.50%, 7/25/42	1,425,563	1,528,746
Trust 2003-W2 1A2, 7.00%, 7/25/42	2,959,473	3,098,523
Trust 2003-W4 3A, 4.529%, 10/25/42(c)	704,684	756,182
Trust 2012-121 NB, 7.00%, 11/25/42	239,462	254,517
Trust 2003-W1 2A, 5.107%, 12/25/42(c)	957,462	960,862
Trust 2003-7 A1, 6.50%, 12/25/42	1,361,728	1,385,291
Trust 2012-131 MZ, 3.50%, 12/25/42	12,975,693	12,272,689
Trust 2012-134 ZA, 3.00%, 12/25/42	35,509,747	32,708,145
Trust 2013-19 ZA, 3.50%, 3/25/43	10,020,385	9,465,817
Trust 2013-72 Z, 3.00%, 7/25/43	10,554,340	9,675,215
Trust 2004-T1 1A2, 6.50%, 1/25/44	392,506	404,032
Trust 2004-W2 2A2, 7.00%, 2/25/44	39,867	41,335
Trust 2004-W2 5A, 7.50%, 3/25/44	562,848	583,375
Trust 2004-W8 3A, 7.50%, 6/25/44	435,577	447,115
Trust 2004-W15 1A2, 6.50%, 8/25/44	189,738	197,916
Trust 2014-58 MZ, 4.00%, 9/25/44	28,015,905	26,975,643
Trust 2005-W1 1A3, 7.00%, 10/25/44	1,997,947	2,031,271
Trust 2014-61 ZV, 3.00%, 10/25/44	37,107,307	33,829,010
Trust 2014-68 MZ, 3.00%, 11/25/44	46,946,651	42,858,926
Trust 2014-81 ZC, 3.00%, 12/25/44	11,515,225	10,563,936
Trust 2001-79 BA, 7.00%, 3/25/45	109,734	111,486
Trust 2006-W1 1A1, 6.50%, 12/25/45	80,914	83,043
Trust 2006-W1 1A2, 7.00%, 12/25/45	497,419	515,371
Trust 2006-W1 1A3, 7.50%, 12/25/45	7,348	7,585
Trust 2006-W1 1A4, 8.00%, 12/25/45	427,629	442,876
Trust 2007-W10 1A, 5.975%, 8/25/47(c)	1,759,795	1,810,228
Trust 2007-W10 2A, 6.165%, 8/25/47(c)	501,066	517,558
Trust 2018-28 PT, 3.50%, 5/25/48	4,097,798	3,784,360
Trust 2018-55 MY, 3.50%, 8/25/48	4,077,006	3,683,893
United States 30 Day Average SOFR
+0.9%, Trust 2025-89 FB, 5.272%, 10/25/55	31,881,934	31,847,954
+0.9%, Trust 2025-85 FH, 5.263%, 10/25/55	50,195,950	50,294,756
+0.9%, Trust 2025-89 FP, 5.27%, 10/25/55	78,658,308	78,707,469
+0.664%, Trust 2013-98 FA, 5.021%, 9/25/43	7,737,019	7,648,198
+0.514%, Trust 2004-W14 1AF, 4.871%, 7/25/44	578,241	552,551
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	24,756	25,924
Series 3312 AB, 6.50%, 6/15/32	575,336	600,949
Series T-41 2A, 4.633%, 7/25/32(c)	83,910	78,923
Series 2587 ZU, 5.50%, 3/15/33	852,561	877,063
Series 2610 UA, 4.00%, 5/15/33	388,117	379,043
Series T-48 1A, 4.345%, 7/25/33(c)	1,078,762	1,042,496
Series 2708 ZD, 5.50%, 11/15/33	3,035,439	3,160,830
Series 3204 ZM, 5.00%, 8/15/34	1,518,969	1,556,343
Series 3330 GZ, 5.50%, 6/15/37	256,779	266,486
Series 3427 Z, 5.00%, 3/15/38	729,646	750,036
Series 4197 LZ, 4.00%, 4/15/43	9,803,015	9,573,040
3 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
Series 4215 LZ, 3.50%, 6/15/43	$27,469,612	$25,987,866
Series T-51 1A, 6.50%, 9/25/43(c)	33,802	35,130
Series T-59 1A1, 6.50%, 10/25/43	2,310,915	2,376,673
Series 4283 DW, 4.50%, 12/15/43(c)	16,221,658	16,173,058
Series 4283 EW, 4.50%, 12/15/43(c)	9,975,963	10,037,111
Series 4281 BC, 4.50%, 12/15/43(c)	27,255,238	27,398,707
Series 4291 KZ, 3.00%, 1/15/44	12,384,930	11,402,653
Series 4319 MA, 4.50%, 3/15/44(c)	5,487,562	5,516,436
Series 4358 Z, 3.00%, 6/15/44	18,054,704	16,574,874
Series 4375 MZ, 3.50%, 8/15/44	17,406,411	16,456,508
Series 4385 EZ, 3.00%, 9/15/44	38,294,349	34,103,300
Series 4422 GZ, 3.00%, 12/15/44	10,873,226	9,982,816
Series 4438 ZP, 3.50%, 2/15/45	5,915,162	5,481,927
Series 4434 LZ, 3.00%, 2/15/45	37,484,960	33,316,741
Series 4616 ZD, 2.50%, 9/15/46	21,068,829	18,362,070
Series 4640 DZ, 3.00%, 12/15/46	27,028,664	24,487,796
Series 4653 PZ, 3.50%, 2/15/47	19,244,898	17,646,031
Series 4680 GZ, 3.50%, 3/15/47	14,345,372	13,261,851
Series 4700 KZ, 3.50%, 7/15/47	2,677,028	2,466,393
Series 4722 CZ, 3.50%, 9/15/47	10,387,083	9,689,173
Series 4818 ZB, 4.00%, 8/15/48	9,764,659	9,220,045
Series 5020 GT, 3.50%, 10/25/50	11,945,206	10,503,442
Series 5595 PF, 5.29%, 11/1/55(c)	35,437,189	35,445,481
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	8,062,766	7,790,786
Ginnie Mae
Series 2010-115 Z, 4.50%, 9/20/40	5,870,200	5,888,384
Series 2014-184 GZ, 3.50%, 12/20/44	5,203,219	4,904,542
Series 2015-24 Z, 3.50%, 2/20/45	14,542,942	13,721,888
Series 2015-69 DZ, 3.50%, 5/20/45	3,497,587	3,306,494
Series 2015-69 KZ, 3.50%, 5/20/45	11,416,588	10,792,836
CME Term SOFR 1 Month
+0.714%, Series 2018-H20 FA, 5.066%, 12/20/68	24,209,027	24,042,481
+1.364%, Series 2020-H21 FL, 5.716%, 12/20/70	16,247,573	16,546,305
+0.764%, Series 2014-H21 FA, 5.116%, 10/20/64	2,089,479	2,090,748
+0.744%, Series 2015-H10 FB, 5.096%, 4/20/65	2,924,900	2,925,115
+0.714%, Series 2015-H18 FB, 5.066%, 7/20/65	1,361,237	1,360,991
+0.714%, Series 2015-H19 FK, 5.066%, 8/20/65	1,510,263	1,509,397
+0.734%, Series 2015-H23 FA, 5.086%, 9/20/65	452,175	452,212
+0.864%, Series 2016-H02 FB, 5.216%, 11/20/65	5,072,744	5,081,103
+1.014%, Series 2016-H09 FM, 5.366%, 3/20/66	3,720,365	3,734,051
+1.014%, Series 2016-H09 FH, 5.366%, 4/20/66	4,888,241	4,906,108
+0.894%, Series 2016-H19 FA, 5.246%, 9/20/66	1,756,516	1,760,196
+0.864%, Series 2016-H23 F, 5.216%, 10/20/66	10,101,228	10,118,450
+0.914%, Series 2016-H24 FB, 5.266%, 11/20/66	5,669,655	5,683,097
+0.924%, Series 2017-H02 GF, 5.276%, 12/20/66	2,405,736	2,411,941
+0.684%, Series 2017-H17 FB, 5.036%, 9/20/67	9,996,221	10,007,734

	Par Value	Value
+0.614%, Series 2018-H20 FB, 4.966%, 6/20/68	$12,640,841	$12,613,771
+0.614%, Series 2018-H20 FE, 4.966%, 11/20/68	12,174,281	12,150,412
+0.714%, Series 2019-H15 F, 5.066%, 9/20/69	18,907,233	18,786,874
+0.714%, Series 2019-H18 LF, 5.066%, 11/20/69	16,995,343	16,945,525
+0.764%, Series 2019-H18 F, 5.116%, 11/20/69	20,135,141	20,109,942
+0.764%, Series 2019-H17 FB, 5.116%, 11/20/69	62,813,869	62,512,350
+0.764%, Series 2019-H20 AF, 5.116%, 11/20/69	12,536,342	12,476,644
+0.664%, Series 2020-H06 FA, 5.016%, 3/20/70	59,418,984	58,895,146
+0.964%, Series 2021-H16 HF, 5.316%, 9/20/71	6,061,063	6,087,549
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.939%, 2/20/67	15,111,187	15,089,568
+0.5%, Series 2022-H04 GF, 4.889%, 2/20/67	17,227,289	17,184,877
+0.5%, Series 2022-H07 FB, 4.889%, 1/20/68	71,574,512	71,418,437
+0.3%, Series 2022-H06 FA, 4.689%, 2/20/68	85,918,285	85,474,310
+0.5%, Series 2022-H07 AF, 4.889%, 2/20/68	24,198,510	24,130,244
+0.5%, Series 2022-H07 BF, 4.889%, 2/20/68	93,804,832	93,524,261
+0.5%, Series 2022-H07 FH, 4.889%, 6/20/68	5,390,326	5,358,898
+0.41%, Series 2022-H06 FC, 4.799%, 8/20/68	48,563,927	48,192,486
+1.3%, Series 2023-H08 EF, 5.689%, 7/20/71	63,868,057	64,709,276
+1.02%, Series 2023-H08 FE, 5.409%, 8/20/71	40,152,398	40,398,147
+1%, Series 2022-H20 FB, 5.389%, 8/20/71	37,548,908	37,728,238
+1.45%, Series 2021-H12 EF, 5.839%, 8/20/71	38,181,043	38,980,807
+0.7%, Series 2021-H17 FA, 5.089%, 11/20/71	30,574,487	30,443,130
+0.82%, Series 2021-H19 FM, 5.209%, 12/20/71	35,743,918	35,718,729
+0.8%, Series 2022-H08 FL, 5.145%, 12/20/71	91,107,271	91,016,501
+0.8%, Series 2022-H02 FC, 5.189%, 1/20/72	109,380,580	109,605,488
+0.35%, Series 2022-H01 FA, 4.739%, 1/20/72	47,886,431	47,032,319
+0.82%, Series 2022-H04 HF, 5.209%, 2/20/72	164,136,654	164,104,795
+0.75%, Series 2022-H07 F, 5.139%, 2/20/72	22,396,832	22,410,317
+0.75%, Series 2022-H08 FE, 5.095%, 3/20/72	50,947,570	50,751,951
+0.74%, Series 2022-H09 FC, 5.129%, 4/20/72	64,818,650	64,516,096
+1%, Series 2022-H11 FG, 5.389%, 4/20/72	16,950,868	17,037,661
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
+0.95%, Series 2022-H10 FA, 5.339%, 5/20/72	$101,853,223	$102,165,994
+0.95%, Series 2022-H11 AF, 5.339%, 5/20/72	18,703,005	18,763,049
+0.9%, Series 2022-H11 F, 5.289%, 5/20/72	176,324,241	176,550,905
+0.97%, Series 2022-H11 EF, 5.359%, 5/20/72	41,717,820	41,895,391
+0.95%, Series 2022-H12 FA, 5.339%, 6/20/72	243,933,593	244,673,297
+1.1%, Series 2022-H23 FA, 5.489%, 10/20/72	226,305,210	229,533,114
+1.63%, Series 2023-H08 FG, 6.019%, 2/20/73	28,857,450	29,567,462
+1.42%, Series 2023-H13 FJ, 5.809%, 2/20/73	56,418,554	57,554,671
+1.1%, Series 2023-H08 FD, 5.489%, 3/20/73	138,693,408	139,936,975
+1.35%, Series 2023-H23 FH, 5.739%, 9/20/73	74,611,147	75,919,969
+2.1%, Series 2023-H23 DF, 6.489%, 9/20/73	70,284,037	72,718,466
CME Term SOFR 12 Month
+1.015%, Series 2016-H21 CF, 5.077%, 9/20/66	3,734,716	3,768,142
+0.995%, Series 2016-H27 BF, 5.186%, 12/20/66	6,990,452	7,034,917
+1.015%, Series 2017-H02 BF, 5.249%, 1/20/67	23,032,241	23,184,447
+1.025%, Series 2017-H02 FP, 5.259%, 1/20/67	9,476,083	9,541,468
+1.015%, Series 2017-H03 F, 5.249%, 1/20/67	22,234,550	22,390,794
+0.965%, Series 2017-H08 FG, 5.124%, 2/20/67	6,470,572	6,517,174
+0.915%, Series 2017-H07 FQ, 5.074%, 3/20/67	775,773	780,071
+1.015%, Series 2017-H10 FA, 5.142%, 4/20/67	6,891,891	6,943,446
+0.915%, Series 2017-H12 FQ, 4.875%, 5/20/67	11,378,672	11,442,800
+1.015%, Series 2017-H11 FB, 4.975%, 5/20/67	5,023,608	5,059,955
+0.915%, Series 2017-H13 FQ, 4.677%, 6/20/67	31,644,151	31,796,948
+1.015%, Series 2017-H14 FA, 4.777%, 6/20/67	5,662,668	5,693,685
+0.915%, Series 2017-H16 BF, 4.782%, 8/20/67	6,170,438	6,205,133
+0.985%, Series 2017-H17 FQ, 5.047%, 9/20/67	21,610,967	21,785,915
+0.965%, Series 2017-H18 GF, 5.027%, 9/20/67	5,762,796	5,809,250
+0.965%, Series 2017-H20 FB, 5.183%, 10/20/67	15,637,133	15,719,788
+0.945%, Series 2017-H20 BF, 5.163%, 10/20/67	53,233,250	53,504,186
+0.945%, Series 2017-H20 FG, 5.163%, 10/20/67	28,266,519	28,410,834
+0.935%, Series 2017-H21 FA, 5.153%, 10/20/67	7,996,101	8,035,155
+0.915%, Series 2017-H22 FK, 4.733%, 11/20/67	5,037,933	5,060,859

	Par Value	Value
+0.935%, Series 2017-H22 FH, 4.753%, 11/20/67	$7,267,274	$7,300,795
+0.935%, Series 2017-H22 FA, 4.753%, 11/20/67	54,019,673	54,283,063
+0.775%, Series 2018-H02 GF, 4.938%, 12/20/67	21,921,696	22,002,677
+0.895%, Series 2017-H25 CF, 5.086%, 12/20/67	14,364,513	14,437,916
+0.875%, Series 2017-H25 FE, 5.066%, 12/20/67	13,108,196	13,172,122
+0.865%, Series 2018-H01 FL, 5.099%, 12/20/67	14,616,703	14,691,160
+0.865%, Series 2018-H01 FE, 5.099%, 1/20/68	6,971,100	7,007,180
+0.795%, Series 2018-H02 FA, 4.958%, 1/20/68	12,727,438	12,779,403
+0.775%, Series 2018-H02 HF, 4.938%, 1/20/68	40,605,555	40,774,433
+0.815%, Series 2018-H03 FD, 4.978%, 2/20/68	33,789,885	33,827,473
+0.865%, Series 2018-H02 PF, 5.028%, 2/20/68	15,199,153	15,277,943
+0.815%, Series 2018-H02 FM, 4.978%, 2/20/68	20,733,526	20,805,710
+0.755%, Series 2018-H05 BF, 4.914%, 2/20/68	20,073,390	20,151,792
+0.785%, Series 2018-H05 FE, 4.944%, 2/20/68	20,757,827	20,848,107
+0.765%, Series 2018-H11 FA, 4.831%, 2/20/68	7,580,948	7,616,319
+0.765%, Series 2018-H04 FC, 4.924%, 2/20/68	1,357,436	1,363,129
+0.775%, Series 2018-H05 CF, 4.934%, 3/20/68	6,711,425	6,712,871
+0.765%, Series 2018-H06 AF, 4.892%, 3/20/68	16,458,805	16,527,042
+0.745%, Series 2018-H06 MF, 4.872%, 3/20/68	5,736,344	5,759,911
+0.755%, Series 2018-H04 FJ, 4.914%, 3/20/68	27,349,937	27,451,810
+0.755%, Series 2018-H04 FK, 4.914%, 3/20/68	14,149,917	14,148,273
+0.735%, Series 2018-H06 BF, 4.862%, 4/20/68	11,358,804	11,333,346
+0.765%, Series 2018-H06 EF, 4.892%, 4/20/68	17,490,193	17,478,155
+0.765%, Series 2018-H06 JF, 4.892%, 4/20/68	18,279,363	18,258,764
+0.755%, Series 2018-H07 FA, 4.715%, 5/20/68	18,141,233	18,105,766
+0.865%, Series 2018-H09 FC, 4.627%, 6/20/68	16,370,745	16,377,164
+0.965%, Series 2018-H10 FV, 5.031%, 7/20/68	18,211,959	18,316,443
+0.835%, Series 2018-H15 FK, 4.897%, 8/20/68	10,989,172	11,058,156
+0.815%, Series 2018-H17 DF, 4.933%, 10/20/68	28,059,354	28,125,008
+0.935%, Series 2018-H19 FG, 4.753%, 11/20/68	14,275,776	14,283,819
+1.015%, Series 2018-H19 FE, 4.833%, 11/20/68	11,399,557	11,467,780
+1.115%, Series 2019-H04 FE, 5.274%, 2/20/69	9,649,829	9,740,580
5 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
+1.115%, Series 2019-H16 FC, 5.333%, 10/20/69	$5,749,448	$5,790,076
+1.115%, Series 2019-H18 EF, 4.933%, 10/20/69	9,618,215	9,684,335
+1.215%, Series 2019-H17 FA, 5.033%, 11/20/69	28,813,665	29,125,812
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,219,272	1,224,467
		4,376,287,185
Federal Agency Mortgage Pass-Through: 40.8%
Fannie Mae, 15 Year
3.50%, 9/1/28 - 12/1/29	8,710,257	8,633,456
4.50%, 3/1/29	102,152	102,142
4.00%, 11/1/33	81,537,730	80,580,731
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	58,050,131	58,270,438
4.00%, 9/1/30 - 3/1/37	362,659,834	358,843,292
3.50%, 11/1/35 - 4/1/37	60,681,805	59,167,734
2.00%, 6/1/41 - 3/1/42	351,905,184	305,149,548
2.50%, 9/1/41 - 6/1/42	162,183,015	144,502,696
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	22,195,062	23,054,190
7.00%, 4/1/32 - 2/1/39	2,086,080	2,225,093
6.50%, 12/1/32 - 8/1/39	9,933,916	10,485,819
5.50%, 2/1/33 - 11/1/39	33,389,773	34,368,560
4.50%, 11/1/35 - 2/1/55	2,263,082,765	2,212,626,456
5.00%, 7/1/37 - 3/1/49	25,031,031	25,300,288
4.00%, 10/1/40 - 7/1/53	1,619,231,344	1,532,492,677
3.50%, 2/1/48 - 12/1/53	3,104,167,895	2,847,464,682
3.00%, 3/1/50 - 5/1/52	297,814,624	264,826,698
2.50%, 6/1/50 - 4/1/52	3,000,214,708	2,566,950,954
2.00%, 6/1/50 - 1/1/52	2,308,564,010	1,887,640,262
3.50%, 1/1/51	579,795,983	535,616,798
3.50%, 5/1/52	3,164,568,495	2,896,398,530
3.50%, 6/1/52	819,658,882	750,201,087
3.50%, 7/1/52	1,005,095,561	919,923,130
4.00%, 9/1/52	720,499,524	681,509,880
3.50%, 9/1/52	397,350,719	363,615,337
4.50%, 9/1/52	418,967,703	408,309,617
4.00%, 10/1/52	575,039,070	543,529,838
4.50%, 2/1/54	1,206,822,874	1,173,244,331
4.50%, 12/1/54	821,102,338	796,649,229
4.50%, 9/1/55	379,927,463	368,612,805
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	49,546,031	48,498,750
4.00%, 6/1/56	22,565,253	21,316,815
2.50%, 3/1/62	123,065,564	100,360,328
Fannie Mae, Hybrid ARM
6.489%, 10/1/33(c)	204,663	210,029
6.511%, 7/1/34(c)	265,181	269,807
5.965%, 8/1/34(c)	331,873	336,059
6.60%, 9/1/34 - 11/1/44(c)	951,245	982,470
6.39%, 10/1/34 - 2/1/43(c)	852,331	875,278
6.646%, 1/1/35(c)	207,909	213,256
6.12%, 1/1/35(c)	255,720	257,370
6.235%, 4/1/35 - 7/1/47(c)	3,505,593	3,614,573
6.586%, 6/1/35(c)	119,593	122,430
6.424%, 7/1/35(c)	241,625	247,447
6.094%, 7/1/35(c)	126,659	128,344
6.136%, 7/1/35(c)	48,897	49,777
6.358%, 7/1/35(c)	55,695	56,425
6.509%, 8/1/35(c)	240,887	247,328
6.125%, 8/1/35(c)	404,130	411,182
6.044%, 8/1/35(c)	205,419	207,712

	Par Value	Value
6.517%, 9/1/35(c)	$66,898	$68,340
6.743%, 10/1/35(c)	313,636	320,735
7.248%, 10/1/35(c)	155,748	159,893
6.195%, 11/1/35(c)	260,194	267,363
6.576%, 1/1/36(c)	562,054	577,821
6.719%, 1/1/36(c)	314,030	320,241
6.585%, 1/1/36 - 11/1/42(c)	2,229,969	2,300,945
6.537%, 11/1/36(c)	351,622	359,772
6.25%, 12/1/36 - 12/1/44(c)	2,312,856	2,380,806
7.00%, 12/1/36(c)	172,620	178,266
6.552%, 1/1/37(c)	411,849	422,353
6.915%, 2/1/37 - 10/1/44(c)	1,218,353	1,257,122
6.975%, 4/1/37(c)	134,356	136,206
6.587%, 8/1/37(c)	20,030	20,603
6.323%, 11/1/37(c)	186,868	189,390
6.791%, 5/1/38(c)	375,989	387,343
6.618%, 5/1/38(c)	18,638,089	19,310,758
6.636%, 9/1/38(c)	27,287	27,967
6.284%, 10/1/38(c)	707,880	728,486
7.271%, 10/1/38(c)	127,614	131,457
6.635%, 10/1/38(c)	145,597	148,769
6.408%, 6/1/39(c)	74,291	76,441
6.714%, 12/1/39(c)	185,111	189,680
6.713%, 4/1/42(c)	1,115,002	1,157,661
6.42%, 9/1/42(c)	210,753	216,039
6.215%, 12/1/42 - 7/1/44(c)	2,340,741	2,416,346
6.608%, 2/1/43(c)	295,147	304,845
6.31%, 5/1/43(c)	261,242	270,703
6.22%, 6/1/43 - 9/1/43(c)	356,257	363,252
6.763%, 9/1/43(c)	738,525	762,339
6.94%, 9/1/43(c)	114,242	117,347
6.477%, 10/1/43(c)	2,819,844	2,921,585
6.609%, 11/1/43(c)	1,577,884	1,625,148
6.397%, 11/1/43(c)	1,753,472	1,810,329
6.325%, 12/1/43(c)	413,996	425,905
6.425%, 2/1/44(c)	84,463	86,357
6.505%, 2/1/44(c)	1,039,103	1,075,150
6.562%, 2/1/44(c)	706,024	731,164
6.538%, 4/1/44(c)	1,013,768	1,046,911
6.526%, 4/1/44(c)	395,906	406,957
6.59%, 4/1/44(c)	962,354	994,681
6.497%, 4/1/44(c)	1,942,984	2,007,107
6.555%, 4/1/44(c)	2,889,864	3,003,087
6.542%, 5/1/44(c)	832,017	859,337
6.41%, 5/1/44(c)	3,437,229	3,551,772
6.224%, 7/1/44(c)	136,308	138,021
6.304%, 7/1/44 - 8/1/45(c)	1,641,288	1,694,231
6.237%, 7/1/44(c)	1,110,098	1,144,422
6.233%, 7/1/44(c)	1,023,748	1,056,349
6.34%, 7/1/44 - 8/1/47(c)	1,162,571	1,199,404
6.223%, 8/1/44(c)	1,123,994	1,159,481
6.307%, 8/1/44(c)	2,322,075	2,397,314
6.298%, 8/1/44(c)	950,601	981,260
6.33%, 8/1/44 - 9/1/44(c)	1,587,268	1,641,955
6.36%, 9/1/44 - 8/1/47(c)	1,702,344	1,757,820
6.549%, 9/1/44(c)	2,365,556	2,456,306
6.751%, 9/1/44(c)	274,147	282,508
6.515%, 9/1/44(c)	526,030	541,215
7.09%, 9/1/44(c)	153,804	157,857
6.945%, 10/1/44(c)	1,263,618	1,304,889
6.57%, 10/1/44 - 10/1/44(c)	374,241	383,145
6.65%, 10/1/44(c)	1,259,913	1,299,757
6.472%, 10/1/44(c)	2,698,579	2,786,581
6.67%, 10/1/44(c)	1,102,199	1,137,335
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
6.703%, 10/1/44(c)	$2,601,195	$2,683,563
6.58%, 10/1/44 - 4/1/46(c)	292,622	298,997
6.901%, 10/1/44(c)	967,552	1,001,155
7.077%, 10/1/44(c)	900,870	933,068
6.95%, 10/1/44(c)	1,822,640	1,883,979
6.694%, 11/1/44(c)	990,765	1,022,407
6.545%, 11/1/44 - 10/1/45(c)	3,812,710	3,930,227
6.459%, 11/1/44(c)	2,820,513	2,907,439
7.08%, 11/1/44(c)	166,133	170,610
6.383%, 11/1/44(c)	285,882	292,393
6.455%, 12/1/44(c)	199,216	205,746
6.454%, 12/1/44(c)	310,141	319,848
6.234%, 12/1/44(c)	134,134	137,371
6.315%, 12/1/44(c)	1,202,879	1,240,499
6.465%, 12/1/44 - 3/1/45(c)	1,120,798	1,152,741
6.556%, 1/1/45(c)	1,093,637	1,127,374
6.499%, 2/1/45(c)	1,154,159	1,190,585
6.444%, 3/1/45(c)	14,856,764	15,332,002
6.46%, 4/1/45(c)	4,193,725	4,336,695
6.572%, 4/1/45(c)	481,513	497,337
6.299%, 8/1/45(c)	1,026,655	1,058,422
6.361%, 11/1/45(c)	1,808,895	1,867,100
6.48%, 4/1/46(c)	3,940,780	4,064,969
6.603%, 4/1/46(c)	1,147,869	1,184,964
6.61%, 4/1/46 - 1/1/48(c)	1,018,626	1,049,658
6.575%, 5/1/46(c)	572,219	590,589
6.471%, 6/1/46(c)	229,629	236,974
6.524%, 7/1/46(c)	85,214	87,246
6.379%, 12/1/46(c)	973,665	1,000,258
6.30%, 6/1/47(c)	1,044,155	1,076,178
6.276%, 6/1/47(c)	1,052,680	1,087,449
6.357%, 8/1/47(c)	1,548,561	1,599,700
6.568%, 10/1/47(c)	937,261	966,968
6.378%, 11/1/47(c)	349,031	359,348
6.53%, 11/1/47(c)	1,279,103	1,316,702
3.884%, 3/1/48(c)	1,587,288	1,592,450
6.579%, 4/1/48(c)	922,793	951,643
6.529%, 5/1/48(c)	7,558,808	7,797,674
6.37%, 8/1/48(c)	712,314	735,350
5.024%, 10/1/48(c)	1,188,874	1,226,511
6.172%, 11/1/48(c)	1,112,605	1,147,161
5.06%, 4/1/49(c)	764,141	786,778
4.181%, 8/1/49(c)	4,757,944	4,891,817
3.634%, 8/1/49(c)	9,716,590	9,539,513
3.758%, 8/1/49(c)	2,223,705	2,282,459
3.336%, 9/1/49(c)	7,175,516	6,956,574
5.171%, 9/1/49(c)	9,977,522	10,084,702
3.327%, 10/1/49(c)	1,344,332	1,367,108
2.659%, 1/1/50(c)	1,937,307	1,925,060
2.165%, 12/1/50(c)	20,757,889	19,213,970
2.033%, 5/1/52(c)	132,013,919	120,085,932
4.693%, 4/1/53(c)	34,300,873	34,498,623
4.492%, 7/1/53(c)	32,786,362	32,596,230
4.261%, 7/1/53(c)	4,561,235	4,497,351
5.093%, 6/1/55(c)	24,151,971	24,325,337
Freddie Mac, Hybrid ARM
6.804%, 9/1/33(c)	778,549	796,547
6.50%, 2/1/34 - 2/1/35(c)	912,644	937,129
6.544%, 8/1/34(c)	149,371	154,226
6.527%, 11/1/34(c)	334,751	343,900
6.51%, 1/1/35(c)	46,699	47,405
6.654%, 3/1/35(c)	184,182	190,447
6.375%, 4/1/35(c)	62,830	64,319
6.736%, 8/1/35(c)	183,556	188,026

	Par Value	Value
6.62%, 8/1/35(c)	$573,950	$590,189
6.84%, 9/1/35(c)	321,263	328,780
6.298%, 10/1/35(c)	265,295	269,811
6.552%, 1/1/36(c)	505,767	523,589
6.075%, 1/1/36(c)	458,476	462,730
6.38%, 1/1/36 - 8/1/47(c)	1,405,270	1,446,524
6.815%, 4/1/36(c)	458,329	474,194
6.212%, 8/1/36(c)	453,654	458,450
6.496%, 12/1/36(c)	261,415	266,758
6.672%, 1/1/37(c)	292,967	299,598
6.476%, 3/1/37(c)	495,508	507,386
6.57%, 4/1/37(c)	307,925	313,756
6.48%, 4/1/37(c)	315,616	325,088
6.625%, 5/1/37 - 11/1/44(c)	781,349	805,015
6.35%, 7/1/37(c)	842,158	868,497
6.999%, 1/1/38(c)	119,410	123,229
6.655%, 2/1/38(c)	157,759	159,228
6.747%, 4/1/38(c)	42,559	43,451
6.73%, 4/1/38(c)	562,798	581,155
6.934%, 5/1/38(c)	109,092	112,168
6.427%, 6/1/38(c)	265,894	270,967
6.53%, 10/1/38(c)	61,204	62,022
6.83%, 10/1/38(c)	478,484	491,140
6.576%, 11/1/39(c)	142,640	145,181
6.626%, 7/1/43(c)	126,177	129,962
6.577%, 8/1/43(c)	2,344,684	2,430,584
6.449%, 10/1/43 - 11/1/44(c)	1,217,325	1,255,630
6.753%, 1/1/44(c)	843,773	870,895
6.61%, 1/1/44(c)	535,848	551,241
6.495%, 2/1/44(c)	2,021,699	2,090,373
6.633%, 4/1/44(c)	665,654	689,995
6.627%, 4/1/44(c)	542,049	557,314
6.575%, 5/1/44(c)	12,568,417	12,986,545
6.631%, 6/1/44(c)	1,301,869	1,342,101
6.37%, 6/1/44(c)	425,480	437,011
6.272%, 7/1/44(c)	788,170	810,689
6.255%, 7/1/44 - 6/1/45(c)	722,769	740,901
6.245%, 8/1/44 - 12/1/44(c)	588,978	602,316
6.518%, 8/1/44(c)	1,367,292	1,412,569
6.36%, 8/1/44(c)	896,902	927,455
6.308%, 9/1/44(c)	535,781	549,630
6.768%, 9/1/44(c)	998,990	1,030,214
6.78%, 9/1/44(c)	671,694	690,416
7.056%, 10/1/44(c)	1,706,219	1,755,565
7.025%, 10/1/44(c)	482,110	496,157
6.75%, 10/1/44(c)	1,682,588	1,731,001
6.762%, 10/1/44(c)	2,178,192	2,243,275
6.705%, 10/1/44(c)	1,634,917	1,682,669
6.512%, 11/1/44(c)	607,014	627,314
6.675%, 11/1/44(c)	1,198,349	1,234,184
6.378%, 11/1/44(c)	1,054,976	1,086,371
7.017%, 11/1/44(c)	1,698,172	1,748,580
6.774%, 11/1/44(c)	1,793,449	1,846,862
6.478%, 11/1/44(c)	2,803,678	2,885,578
6.28%, 11/1/44(c)	1,325,992	1,362,977
6.65%, 11/1/44(c)	2,752,969	2,835,883
6.411%, 11/1/44(c)	1,061,487	1,091,648
6.321%, 12/1/44(c)	1,570,324	1,616,565
6.385%, 12/1/44(c)	2,082,371	2,144,073
6.329%, 12/1/44(c)	1,498,511	1,540,452
6.482%, 1/1/45(c)	1,720,297	1,768,709
6.468%, 1/1/45(c)	472,209	486,271
6.416%, 1/1/45(c)	1,115,811	1,149,458
6.60%, 1/1/45 - 5/1/45(c)	3,592,069	3,704,694
7 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
6.484%, 1/1/45(c)	$1,482,486	$1,528,624
6.587%, 2/1/45(c)	1,037,025	1,070,846
6.403%, 4/1/45(c)	654,823	676,954
6.316%, 8/1/45(c)	3,203,893	3,300,351
6.368%, 8/1/45 - 9/1/46(c)	2,994,111	3,088,923
6.356%, 9/1/45(c)	781,997	804,526
6.43%, 5/1/46(c)	1,207,844	1,244,404
6.529%, 5/1/46(c)	12,686,499	13,071,088
6.508%, 7/1/46(c)	1,176,373	1,212,301
6.286%, 6/1/47(c)	396,536	405,720
7.14%, 10/1/47(c)	137,472	140,865
3.268%, 1/1/49(c)	48,583,189	47,496,847
4.61%, 2/1/49(c)	2,177,783	2,261,766
2.285%, 9/1/50(c)	21,843,028	20,357,371
2.179%, 11/1/50(c)	56,443,512	52,058,191
2.363%, 12/1/50(c)	61,641,071	57,195,822
1.852%, 8/1/51(c)	172,506,384	163,256,951
1.968%, 4/1/52(c)	87,882,777	79,048,387
2.301%, 5/1/52(c)	31,406,644	28,543,593
2.024%, 5/1/52(c)	84,800,922	76,699,582
3.339%, 6/1/52(c)	11,356,524	10,786,136
3.901%, 7/1/52(c)	6,860,578	6,755,002
4.066%, 9/1/52(c)	27,337,428	26,807,413
4.178%, 9/1/52(c)	39,190,036	38,890,068
4.115%, 10/1/52(c)	49,778,478	48,878,007
4.132%, 1/1/53(c)	167,189,518	165,573,578
4.522%, 4/1/53(c)	43,685,875	43,313,567
4.517%, 6/1/53(c)	29,617,248	29,348,027
4.606%, 8/1/53(c)	23,357,402	23,208,257
4.771%, 8/1/53(c)	32,918,107	32,849,675
3.946%, 6/1/55(c)	45,249,093	44,226,239
Freddie Mac Gold, 15 Year
4.50%, 6/1/26	5,958	5,957
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	67,380	69,597
4.50%, 5/1/30 - 1/1/34	16,395,612	16,499,918
4.00%, 9/1/31 - 10/1/35	98,158,545	97,281,423
3.50%, 7/1/35 - 1/1/36	36,790,953	35,744,752
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	513,522	538,456
6.50%, 12/1/32 - 10/1/38	2,687,844	2,813,471
6.00%, 12/1/33 - 2/1/39	4,150,412	4,360,158
5.50%, 3/1/34 - 12/1/38	12,497,856	12,963,736
4.50%, 3/1/39 - 10/1/47	283,386,954	282,035,746
4.00%, 11/1/45 - 11/1/47	67,448,507	64,904,890
3.50%, 2/1/48	29,545,398	27,185,214
Freddie Mac Pool, 20 Year
2.50%, 10/1/41 - 3/1/42	98,961,738	88,398,407
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	2,929	3,162
4.50%, 7/1/42 - 9/1/55	1,977,322,797	1,922,173,483
2.50%, 5/1/50 - 5/1/52	2,016,129,412	1,723,056,097
2.00%, 6/1/50 - 12/1/50	1,498,704,417	1,225,502,892
3.00%, 6/1/50 - 1/1/52	245,099,908	217,917,927
2.00%, 12/1/50	492,215,322	403,118,299
2.00%, 12/1/50	571,867,920	468,806,009
3.50%, 2/1/52 - 8/1/53	2,059,634,697	1,889,366,742
3.50%, 5/1/52	1,669,784,943	1,528,286,716
3.50%, 6/1/52	665,939,260	609,505,789
4.00%, 6/1/52 - 4/1/53	1,460,152,082	1,379,129,764
3.50%, 7/1/52	801,751,630	733,809,546
3.50%, 9/1/52	568,967,510	520,720,755
4.00%, 9/1/52	917,495,825	867,845,897
4.50%, 9/1/52	414,253,855	403,972,248

	Par Value	Value
4.00%, 10/1/52	$1,319,157,840	$1,246,143,759
4.50%, 11/1/52	520,449,500	507,102,666
4.50%, 1/1/54	933,925,314	908,429,965
4.50%, 12/1/54	610,646,858	592,461,166
Ginnie Mae, 20 Year
4.00%, 1/20/35	1,540,520	1,519,884
Ginnie Mae, 30 Year
7.00%, 5/15/28	1,584	1,585
		41,346,619,300
		45,722,906,485
		53,704,257,809
Corporate: 27.2%
Financials: 12.2%
Bank of America Corp.
4.25%, 10/22/26	159,829,000	160,041,211
3.593%, 7/21/28(d)	39,225,000	38,865,406
4.948%, 7/22/28(d)	34,480,000	34,976,377
6.204%, 11/10/28(d)	42,885,000	44,690,422
3.419%, 12/20/28(d)	82,224,000	80,969,521
4.979%, 1/24/29(d)	121,005,000	123,241,671
5.202%, 4/25/29(d)	24,930,000	25,554,824
4.623%, 5/9/29(d)	125,490,000	127,044,709
2.496%, 2/13/31(d)	85,980,000	79,574,789
2.572%, 10/20/32(d)	19,411,000	17,397,340
5.015%, 7/22/33(d)	16,565,000	16,925,573
5.288%, 4/25/34(d)	24,795,000	25,653,394
3.846%, 3/8/37(d)	420,071,000	392,467,572
Barclays PLC (United Kingdom)
5.20%, 5/12/26	55,538,000	55,802,077
5.829%, 5/9/27(d)	132,870,000	134,043,819
5.674%, 3/12/28(d)	35,000,000	35,680,696
4.836%, 5/9/28	100,074,000	100,627,818
5.501%, 8/9/28(d)	72,215,000	73,766,900
6.49%, 9/13/29(d)	73,380,000	77,720,423
5.69%, 3/12/30(d)	55,000,000	57,144,889
5.088%, 6/20/30(d)	95,044,000	96,318,512
3.564%, 9/23/35(d)	21,975,000	20,546,111
BNP Paribas SA (France)
4.375%, 5/12/26(b)	159,599,000	159,297,889
4.625%, 3/13/27(b)	292,220,000	293,285,291
2.591%, 1/20/28(b)(d)	52,976,000	51,832,520
5.497%, 5/20/30(b)(d)	10,000,000	10,340,771
5.085%, 5/9/31(b)(d)	117,333,000	119,574,985
2.871%, 4/19/32(b)(d)	24,300,000	22,075,973
5.786%, 1/13/33(b)(d)	190,725,000	200,170,570
2.588%, 8/12/35(b)(d)	33,275,000	29,826,169
5.906%, 11/19/35(b)(d)	37,450,000	38,805,935
Boston Properties, Inc.
3.65%, 2/1/26	45,870,000	45,730,538
6.75%, 12/1/27	28,600,000	29,998,644
4.50%, 12/1/28	105,172,000	105,100,377
3.40%, 6/21/29	96,153,000	92,282,512
2.90%, 3/15/30	67,330,000	62,503,423
3.25%, 1/30/31	253,569,000	235,797,449
6.50%, 1/15/34	110,743,000	119,433,917
Capital One Financial Corp.
3.75%, 7/28/26	11,785,000	11,737,805
4.927%, 5/10/28(d)	93,637,000	94,601,370
6.312%, 6/8/29(d)	71,854,000	75,375,712
5.70%, 2/1/30(d)	36,495,000	37,889,659
5.463%, 7/26/30(d)	92,110,000	95,356,965
7.624%, 10/30/31(d)	108,529,000	122,745,492
Citigroup, Inc.
4.45%, 9/29/27	45,814,000	46,000,477
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 8

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
4.412%, 3/31/31(d)	$88,110,000	$87,961,525
6.174%, 5/25/34(d)	95,165,000	101,256,845
United States 90 Day Average SOFR
+6.63%, 10.942%, 10/30/40(e)	419,908,075	506,409,138
Elevance Health, Inc.
4.50%, 10/30/26	24,930,000	25,032,356
5.15%, 6/15/29	22,784,000	23,441,006
2.875%, 9/15/29	6,837,000	6,492,763
4.75%, 2/15/30	148,020,000	150,530,625
2.25%, 5/15/30	56,601,000	51,662,842
HSBC Holdings PLC (United Kingdom)
4.755%, 6/9/28(d)	23,650,000	23,847,115
5.21%, 8/11/28(d)	20,125,000	20,468,729
4.95%, 3/31/30	63,558,000	65,184,839
3.973%, 5/22/30(d)	19,800,000	19,500,241
5.24%, 5/13/31(d)	141,450,000	145,559,227
2.848%, 6/4/31(d)	106,915,000	99,409,777
2.357%, 8/18/31(d)	32,125,000	29,075,902
4.762%, 3/29/33(d)	199,080,000	198,140,609
8.113%, 11/3/33(d)	164,826,000	193,300,788
6.547%, 6/20/34(d)	19,964,000	21,549,401
7.399%, 11/13/34(d)	29,200,000	33,232,291
6.50%, 5/2/36	221,642,000	244,499,150
6.50%, 9/15/37	187,437,000	204,178,117
6.80%, 6/1/38	10,598,000	11,963,266
JPMorgan Chase & Co.
4.125%, 12/15/26	115,262,000	115,328,575
4.25%, 10/1/27	129,735,000	130,605,321
5.04%, 1/23/28(d)	46,275,000	46,799,846
4.505%, 10/22/28(d)	86,620,000	87,360,088
8.75%, 9/1/30(e)	80,937,000	96,081,536
2.739%, 10/15/30(d)	9,865,000	9,316,505
4.493%, 3/24/31(d)	361,825,000	365,221,683
2.522%, 4/22/31(d)	66,910,000	62,061,041
2.956%, 5/13/31(d)	167,788,000	157,363,957
4.586%, 4/26/33(d)	47,980,000	48,129,394
5.717%, 9/14/33(d)	74,894,000	79,202,343
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	115,565,000	115,587,253
4.65%, 3/24/26	163,010,000	163,124,296
3.75%, 3/18/28(d)	102,790,000	102,091,617
4.818%, 6/13/29(d)	104,890,000	106,354,163
5.721%, 6/5/30(d)	125,347,000	131,095,376
7.953%, 11/15/33(d)	153,426,000	178,653,711
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	249,242,000	244,527,966
4.892%, 5/18/29(d)	12,550,000	12,747,214
5.808%, 9/13/29(d)	157,335,000	164,046,995
6.016%, 3/2/34(d)	70,360,000	75,516,229
6.475%, 6/1/34(d)	129,970,000	136,712,459
3.032%, 11/28/35(d)	38,731,000	35,424,043
The Charles Schwab Corp.
5.643%, 5/19/29(d)	106,172,000	110,258,984
6.196%, 11/17/29(d)	178,554,000	189,495,582
5.853%, 5/19/34(d)	35,715,000	38,223,415
6.136%, 8/24/34(d)	80,185,000	87,344,651
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	342,915,000	340,343,182
4.937%, 4/23/28(d)	113,920,000	115,253,626
5.727%, 4/25/30(d)	65,520,000	68,549,789
4.692%, 10/23/30(d)	45,824,000	46,408,012
5.218%, 4/23/31(d)	109,250,000	112,976,046
UBS Group AG (Switzerland)

	Par Value	Value
6.327%, 12/22/27(b)(d)	$46,075,000	$47,230,894
6.246%, 9/22/29(b)(d)	39,775,000	41,964,346
5.617%, 9/13/30(b)(d)	96,755,000	101,052,864
4.194%, 4/1/31(b)(d)	22,300,000	22,046,761
6.537%, 8/12/33(b)(d)	32,787,000	36,166,807
5.959%, 1/12/34(b)(d)	324,377,000	346,989,869
6.301%, 9/22/34(b)(d)	68,310,000	74,586,067
5.58%, 5/9/36(b)(d)	97,025,000	100,994,058
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	366,046,400	390,916,361
5.459%, 6/30/35(b)(d)	265,326,000	267,493,873
Unum Group
7.25%, 3/15/28	18,534,000	19,676,529
6.75%, 12/15/28	7,997,000	8,488,555
Wells Fargo & Co.
4.10%, 6/3/26	127,795,000	127,694,531
4.30%, 7/22/27	156,500,000	157,051,152
4.90%, 1/24/28(d)	89,610,000	90,433,992
5.707%, 4/22/28(d)	117,210,000	119,933,363
2.393%, 6/2/28(d)	37,000,000	35,967,895
4.808%, 7/25/28(d)	6,925,000	7,006,738
5.198%, 1/23/30(d)	129,020,000	132,877,475
2.879%, 10/30/30(d)	46,275,000	43,813,243
2.572%, 2/11/31(d)	43,340,000	40,277,157
3.35%, 3/2/33(d)	17,074,000	15,893,758
4.897%, 7/25/33(d)	104,244,000	105,904,454
5.389%, 4/24/34(d)	83,470,000	86,730,396
		12,374,911,085
Industrials: 12.9%
AT&T, Inc.
4.30%, 2/15/30	7,255,000	7,270,795
2.75%, 6/1/31	213,067,000	195,279,067
2.55%, 12/1/33	62,712,000	53,399,848
Bayer AG (Germany)
4.25%, 12/15/25(b)	44,030,000	43,991,449
4.375%, 12/15/28(b)	4,485,000	4,469,012
6.25%, 1/21/29(b)	124,995,000	131,436,507
6.375%, 11/21/30(b)	193,410,000	206,711,916
6.50%, 11/21/33(b)	167,421,000	180,601,340
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	62,534,000	59,758,053
6.343%, 8/2/30	36,040,000	38,905,970
2.726%, 3/25/31	71,080,000	64,942,297
4.742%, 3/16/32	277,215,000	278,699,054
7.75%, 10/19/32	39,365,000	46,002,539
6.421%, 8/2/33	71,455,000	78,445,433
Burlington Northern Santa Fe LLC
3.442%, 6/16/28(b)	55,624,053	54,146,250
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	76,952,000	77,853,339
5.20%, 9/17/30(b)	217,887,000	220,447,826
3.875%, 7/11/31(b)	96,015,000	91,122,940
Charter Communications, Inc.
4.25%, 2/1/31(b)	42,380,000	39,041,782
4.50%, 5/1/32	192,473,000	175,163,172
4.40%, 4/1/33	40,285,000	38,210,252
4.50%, 6/1/33(b)	358,231,000	318,489,125
4.25%, 1/15/34(b)	82,325,000	71,175,145
6.55%, 5/1/37	45,343,000	47,168,587
6.75%, 6/15/39	121,402,000	127,013,250
6.484%, 10/23/45	404,362,000	399,472,346
5.375%, 5/1/47	87,814,000	75,900,585
9 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
5.75%, 4/1/48	$206,066,000	$186,793,642
5.125%, 7/1/49	64,354,000	53,215,248
4.80%, 3/1/50	27,568,000	21,834,703
Comcast Corp.
2.65%, 2/1/30	51,410,000	48,206,231
3.40%, 4/1/30	32,175,000	31,128,025
4.95%, 5/15/32	41,895,000	42,957,541
Cox Enterprises, Inc.
3.35%, 9/15/26(b)	161,501,000	160,312,086
3.50%, 8/15/27(b)	39,848,000	39,303,458
5.45%, 9/15/28(b)	64,945,000	66,936,403
1.80%, 10/1/30(b)	49,571,000	43,311,907
5.70%, 6/15/33(b)	39,365,000	40,225,132
CVS Health Corp.
4.30%, 3/25/28	119,550,000	119,628,781
5.40%, 6/1/29	79,035,000	81,722,743
3.25%, 8/15/29	12,941,000	12,405,856
5.125%, 2/21/30	133,451,000	136,798,457
3.75%, 4/1/30	94,694,000	91,730,911
5.25%, 1/30/31	10,000,000	10,292,671
1.875%, 2/28/31	21,776,000	18,925,880
5.55%, 6/1/31	38,990,000	40,783,353
2.125%, 9/15/31	14,950,000	12,976,786
4.125%, 4/1/40	24,029,000	20,411,568
6.75%, 12/10/54(d)(e)	22,660,000	23,390,445
7.00%, 3/10/55(d)(e)	175,294,000	184,013,639
Dell Technologies, Inc.
6.02%, 6/15/26	2,166,000	2,183,469
6.10%, 7/15/27	37,195,000	38,343,592
Dillard's, Inc.
7.75%, 7/15/26	20,631,000	20,980,938
7.75%, 5/15/27	12,958,000	13,510,364
7.00%, 12/1/28	27,710,000	29,339,077
Elanco Animal Health, Inc.
6.65%, 8/28/28	124,426,000	129,386,616
Fibercop SpA (Italy)
7.20%, 7/18/36(b)	52,317,000	52,702,987
7.721%, 6/4/38(b)	117,004,000	118,411,207
Ford Motor Credit Co. LLC
3.375%, 11/13/25	228,727,000	228,306,282
4.389%, 1/8/26	31,215,000	31,203,532
6.95%, 3/6/26	18,575,000	18,722,902
4.542%, 8/1/26	22,235,000	22,215,999
2.70%, 8/10/26	230,939,000	227,217,233
5.125%, 11/5/26	91,015,000	91,316,601
4.95%, 5/28/27	63,005,000	62,896,036
7.35%, 11/4/27	126,915,000	132,370,927
5.918%, 3/20/28	51,375,000	52,254,902
6.80%, 5/12/28	183,238,000	190,307,769
6.798%, 11/7/28	26,051,000	27,198,659
2.90%, 2/10/29	15,000,000	13,897,894
5.113%, 5/3/29	5,605,000	5,563,428
5.73%, 9/5/30	84,275,000	84,968,646
6.054%, 11/5/31	6,369,000	6,509,611
6.532%, 3/19/32	61,075,000	63,551,839
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	69,115,000	70,472,882
5.857%, 3/15/30	21,550,000	22,832,223
5.905%, 11/22/32	147,710,000	158,937,806
HCA Healthcare, Inc.
5.25%, 6/15/26	10,912,000	10,933,619
3.125%, 3/15/27	40,524,000	39,954,200
5.00%, 3/1/28	25,600,000	26,071,109
4.125%, 6/15/29	106,136,000	105,216,133

	Par Value	Value
5.25%, 3/1/30	$58,890,000	$60,799,304
Imperial Brands PLC (United Kingdom)
3.50%, 7/26/26(b)	49,137,000	48,802,610
6.125%, 7/27/27(b)	87,665,000	90,469,515
4.50%, 6/30/28(b)	39,475,000	39,728,645
3.875%, 7/26/29(b)	249,659,000	245,252,057
5.50%, 2/1/30(b)	167,475,000	173,745,244
5.875%, 7/1/34(b)	63,825,000	66,798,084
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(b)	51,750,000	52,617,008
5.25%, 6/15/30(b)	72,275,000	74,830,727
5.85%, 6/15/35(b)	49,300,000	52,497,042
Kinder Morgan, Inc.
5.15%, 6/1/30	26,000,000	26,821,055
4.80%, 2/1/33	25,340,000	25,337,186
6.50%, 2/1/37	49,931,000	54,061,539
6.95%, 1/15/38	76,609,000	86,144,416
6.50%, 9/1/39	71,221,000	77,106,604
5.00%, 8/15/42	75,866,000	69,521,567
Macy's, Inc.
6.70%, 7/15/34(b)	54,725,000	50,210,188
Mars, Inc.
4.45%, 3/1/27(b)	41,825,000	42,120,028
4.60%, 3/1/28(b)	129,165,000	130,744,563
4.80%, 3/1/30(b)	174,008,000	177,275,388
Nordstrom, Inc.
6.95%, 3/15/28	19,742,000	20,346,836
Oracle Corp.
4.80%, 8/3/28	81,720,000	83,095,343
4.20%, 9/27/29	22,600,000	22,552,705
2.95%, 4/1/30	102,220,000	96,315,258
Philip Morris International, Inc.
4.875%, 2/13/29	50,705,000	51,793,335
5.625%, 11/17/29	38,760,000	40,784,082
5.125%, 2/15/30	32,691,000	33,784,039
5.50%, 9/7/30	42,162,000	44,331,155
5.125%, 2/13/31	35,085,000	36,309,321
5.75%, 11/17/32	33,460,000	35,649,760
5.375%, 2/15/33	77,968,000	81,423,174
Prosus NV (China)
3.257%, 1/19/27(b)	27,741,000	27,310,418
4.85%, 7/6/27(b)	193,828,000	195,073,733
3.68%, 1/21/30(b)	210,322,000	202,057,807
3.061%, 7/13/31(b)	552,347,000	501,568,056
4.193%, 1/19/32(b)	133,075,000	127,587,184
4.027%, 8/3/50(b)	12,566,000	8,793,764
4.987%, 1/19/52(b)	328,236,000	265,069,243
RTX Corp.
6.00%, 3/15/31	55,935,000	60,375,248
6.10%, 3/15/34	61,390,000	67,221,652
Synopsys, Inc.
4.65%, 4/1/28	33,950,000	34,329,981
4.85%, 4/1/30	120,588,000	122,827,423
5.00%, 4/1/32	119,080,000	121,687,483
TC Energy Corp. (Canada)
5.875%, 8/15/76(d)(e)	263,669,000	263,827,992
5.30%, 3/15/77(d)(e)	337,412,000	335,446,811
5.50%, 9/15/79(d)(e)	210,040,000	208,089,548
5.60%, 3/7/82(d)(e)	41,376,000	40,999,425
The Cigna Group
7.875%, 5/15/27	26,368,000	27,852,017
4.375%, 10/15/28	97,130,000	97,640,920
5.00%, 5/15/29	30,910,000	31,712,810
2.40%, 3/15/30	95,009,000	87,693,771
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 10

Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
	Par Value	Value
T-Mobile U.S., Inc.
2.25%, 2/15/26	$109,045,000	$108,188,283
4.75%, 2/1/28	13,285,000	13,304,998
3.375%, 4/15/29	207,295,000	201,268,858
3.875%, 4/15/30	252,579,000	247,676,070
2.55%, 2/15/31	18,435,000	16,750,423
3.50%, 4/15/31	129,944,000	123,607,478
5.20%, 1/15/33	27,025,000	27,885,994
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	151,635,000	151,041,253
5.25%, 6/6/29(b)	50,542,000	50,596,020
Union Pacific Corp.
5.082%, 1/2/29	291,527	294,472
5.866%, 7/2/30	1,570,909	1,647,306
6.176%, 1/2/31	7,688,248	8,197,379
Verizon Communications, Inc.
1.75%, 1/20/31	13,855,000	12,121,349
2.55%, 3/21/31	90,862,000	82,612,636
VMware, Inc.
1.40%, 8/15/26	87,378,000	85,435,664
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	242,640,000	256,360,164
		13,115,623,238
Utilities: 2.1%
Dominion Energy, Inc.
1.45%, 4/15/26	30,450,000	29,990,148
4.60%, 5/15/28	28,030,000	28,312,013
3.375%, 4/1/30	108,187,000	103,915,245
5.00%, 6/15/30	123,117,000	126,220,309
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	7,271,252
7.50%, 10/14/32(b)	17,497,000	20,171,650
6.80%, 9/15/37(b)	77,977,000	87,601,843
6.00%, 10/7/39(b)	120,077,000	125,685,027
NextEra Energy, Inc.
4.625%, 7/15/27	137,115,000	138,458,674
4.685%, 9/1/27	132,530,000	133,971,200
4.85%, 2/4/28	157,413,000	160,188,128
4.90%, 3/15/29	195,965,000	200,434,652
5.05%, 3/15/30	206,346,000	212,467,640
The Southern Co.
5.113%, 8/1/27	209,080,000	212,616,270
4.85%, 6/15/28	94,545,000	96,272,713
4.00%, 1/15/51(d)(e)	315,289,000	314,144,154
3.75%, 9/15/51(d)(e)	144,501,000	142,573,992
		2,140,294,910
		27,630,829,233
Total Debt Securities (Cost $100,894,003,001)		$99,842,620,542
Short-Term Investments: 1.7%
	Par Value/ Shares	Value
Repurchase Agreements: 1.1%
Bank of America(f) 4.19%, dated 9/30/25, due 10/1/25, maturity value $125,014,549	$125,000,000	125,000,000
Fixed Income Clearing Corp.(f) 4.18%, dated 9/30/25, due 10/1/25, maturity value $513,059,565	513,000,000	513,000,000

	Par Value/ Shares	Value
Fixed Income Clearing Corp.(f) 1.65%, dated 9/30/25, due 10/1/25, maturity value $101,424,389	$101,419,741	101,419,741
Standard Chartered(f) 4.20%, dated 9/30/25, due 10/1/25, maturity value $375,043,750	375,000,000	375,000,000
		1,114,419,741
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	622,457,984	622,457,984
Total Short-Term Investments (Cost $1,736,877,725)		$1,736,877,725
Total Investments In Securities (Cost $102,630,880,726)	100.2%	$101,579,498,267
Other Assets Less Liabilities	(0.2)%	(185,763,440)
Net Assets	100.0%	$101,393,734,827
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 3.75%-4.375%,
2/28/27-11/30/28. Total collateral value is $626,708,211.
Bank of America: U.S. Treasury Notes 3.875%, 9/30/29-7/31/30. Total
collateral value is $127,514,885.
Standard Chartered: U.S. Treasury Bills 10/30/25-12/4/25. U.S. Treasury
Notes 0.50%-4.875%, 2/28/26-11/15/34. U.S. Treasury Bonds 1.375%-
4.75%, 8/15/39-8/15/50. U.S. Treasury Inflation Indexed Notes 0.125%-
2.125%, 7/15/26-2/15/49. Total collateral value is $382,544,628.

*	Rounds to 0.0%.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
11 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                September 30, 2025
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	34,205	12/19/25	$3,848,062,500	$25,688,723
Ultra Long-Term U.S. Treasury Bond	18,913	12/19/25	2,270,742,063	67,781,695
				$93,470,418
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 12

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$14,623,460,137
Government-Related	—	3,884,073,363
Securitized	—	53,704,257,809
Corporate	—	27,630,829,233
Short-Term Investments
Repurchase Agreements	—	1,114,419,741
Money Market Fund	622,457,984	—
Total Securities	$622,457,984	$100,957,040,283
Other Investments
Futures Contracts
Appreciation	$93,470,418	$—
Security transactions. Security transactions are recorded on the trade date.
13 / Dodge & Cox Income Fund

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities: 97.3%
		Par Value	Value
Government: 33.5%
Brazil Government (Brazil)
10.00%, 1/1/33	BRL	937,740,000	$148,642,124
Chile Government (Chile)
5.00%, 10/1/28(a)(b)	CLP	17,780,000,000	18,473,663
6.00%, 4/1/33(a)(b)	CLP	12,280,000,000	13,123,463
5.80%, 10/1/34(a)(b)	CLP	24,900,000,000	26,314,887
Colombia Government (Colombia)
7.25%, 10/18/34	COP	345,500,000,000	67,945,308
Hungary Government (Hungary)
9.50%, 10/21/26	HUF	5,530,000,000	17,146,953
6.75%, 10/22/28	HUF	4,050,000,000	12,303,233
Japan Government (Japan)
0.20%, 12/20/27	JPY	23,792,850,000	158,249,005
Malaysia Government (Malaysia)
2.632%, 4/15/31	MYR	176,575,000	40,484,632
Mexico Government (Mexico)
7.75%, 11/23/34	MXN	363,344,200	18,766,881
8.00%, 11/7/47	MXN	1,718,718,400	82,308,156
New Zealand Government (New Zealand)
2.75%, 4/15/37(a)	NZD	171,300,000	84,358,905
Norway Government (Norway)
3.00%, 8/15/33(a)(b)	NOK	1,057,750,000	98,915,324
3.75%, 6/12/35(a)(b)	NOK	377,500,000	36,919,551
Peru Government (Peru)
7.60%, 8/12/39(a)(b)	PEN	223,311,000	70,276,218
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	510,073,000	29,090,074
South Korea Government (South Korea)
2.875%, 12/10/27	KRW	42,150,000,000	30,241,062
3.375%, 6/10/32	KRW	24,816,850,000	18,218,794
U.S. Treasury Inflation Indexed (United States)
2.375%, 2/15/55(c)	USD	15,353,602	14,987,755
U.S. Treasury Note/Bond (United States)
3.375%, 9/15/28	USD	45,000,000	44,694,140
4.00%, 5/31/30	USD	36,335,000	36,760,801
3.625%, 8/31/30	USD	82,690,000	82,263,630
4.125%, 5/31/32	USD	8,989,000	9,102,767
4.00%, 6/30/32	USD	37,941,000	38,136,633
4.00%, 2/15/34	USD	32,160,000	32,075,831
4.375%, 5/15/34	USD	40,000,000	40,925,000
4.25%, 11/15/34	USD	54,000,000	54,609,609
4.625%, 5/15/54	USD	16,100,000	15,818,250
4.50%, 11/15/54	USD	37,000,000	35,625,508
United Kingdom Government (United Kingdom)
4.375%, 7/31/54(a)	GBP	18,300,000	20,615,613
			1,397,393,770
Government-Related: 7.5%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	12,022,817	13,432,924
6.899%, 12/1/40	USD	5,129,213	5,730,797
Colombia Government International (Colombia)
3.125%, 4/15/31	USD	32,825,000	28,474,046
Kommuninvest Cooperative Society (Sweden)
3.25%, 11/12/29(a)	SEK	360,900,000	39,308,421
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(a)	EUR	7,600,000	8,960,734
6.70%, 2/16/32	USD	22,050,000	21,851,616

		Par Value	Value
6.75%, 9/21/47	USD	2,311,000	$1,907,282
7.69%, 1/23/50	USD	55,025,000	50,029,616
Romanian Government International (Romania)
5.375%, 3/22/31(b)	EUR	15,325,000	18,295,819
State of Illinois GO (United States)
5.10%, 6/1/33	USD	26,743,628	27,205,867
State of New South Wales Australia (Australia)
1.75%, 3/20/34(a)	AUD	102,450,000	53,747,543
State of Queensland Australia (Australia)
4.50%, 8/22/35(a)(b)	AUD	67,350,000	43,002,580
			311,947,245
Securitized: 29.5%
Asset-Backed: 5.7%
Auto Loan: 2.5%
Ford Credit Auto Owner Trust (United States)
Series 2025-B B, 4.24%, 7/15/31	USD	6,450,038	6,444,467
GM Financial Consumer Automobile Receivables Trust (United States)
Series 2024-4 A4, 4.44%, 4/16/30	USD	16,000,000	16,154,419
Series 2025-2 B, 4.62%, 5/16/31	USD	3,000,000	3,023,317
Series 2025-3 B, 4.53%, 9/16/31	USD	1,500,000	1,515,301
Series 2025-2 C, 4.91%, 10/18/32	USD	2,750,000	2,772,438
Series 2025-3 C, 4.73%, 1/18/33	USD	2,500,000	2,521,767
Hyundai Auto Receivables Trust (United States)
Series 2025-B B, 4.72%, 7/15/30	USD	3,000,000	3,053,760
Series 2024-C A4, 4.44%, 1/15/31	USD	15,000,000	15,139,188
Series 2024-C B, 4.67%, 1/15/31	USD	4,000,000	4,051,747
Series 2025-A B, 4.61%, 4/15/31	USD	11,000,000	11,150,529
Series 2024-C C, 4.86%, 2/17/32	USD	8,250,000	8,361,111
Series 2025-A C, 4.76%, 6/15/32	USD	17,000,000	17,215,728
Series 2025-B C, 4.92%, 7/15/32	USD	4,500,000	4,579,586
Series 2025-C C, 4.37%, 1/18/33	USD	6,492,000	6,457,076
			102,440,434
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	USD	1,776,891	1,834,519
8.20%, 4/6/28(b)	USD	4,084,822	4,211,492
			6,046,011
Student Loan: 3.1%
ECMC Group Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.05% Series 2025-2A A, 5.37%, 11/25/74(b)	USD	16,371,000	16,370,057
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 1

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
		Par Value	Value
Navient Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.364% Series 2016-5A A, 5.721%, 6/25/65(b)	USD	767,755	$775,457
+1.464% Series 2016-3A A3, 5.821%, 6/25/65(b)	USD	9,621,162	9,736,955
+1.114% Series 2017-4A A3, 5.471%, 9/27/66(b)	USD	2,605,608	2,612,903
+0.664% Series 2021-2A A1B, 5.021%, 2/25/70(b)	USD	3,926,883	3,880,177
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	760,390	756,271
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,816,641
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.064% Series 2012-1 A3, 5.421%, 9/25/28	USD	807,208	789,980
United States 90 Day Average SOFR
+0.371% Series 2003-1 A5A, 4.739%, 12/15/32(b)	USD	1,197,142	1,135,554
+0.711% Series 2003-1 A5B, 5.079%, 12/15/32(b)	USD	429,597	413,151
+0.751% Series 2007-6 A5, 5.092%, 4/27/43	USD	4,897,539	4,679,248
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	82,431	81,939
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	978,390
Series 2023-C B, 6.36%, 11/15/52(b)	USD	9,000,000	9,417,352
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	2,462,963	2,244,858
Series 2023-A B, 5.88%, 1/15/53(b)	USD	7,000,000	7,183,629
Series 2025-B A1A, 5.02%, 3/17/53(b)	USD	5,451,567	5,509,455
Series 2024-F B, 5.73%, 3/16/54(b)	USD	5,500,000	5,538,355
Series 2025-A B, 5.86%, 4/15/54(b)	USD	8,000,000	8,075,939
Series 2024-A B, 5.88%, 3/15/56(b)	USD	5,000,000	5,112,845
Series 2023-B B, 5.77%, 10/16/56(b)	USD	15,302,761	15,529,293
Series 2024-E A1A, 5.09%, 10/16/56(b)	USD	17,124,968	17,341,550
Series 2024-E B, 5.71%, 10/16/56(b)	USD	7,500,000	7,502,032
			127,482,031
			235,968,476
CMBS: 0.0%
Agency CMBS: 0.0%
Freddie Mac Military Housing Trust Multifamily (United States)
4.095%, 11/25/52(b)(d)	USD	891,128	811,509
3.384%, 11/25/55(b)(d)	USD	1,483,473	1,306,314
			2,117,823

		Par Value	Value
Mortgage-Related: 23.8%
CMO & REMIC: 0.7%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	147,238	$153,181
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	16,104,548	14,837,509
Series 4283 EW, 4.50%, 12/15/43(d)	USD	29,517	29,698
Series 4319 MA, 4.50%, 3/15/44(d)	USD	105,516	106,071
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	103,569	99,047
Series 2014-184 GZ, 3.50%, 12/20/44	USD	9,569,818	9,020,490
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 5.239%, 1/20/73	USD	7,424,666	7,422,292
			31,668,288
Federal Agency Mortgage Pass-Through: 23.1%
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/55	USD	17,323,083	16,846,535
2.50% 6/1/50 - 4/1/52	USD	73,009,964	62,413,129
2.00% 9/1/50 - 1/1/51	USD	9,252,490	7,569,495
3.50% 4/1/52 - 5/1/53	USD	101,826,792	93,362,824
3.50%, 5/1/52	USD	49,653,766	45,446,037
3.50%, 6/1/52	USD	78,688,428	72,024,322
4.00% 6/1/52 - 7/1/53	USD	15,965,431	15,073,139
3.50%, 6/1/52	USD	28,537,937	26,363,404
4.00%, 8/1/52	USD	59,887,330	56,600,561
4.00%, 10/1/52	USD	57,826,457	54,657,859
4.50%, 12/1/54	USD	41,225,716	39,997,980
Fannie Mae, 40 Year (United States)
3.00%, 6/1/62	USD	21,040,876	18,071,267
Fannie Mae, Hybrid ARM (United States)
6.298%, 8/1/44(d)	USD	19,781	20,419
6.515%, 9/1/44(d)	USD	11,668	12,004
Freddie Mac, Hybrid ARM (United States)
6.75%, 10/1/44(d)	USD	34,484	35,477
6.478%, 11/1/44(d)	USD	115,284	118,651
6.416%, 1/1/45(d)	USD	61,784	63,647
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	18,014	18,843
4.50% 8/1/44 - 7/1/47	USD	333,108	330,137
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 11/1/51	USD	34,104,523	29,246,208
3.50% 5/1/52 - 10/1/52	USD	78,394,812	71,749,305
4.00%, 8/1/52	USD	48,530,389	45,866,905
3.50%, 9/1/52	USD	62,058,534	56,796,155
4.00%, 9/1/52	USD	138,661,389	131,157,782
4.00%, 10/1/52	USD	8,093,318	7,645,361
3.50%, 8/1/53	USD	52,267,890	47,841,314
4.50%, 1/1/54	USD	30,078,978	29,257,848
4.50%, 1/1/54	USD	3,990,981	3,884,297
4.50%, 4/1/55	USD	30,078,220	29,182,453
			961,653,358
			993,321,646
			1,231,407,945
Corporate: 26.8%
Financials: 8.3%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	9,054,173
2 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
		Par Value	Value
2.572%, 10/20/32(e)	USD	2,975,000	$2,666,379
3.846%, 3/8/37(e)	USD	24,350,000	22,749,929
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	5,925,000	5,957,789
3.564%, 9/23/35(e)	USD	8,550,000	7,994,050
BNP Paribas SA (France)
4.375%, 5/12/26(b)	USD	5,675,000	5,664,293
4.625%, 3/13/27(b)	USD	3,100,000	3,111,301
2.591%, 1/20/28(b)(e)	USD	4,000,000	3,913,661
5.085%, 5/9/31(b)(e)	USD	3,400,000	3,464,967
2.588%, 8/12/35(b)(e)	USD	18,396,000	16,489,323
5.906%, 11/19/35(b)(e)	USD	5,625,000	5,828,662
Boston Properties, Inc. (United States)
3.65%, 2/1/26	USD	2,150,000	2,143,463
6.75%, 12/1/27	USD	3,550,000	3,723,608
4.50%, 12/1/28	USD	3,075,000	3,072,906
3.25%, 1/30/31	USD	8,175,000	7,602,050
Capital One Financial Corp. (United States)
6.312%, 6/8/29(e)	USD	3,975,000	4,169,823
7.624%, 10/30/31(e)	USD	6,950,000	7,860,398
Citigroup, Inc. (United States)
6.174%, 5/25/34(e)	USD	4,093,000	4,355,007
United States 90 Day Average SOFR
+6.63%,10.942%, 10/30/40(f)	USD	4,162,250	5,019,673
HSBC Holdings PLC (United Kingdom)
8.113%, 11/3/33(e)	USD	8,775,000	10,290,940
6.547%, 6/20/34(e)	USD	13,650,000	14,733,987
7.399%, 11/13/34(e)	USD	8,325,000	9,474,617
6.50%, 5/2/36	USD	4,500,000	4,964,069
6.50%, 9/15/37	USD	1,100,000	1,198,248
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(a)(e)	EUR	9,550,000	11,153,694
5.04%, 1/23/28(e)	USD	2,625,000	2,654,772
4.493%, 3/24/31(e)	USD	2,125,000	2,144,949
2.522%, 4/22/31(e)	USD	2,000,000	1,855,060
2.956%, 5/13/31(e)	USD	8,550,000	8,018,820
5.717%, 9/14/33(e)	USD	6,400,000	6,768,166
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	USD	6,600,000	6,601,271
4.65%, 3/24/26	USD	4,200,000	4,202,945
5.721%, 6/5/30(e)	USD	3,000,000	3,137,579
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(e)	USD	7,135,000	7,000,052
5.808%, 9/13/29(e)	USD	4,469,000	4,659,650
6.475%, 6/1/34(e)	USD	3,200,000	3,366,007
3.032%, 11/28/35(e)	USD	13,325,000	12,187,276
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(e)	USD	1,900,000	1,973,139
6.196%, 11/17/29(e)	USD	5,200,000	5,518,650
5.853%, 5/19/34(e)	USD	3,450,000	3,692,308
6.136%, 8/24/34(e)	USD	1,625,000	1,770,095
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(e)	USD	11,800,000	11,711,502
4.937%, 4/23/28(e)	USD	5,225,000	5,286,167
5.727%, 4/25/30(e)	USD	3,000,000	3,138,727
5.218%, 4/23/31(e)	USD	4,325,000	4,472,507
UBS Group AG (Switzerland)
2.746%, 2/11/33(b)(e)	USD	4,100,000	3,656,221
5.959%, 1/12/34(b)(e)	USD	7,800,000	8,343,751
UniCredit SPA (Italy)

		Par Value	Value
5.459%, 6/30/35(b)(e)	USD	32,200,000	$32,463,093
Wells Fargo & Co. (United States)
4.90%, 1/24/28(e)	USD	2,575,000	2,598,678
2.572%, 2/11/31(e)	USD	5,100,000	4,739,582
3.35%, 3/2/33(e)	USD	9,375,000	8,726,952
4.897%, 7/25/33(e)	USD	2,800,000	2,844,600
5.389%, 4/24/34(e)	USD	7,800,000	8,104,673
			348,294,202
Industrials: 16.5%
Bayer AG (Germany)
3.125%, 11/12/79(a)(e)(f)	EUR	29,600,000	34,208,063
5.375%, 3/25/82(a)(e)(f)	EUR	11,200,000	13,511,574
7.00%, 9/25/83(a)(e)(f)	EUR	7,900,000	10,144,332
British American Tobacco PLC (United Kingdom)
3.75%, (a)(e)(f)(g)	EUR	61,750,000	71,976,950
Cemex SAB de CV (Mexico)
5.125%, (b)(e)(f)(g)	USD	26,725,000	26,613,947
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	51,975,000	47,300,691
4.50%, 6/1/33(b)	USD	25,275,000	22,471,011
CVS Health Corp. (United States)
7.00%, 3/10/55(e)(f)	USD	16,375,000	17,189,541
Elanco Animal Health, Inc. (United States)
6.65%, 8/28/28	USD	29,932,000	31,125,329
Fibercop SpA (Italy)
7.20%, 7/18/36(b)	USD	3,940,000	3,969,069
7.721%, 6/4/38(b)	USD	2,764,000	2,797,243
Ford Motor Credit Co. LLC (United States)
3.375%, 11/13/25	USD	8,488,000	8,472,387
4.389%, 1/8/26	USD	6,240,000	6,237,707
4.95%, 5/28/27	USD	3,700,000	3,693,601
5.918%, 3/20/28	USD	9,350,000	9,510,138
6.80%, 5/12/28	USD	7,587,000	7,879,725
6.798%, 11/7/28	USD	8,000,000	8,352,434
6.532%, 3/19/32	USD	8,350,000	8,688,626
HCA Healthcare, Inc. (United States)
5.00%, 3/1/28	USD	1,625,000	1,654,904
5.25%, 3/1/30	USD	6,475,000	6,684,929
5.50%, 3/1/32	USD	8,800,000	9,168,116
Imperial Brands PLC (United Kingdom)
5.50%, 2/1/30(b)	USD	4,200,000	4,357,247
4.875%, 6/7/32(a)	GBP	32,532,000	42,056,182
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(b)	USD	1,825,000	1,855,576
5.25%, 6/15/30(b)	USD	2,575,000	2,666,055
5.85%, 6/15/35(b)	USD	1,725,000	1,836,864
Mars, Inc. (United States)
4.45%, 3/1/27(b)	USD	1,450,000	1,460,228
4.60%, 3/1/28(b)	USD	2,225,000	2,252,210
4.80%, 3/1/30(b)	USD	7,925,000	8,073,810
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(b)	USD	36,936,000	36,795,543
Molex Electronic Technologies LLC (United States)
4.75%, 4/30/28(b)	USD	10,750,000	10,855,300
5.25%, 4/30/32(b)	USD	6,150,000	6,258,388
News Corp. (United States)
3.875%, 5/15/29(b)	USD	10,497,000	10,138,544
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 3

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Debt Securities (continued)
		Par Value	Value
Prosus NV (China)
4.193%, 1/19/32(b)	USD	2,000,000	$1,917,523
2.031%, 8/3/32(b)	EUR	32,475,000	34,252,568
Synopsys, Inc. (United States)
4.65%, 4/1/28	USD	1,025,000	1,036,472
4.85%, 4/1/30	USD	4,975,000	5,067,390
5.00%, 4/1/32	USD	2,350,000	2,401,458
TC Energy Corp. (Canada)
5.875%, 8/15/76(e)(f)	USD	26,645,000	26,661,067
5.30%, 3/15/77(e)(f)	USD	30,142,000	29,966,444
5.50%, 9/15/79(e)(f)	USD	23,605,000	23,385,802
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	17,225,000	16,385,049
8.75%, 3/15/32	USD	25,350,000	30,883,495
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	7,151,886
5.25%, 6/6/29(b)	USD	1,449,000	1,450,549
VMware, Inc. (United States)
1.40%, 8/15/26	USD	7,350,000	7,186,616
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(e)(f)	USD	14,450,000	15,267,080
3.00%, 8/27/80(a)(e)(f)	EUR	3,848,000	4,354,856
			687,624,519
Utilities: 2.0%
American Electric Power Co., Inc. (United States)
5.20%, 1/15/29	USD	12,850,000	13,249,446
Dominion Energy, Inc. (United States)
4.60%, 5/15/28	USD	3,375,000	3,408,956
5.00%, 6/15/30	USD	14,575,000	14,942,380
NextEra Energy, Inc. (United States)
4.685%, 9/1/27	USD	15,300,000	15,466,380
4.85%, 2/4/28	USD	1,600,000	1,628,208
5.05%, 3/15/30	USD	7,070,000	7,279,745
5.00%, 7/15/32	USD	4,500,000	4,601,076
5.65%, 5/1/79(e)(f)	USD	3,000,000	3,015,829
The Southern Co. (United States)
5.113%, 8/1/27	USD	4,425,000	4,499,842
3.75%, 9/15/51(e)(f)	USD	14,226,000	14,036,288
			82,128,150
			1,118,046,871
Total Debt Securities (Cost $3,960,255,529)			$4,058,795,831
Short-Term Investments: 1.6%
		Par Value/ Shares	Value
Repurchase Agreements: 0.7%
Fixed Income Clearing Corp.(h) 4.18%, dated 9/30/25, due 10/1/25, maturity value $22,002,554	USD	22,000,000	$22,000,000
Fixed Income Clearing Corp.(h) 1.65%, dated 9/30/25, due 10/1/25, maturity value $4,159,577	USD	4,159,386	4,159,386
			26,159,386

		Par Value/ Shares	Value
Money Market Fund: 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	37,910,300	$37,910,300
Total Short-Term Investments (Cost $64,069,686)			$64,069,686
Total Investments in Securities (Cost $4,024,325,215)		98.9%	$4,122,865,517
Other Assets Less Liabilities		1.1%	47,059,045
Net Assets		100.0%	$4,169,924,562
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Inflation-linked
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.75%- 4.375%, 4/30/27-11/30/28. Total collateral value is $26,682,654.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

4 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	2,299	12/19/25	$258,637,500	$1,801,723
UK-Gilt	677	12/29/25	82,709,542	389,421
Ultra 10 Year U.S. Treasury Note	1,443	12/19/25	166,057,734	2,286,081
				$4,477,225
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Morgan Stanley	5/8/26	USD	17,251,973	CHF	13,927,000	$(667,190)
HSBC	6/12/26	USD	1,929,550	CHF	1,504,000	(12,490)
Morgan Stanley	6/12/26	USD	9,120,517	CHF	7,085,000	(27,989)
COP: Colombian Peso
Barclays	1/22/26	USD	16,591,290	COP	72,197,000,000	(1,541,512)
State Street	1/22/26	USD	3,513,865	COP	15,634,240,000	(412,788)
State Street	1/22/26	USD	3,641,886	COP	16,176,529,500	(420,967)
Goldman Sachs	2/12/26	USD	16,656,548	COP	72,431,000,000	(1,480,123)
Morgan Stanley	2/12/26	USD	4,234,069	COP	17,533,281,000	(156,252)
State Street	2/12/26	USD	3,599,387	COP	15,371,900,000	(249,726)
EUR: Euro
Bank of America	10/10/25	USD	28,554,846	EUR	25,919,600	(1,891,010)
Bank of America	10/10/25	EUR	171,375	USD	201,591	(290)
HSBC	10/10/25	EUR	1,627,000	USD	1,887,814	23,304
HSBC	10/10/25	EUR	2,917,544	USD	3,436,455	(9,429)
Morgan Stanley	10/10/25	USD	3,673,016	EUR	3,165,000	(44,677)
Morgan Stanley	10/10/25	EUR	2,880,247	USD	3,365,077	18,137
Morgan Stanley	10/10/25	EUR	3,900,000	USD	4,557,293	23,752
Standard Chartered	10/10/25	USD	28,719,407	EUR	26,050,710	(1,880,454)
Standard Chartered	10/10/25	EUR	2,315,625	USD	2,723,588	(3,593)
Barclays	1/8/26	USD	31,354,783	EUR	29,659,589	(3,661,231)
HSBC	1/8/26	USD	2,210,354	EUR	2,068,203	(231,359)
HSBC	1/8/26	USD	31,612,099	EUR	29,876,312	(3,659,778)
HSBC	1/8/26	USD	8,105,683	EUR	7,029,234	(193,008)
Morgan Stanley	1/8/26	EUR	3,158,880	USD	3,702,394	26,969
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 5

Consolidated Portfolio of Investments (unaudited)
                September 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
GBP: British Pound
Citibank	10/24/25	GBP	4,986,790	USD	6,702,343	$5,211
HSBC	10/24/25	USD	13,856,350	GBP	10,192,436	146,866
Morgan Stanley	10/24/25	USD	17,063,386	GBP	12,808,060	(164,281)
HSBC	1/16/26	USD	3,957,593	GBP	2,965,004	(29,881)
HSBC	1/16/26	USD	31,302,109	GBP	23,007,681	360,318
Morgan Stanley	1/16/26	USD	4,312,223	GBP	3,208,185	(2,292)
KRW: South Korean Won
Bank of America	11/20/25	USD	12,295,380	KRW	16,900,000,000	234,349
HSBC	11/20/25	KRW	10,920,803,554	USD	7,768,391	25,464
JPMorgan	11/20/25	USD	12,294,933	KRW	16,900,000,000	233,902
State Street	11/20/25	KRW	22,879,196,446	USD	16,289,923	38,284
MXN: Mexican Peso
Bank of America	4/24/26	USD	9,899,706	MXN	202,958,820	(945,046)
Bank of America	6/26/26	USD	6,442,741	MXN	127,476,075	(323,755)
NOK: Norwegian Krone
Bank of America	12/12/25	USD	12,462,222	NOK	125,500,812	(116,369)
Citibank	2/6/26	USD	3,886,185	NOK	39,801,918	(102,188)
Morgan Stanley	7/24/26	USD	11,143,953	NOK	113,771,792	(242,787)
HSBC	9/18/26	USD	11,214,809	NOK	110,237,345	189,265
NZD: New Zealand Dollar
Citibank	12/18/25	USD	8,228,432	NZD	14,184,947	(19,610)
JPMorgan	12/18/25	USD	8,368,762	NZD	14,694,929	(175,816)
Morgan Stanley	12/18/25	USD	7,281,649	NZD	12,382,893	81,437
Citibank	3/13/26	USD	3,275,405	NZD	5,458,253	91,347
HSBC	3/13/26	USD	5,457,623	NZD	9,094,927	152,121
Morgan Stanley	3/13/26	USD	9,783,826	NZD	17,017,718	(143,415)
Morgan Stanley	3/13/26	USD	8,615,868	NZD	14,986,465	(126,447)
HSBC	8/28/26	USD	6,082,084	NZD	10,355,684	9,143
Morgan Stanley	8/28/26	USD	26,615,222	NZD	44,945,314	257,693
PEN: Peruvian Sol
Morgan Stanley	11/21/25	USD	6,546,424	PEN	23,338,000	(166,600)
Citibank	3/5/26	USD	8,622,844	PEN	31,745,000	(482,251)
Citibank	3/5/26	USD	8,313,132	PEN	30,520,000	(440,609)
Citibank	3/5/26	USD	12,961,098	PEN	47,610,000	(694,394)
Citibank	3/5/26	USD	3,747,331	PEN	13,864,000	(229,139)
Citibank	5/15/26	USD	13,509,246	PEN	50,200,358	(855,133)
Citibank	5/15/26	USD	13,604,477	PEN	50,608,655	(876,732)
ZAR: South African Rand
Bank of America	10/10/25	ZAR	160,273,076	USD	8,800,217	475,163
Standard Chartered	10/10/25	USD	12,066,577	ZAR	238,773,795	(1,751,825)
Standard Chartered	10/10/25	USD	12,080,739	ZAR	239,279,391	(1,766,923)
Standard Chartered	1/15/26	USD	5,790,149	ZAR	113,165,568	(712,386)
Bank of America	4/24/26	USD	2,481,754	ZAR	47,632,312	(233,207)
Goldman Sachs	4/24/26	USD	1,930,201	ZAR	34,853,000	(56,361)
Unrealized gain on currency forward contracts						2,392,725
Unrealized loss on currency forward contracts						(27,201,313)
Net unrealized loss on currency forward contracts						$(24,808,588)
The listed counterparty may be the parent company or one of its subsidiaries.
6 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$1,397,393,770
Government-Related	—	311,947,245
Securitized	—	1,231,407,945
Corporate	—	1,118,046,871
Short-Term Investments
Repurchase Agreements	—	26,159,386
Money Market Fund	37,910,300	—
Total Securities	$37,910,300	$4,084,955,217
Other Investments
Futures Contracts
Appreciation	$4,477,225	$—
Currency Forward Contracts
Appreciation	—	2,392,725
Depreciation	—	(27,201,313)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Global Bond Fund / 7